33-14905

   Filed with the Securities and Exchange Commission
                    December 1, 1995

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
  ACT OF 1933                                [ ]
Pre-Effective Amendment No.                  [ ]
Post-Effective Amendment No.    24           [x]

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY ACT OF 1940                        [ ]
Amendment No.   27                           [x]

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to Paragraph (a)
[x]  On February 1, 1996 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On    (date)    pursuant to paragraph (a)(2) of Rule 485

    The Registrant has registered an indefinite number or amount of securities in accordance with Rule 24 under the Securities Act of 1933, and filed a Rule 24f-2 Notice for its most recent fiscal year on November 29, 1995.





              THORNBURG INVESTMENT TRUST

(i)    Thornburg Limited Term U.S. Government Fund
(ii)   Thornburg Intermediate Municipal Fund
(iii)  Thornburg New Mexico Intermediate Municipal Fund
(iv)   Thornburg Texas Intermediate Municipal Fund
(v)    Thornburg Limited Term Income Fund
(vi)   Thornburg Alabama Intermediate Municipal Fund
(vii)  Thornburg Arizona Intermediate Municipal Fund
(viii) Thornburg Pennsylvania Intermediate Municipal Fund
(ix)   Thornburg Florida Intermediate Municipal Fund
(x)    Thornburg Tennessee Intermediate Municipal Fund
(xi)   Thornburg Utah Intermediate Municipal Fund
(xii)  Thornburg Value Fund

                            CONTENTS

Facing Sheet
Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund;
                          Thornburg Limited Term Income Fund)

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Cross Reference Sheets   (Thornburg Value Fund)

Prospectus               (Thornburg Limited Term U.S. Government
                          Fund;
                          Thornburg Limited Term Income Fund)

Prospectus               (Thornburg Intermediate Municipal Fund;
                          Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Prospectus               (Thornburg Value Fund)

Statement of Additional  (Thornburg Limited Term U.S. Government
Information               Fund;
                          Thornburg Limited Term Income Fund)

Statement of Additional  (Thornburg Intermediate Municipal Fund;
Information               Thornburg New Mexico Intermediate
                          Municipal Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Texas Intermediate Municipal
                          Fund;
                          Thornburg Alabama Intermediate Municipal
                          Fund;
                          Thornburg Arizona Intermediate Municipal
                          Fund
                          Thornburg Pennsylvania Intermediate
                          Municipal Fund;
                          Thornburg Florida Intermediate Municipal
                          Fund;
                          Thornburg Tennessee Intermediate
                          Municipal Fund;
                          Thornburg Utah Intermediate Municipal
                          Fund)

Statement of Additional  (Thornburg Value Fund)
Information

Part C

Signature Page

Exhibits








                   THORNBURG INVESTMENT TRUST
                      CROSS REFERENCE SHEET
             ("Thornburg Limited Term Income Funds")
           Thornburg Limited Term U.S. Government Fund
               Thornburg Limited Term Income Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . EXPENSE INFORMATION
2 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS
4 (a)(i)  . . . . . . . . . . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c). . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
       5  . . . . . . . . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . . . . . . . . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
                                                                Outside Cover
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . . . . . . . . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . . . . . . . . . . . . Organization of the Funds
                                                    Organization of the Funds
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . . . . . . . . . . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable










Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . . . . . . . . . . . . .INVESTMENT LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . . . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .MANAGEMENT
   (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                                                   MANAGEMENT
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                               SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . . .Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17  . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . . . . . . . . . . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                                            YIELD COMPUTATION
23  . . . . . . . . . . . . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS























              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEET
      ("Thornburg Intermediate Municipal Funds")
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
      Thornburg Texas Intermediate Municipal Fund
     Thornburg Alabama Intermediate Municipal Fund
     Thornburg Arizona Intermediate Municipal Fund
  Thornburg Pennsylvania Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg Tennessee Intermediate Municipal Fund
      Thornburg Utah Intermediate Municipal Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . . . . . . . . . .  FINANCIAL HIGHLIGHTS
4 (a)(i). . . . . . . . . . . . . . . . . . .Special Considerations Affecting
                                                          Single-State Funds;
                                                    Organization of the Funds
                                                    Organization of the Funds
  (a)(ii), (b) & (c). . . . . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . . . . . . . . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
                                                                Outside Cover
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . . . . . . . . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . . . . . . . . . . . . Organization of the Funds
                                                    Organization of the Funds
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . . . . . . . . . . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable


Part B                                    Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . . . . . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                                           Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)                                       INVESTMENT ADVISER AND
                                               INVESTMENT ADVISORY AGREEMENT;
                                                                   MANAGEMENT
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
 . . . . . . . . . . . . . . . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . . . . . . . . . . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                                            YIELD COMPUTATION
23  . . . . . . . . . . . . . . . . . . . . . . . . Incorporated by reference






















              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEET
                 Thornburg Value Fund

Form N-1A Item Number
Part A                                                     Prospectus Caption
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
      (ii)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . KEY FACTS
                                                         The Fund at a Glance
                                             INVESTMENT PRINCIPLES AND RISKS;
                                         SECURITIES AND INVESTMENT PRACTICES;
                             FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
   (b). . . . . . . . . . . . . . . . . . . .INVESTMENT PRINCIPLES AND RISKS;
                                          SECURITIES AND INVESTMENT PRACTICES
5 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
  (b), (c). . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
                                                               Management Fee
5 A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                                                     Organization of the Fund
  (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
  (f), (g). . . . . . . . . . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (h) . . . . . . . . . . . . . . . . . . . . . . . . . .  BUYING FUND SHARES
7 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                                                  TMC and TSC
  (b), (c), (d) . . . . . . . . . . . . . . . . . . . . .  BUYING FUND SHARES
  (e), (f). . . . . . . . . . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . .BUYING FUND SHARES
                                                              Class B Shares;
                                                          SELLING FUND SHARES
8 (a), (b), (c) . . . . . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . TRANSACTION DETAILS
9 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable










Part B              Statement of Additional Information

10. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
13
  (a) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (b) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . . . . . . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Prospectus
14 (a), (b) . . . . . . . . . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
   (c). . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
  (d)                                                  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
  (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                                                INVESTMENT ADVISORY AGREEMENT
                                               SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . . . . . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . .  Prospectus; CONVERSION OF CLASS B SHARES
19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Prospectus;
                               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
20  . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . PERFORMANCE
23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable























                    THORNBURG LIMITED TERM INCOME FUNDS
                              February 1, 1996



                                PROSPECTUS

                             Table of Contents

Fees and Expenses
Financial Highlights
Management Discussion of Fund Performance
Investment Objectives and Policies
Description of Share Classes
How to Purchase Fund Shares
How Redeem Shares
Management of the Funds
Service and Distribution Plans
Distributions and Taxes
Supplementary Information

                                PROSPECTUS

Thornburg Limited Term Income Funds (the "Funds") are series of Thornburg Investment Trust (formerly Thornburg Income Trust) (the "Trust"), each with a separate investment portfolio, and each having its own series of shares:

Thornburg Limited Term U.S. Government Fund ("Government Fund")
Thornburg Limited Term Income Fund ("Income Fund")

Each Fund has the primary investment objective of providing, through investment in a professionally managed portfolio of fixed income obligations, as high a level of current income as is consistent, in the view of the Funds' investment adviser, with safety of capital. The Government Fund will seek to achieve its primary investment objective by investing primarily in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. The Income Fund will seek to achieve its primary investment objective by investing in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. The Income Fund also may invest in or utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. See "Income Fund" and "Other Investment Strategies", below.

Additionally, each Fund will seek to reduce fluctuations in its net asset value compared to longer term portfolios by investing in obligations with an expected dollar-weighted average maturity of normally not more than five years. If your sole objective is preservation of capital, then the Funds may not be suitable for you because their net asset values will vary as market interest rates fluctuate. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. Each of the Funds are divided into multiple classes. See "Description of Classes."

This Prospectus concisely sets forth the information a prospective investor should know about the Funds before investing. It should be retained for future reference.

    Additional information about the Funds is contained in a Statement of Additional Information dated February 1, 1996, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information may be obtained at no charge by contacting Thornburg Securities Corporation, 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, (800) 847-0200. This Prospectus incorporates by reference the entire Statement of Additional Information.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES INVOLVE INVESTMENT RISKS (INCLUDING POSSIBLE LOSS OF PRINCIPAL), AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY.

EXPENSE INFORMATION

SHAREHOLDER TRANSACTION COSTS
                                       Class A             Class C
                                       -------             -------
Maximum sales charge on sales           2.50%               none
(as a percentage of offering price)

Maximum deferred sales charge on
redemptions                             0.50% <F1>          0.50 <F2>
(as a percentage of redemption proceeds
or original price, whichever is lower)

<F1>  Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

<F2>  Imposed only on redemptions within 12 months of purchase, for Class C shares purchased on or after October 2, 1995.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

GOVERNMENT FUND                        Class A             Class C
---------------                        -------             -------
Management Fees                         .50%                .50%
12b-1 Fees
(after fee waiver for Class C)          .25%                .75%
Other Expenses                          .24%                .60%
Total Fund Operating Expenses           .99%               1.35%

Amounts shown for Class C shares of the Government Fund are based upon a waiver of a portion of the Class C distribution fees. Absent the waiver, the Class C distribution fee would be 1.00%, and the total fund operating expenses for Class C shares would be 2.30%. See "Service and Distribution
Plans." Long-term Class C shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by regulations of the National Association of Securities Dealers, Inc.


INCOME FUND                            Class A             Class C
-----------                            -------             -------
Management Fees (after fee waiver)      .50%                .50%
12b-1 Fees
(after fee waiver for Class C)          .25%                .75%
Other Expenses  (after reimbursement)   .25%                .25%
Total Fund Operating Expenses          1.00%               1.50%

Amounts shown for Class A of the Income Fund are based upon a management fee waiver and reimbursement of other expenses; absent the waiver and reimbursement, the management fee percentage would be .625%, other expenses would be .605%, and total fund operating expenses would be 1.48%.  Amounts shown for Class C shares of the Income Fund are based upon a management fee waiver, reimbursement of expenses and partial waiver of the Class C distribution fees; absent these waivers and reimbursements, management fees would be .625%, other expenses would be 3.125%, the Class C Distribution fees would be 1.00%, and total fund operating expenses for Class C shares would be
4.75%.   See "Service and Distribution Plans."  Long-term Class C
shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by regulations of the National Association of Securities Dealers, Inc.


EXAMPLES OF EXPENSES

Assuming that the expense percentage ratios in the Annual Fund Operating
Expenses table remain the same in the future, an investor who makes a $1,000 investment would pay the following expenses, assuming a 5% annual return:

Government Fund                1 Year   3 Years   5 Years   10 Years
---------------                ------   -------   -------   --------
Class A shares                   $35      $56       $78        $143
Class C shares                   $19      N/A       N/A         N/A
(assuming redemption at end
 of each period)
Class C shares                   $14      $43       $74        $162
(assuming no redemptions)

Income Fund                    1 Year   3 Years   5 Years   10 Years
-----------                    ------   -------   -------   --------
Class A shares                   $35      $56       $79        $144
Class C shares                   $19      N/A       N/A         N/A
(assuming redemption at end
 of each period)
Class C shares                   $14      $43       $74        $162
(assuming no redemptions)

The expense figures shown above are presented pursuant to regulatory requirements for the purpose of illustrating the cumulative effect over various time periods of the annual Fund operating expense ratios shown above.
ACTUAL EXPENSES MAY BE GREATER OR LESS THAT THOSE SHOWN. the Funds' investment adviser may not waive its fee or assume Fund expenses in the future. The Class A examples for both Funds assume payment of the maximum sales charge by the investor.

THE FUNDS

The Funds seek as high a level of current income as is consistent with safety of capital. The Government Fund will attempt to realize this objective by investing primarily in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, and in participations in such obligations or in repurchase agreements secured by such obligations.
The Income Fund will attempt to realize this objective by investing primarily in investment grade short and intermediate maturity bonds and in asset backed securities. The Income Fund also may invest in or utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. No assurance can be given that the Funds will achieve this objective.

Each Fund's name derives from its policy of maintaining an overall portfolio of investments with a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in the Fund's net asset value per share compared to longer maturity portfolios. Normally, the Funds expect to offer greater price stability than a higher yielding long-term bond fund and higher yields than most short-term investments. Historically, intermediate-term government bonds enjoyed higher returns, compounded annually over the period 1926-1994, as compared to long-term government bonds and 90-day U.S. Treasury Bills. Intermediate-term bonds outperformed longer-term issues because intermediate-term bonds did not suffer the large capital losses which befell higher yielding long-term bonds when bond yields rose. Intermediate-term bonds, which have less price stability than short-term obligations, nonetheless outperformed short-term bills because the yield on intermediate-term obligations typically is higher than the yield on short-term obligations. The combination of price stability and relatively high yield enjoyed by intermediate-term bonds caused these bonds to out perform normally higher yielding long-term bonds and normally more stable short-term bills during the periods described. The relationship between interest rates and the values of obligations, as shown by the foregoing study, applies to all types of debt securities and has been consistently demonstrated in the portfolios managed by the Funds' investment adviser and the markets observed by the Adviser. However, no assurance can be given that each Fund's short and intermediate-term obligations will perform as well in the future as intermediate-term government bonds have in the past.

    The Funds' investment policies may involve special considerations for an investor. For example, each Fund's net asset value will fluctuate in response to changes in short-term interest rates, although these changes should be less than the changes in values of obligations which have maturities longer than the five year dollar-weighted average the Funds will seek to maintain. No assurance can be given that the fluctuations in each Fund's net asset value will be less than those experienced by longer term portfolios. Additionally, variations in interest rates may result in prepayment of certain obligations the Funds will acquire. These prepayments could require a Fund to reinvest at a lower rate of return; and the prepayment right of obligors may reduce a Fund's net asset value because the value of such securities may not appreciate as rapidly as the price of non-callable debt securities. See "INVESTMENT OBJECTIVES AND POLICIES," beginning at page ___.

On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may initiate purchases and redemptions of a Fund's shares at its next determined public offering price, which will be determined daily. (See "BUYING FUND SHARES IN GENERAL," page __ and "SELLING FUND SHARES," page __.) For classes of investors who may purchase shares at reduced sales charges, see "BUYING CLASS A SHARES," page __. Dividends from accumulated net income are declared by the Funds on each Fund Business Day. The Funds pay interest dividends monthly, normally on the last day of each month, or if the last day is not a Fund Business Day, on the previous Fund Business Day. Interest dividends are automatically invested in additional shares of the appropriate Fund at the next determined net asset value unless a shareholder has elected by written notice to the Fund to receive monthly dividend distributions in cash. Net capital gains, if any, will be distributed annually, normally within 45 days after the end of each Fund's fiscal year. All distributions of capital gains are automatically invested in additional shares of the appropriate Fund at the next determined net asset value or at the shareholder's option, paid in cash. (See "DISTRIBUTIONS AND TAXES," page __.)

The Funds are diversified series of Thornburg Investment Trust, an open-end investment company organized as a Massachusetts business trust. Each of a Fund's shares represents an equal undivided interest in that Fund's assets. The Funds' principal office is located at Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. (Telephone
(505) 984-0200 or (800) 847-0200.)











FINANCIAL HIGHLIGHTS

The following information through September 30, 1995 has been audited by McGladrey & Pullen, LLP independent auditors, whose report is incorporated by reference in the Funds' registration statement. This information should be read in conjunction with the 1995 Annual Report for each Fund.

Thornburg Limited Term U.S. Government Fund
Per share operating performance
(for share outstanding throughout period)
                                                                                                                   9 Mos.     Year
                                                                       Year Ended                                   Ended     Ended
                                                                        Sept. 30,                                 Sept. 30, Dec. 30
                                               1995                       1994                   1993      1992      1991      1990
                                   ----------------------------  ----------------------------  --------  --------  --------  -------
Class of Shares                       A        B <F1>     C         A        B <F2>    C <F2>      A         A         A         A
Net asset value,
   beginning of period             $12.03    $12.07    $12.08    $12.92    $12.21    $12.21    $12.83    $12.36    $12.08    $12.04
Income from investment operations:
Net investment income                 .75       .69       .69       .67       .06       .06       .73       .84       .71       .99
Net realized and unrealized
   gain (loss) on investments         .37       .35       .37      (.89)     (.14)     (.13)      .09       .47       .28       .04
                                     ----      ----      ----      -----     -----     -----     ----      ----      ----      ----
Total from investment operations     1.12      1.04      1.06      (.22)     (.08)     (.07)      .82      1.31       .99      1.03
Less distributions from:
  Net investment income              (.75)     (.69)     (.69)     (.67)     (.06)     (.06)     (.73)     (.84)     (.71)     (.99)
                                     -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
Change in net asset value             .37       .35       .37      (.89)     (.14)     (.13)      .09       .47        .28      .04
                                   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period     $12.40    $12.42    $12.45    $12.03    $12.07    $12.08    $12.92    $12.83    $12.36    $12.08

TOTAL RETURN <F3>                    9.66%     9.19%     9.07%    (1.72%)    (.60%)    (.50%)    6.61%    11.01%     8.41%     8.95%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Net investment income               6.23%     5.70%     5.68%     5.38%     5.63%<F4> 5.45%<F4> 5.61%     6.56%     7.70%<F4> 8.20%
 Expenses, after expense reductions   .99%     1.51%     1.52%      .95%     1.43%<F4> 1.63%<F4> 1.01%     1.00%     1.00%<F4> 1.00%
 Expenses, before exp. reductions     .99%     3.79%     2.30%      .95%     1.43%<F4> 1.63%<F4> 1.01%     1.10%     1.20%<F4> 1.25%

Portfolio turnover rate             28.31%    28.31%    28.31%    80.58%    80.58%    80.58%    38.88%    34.82%    33.15%    69.42%
Net assets at end of               --------  --------  --------  --------  --------  --------  --------  --------  --------  -------
  period ('000's)                  $142,849     $0      $2,217   $177,439     $27     $1,005   $201,443  $126,095   $49,876  $33,607

<F1>  On September 28, 1995, all Class B shares were converted into Class A shares.
<F2>  Sales of Class B and Class C shares commenced on September 1, 1994.
<F3>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<F4>  Annualized.




Thornburg Limited Term U.S. Government Fund
Per share operating performance
(for share outstanding throughout period)
                                       Year Ended     Period from
                                      December 31,    11/18/87 <F5>
                                     1989      1988   to 12/31/87
                                   --------  -------- -------------
Class of Shares                       A         A         A
Net asset value,
   beginning of period             $11.87    $12.17    $12.22
Income from investment operations:
Net investment income                1.03      1.02      0.13
Net realized and unrealized
   gain (loss) on investments         .17     (0.30)    (0.05)
                                     ----      ----      ----
Total from investment operations     1.20      0.72      0.08
Less distributions from:
  Net investment income             (1.03)    (1.02)    (0.13)
                                     -----     -----     -----
Change in net asset value             .17     (0.30)    (0.05)
                                   -------   -------   -------
Net asset value, end of period     $12.04    $11.87    $12.17

TOTAL RETURN <F3>                   10.58%     6.14%     0.62%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Net investment income               9.61%     9.14%     6.66% <F4>
 Expenses, after expense reductions  1.00%     0.90%     0.54%
 Expenses, before exp. reductions    1.51%     1.52%     1.50%

Portfolio turnover rate            101.66%   217.11%    44.19% <F4>
Net Assets at end of               --------  --------  --------
  period ('000's)                   $25,336   $17,336   $2,122

<F1>  On September 28, 1995, all Class B shares were converted into Class A shares.
<F2>  Sales of Class B and Class C shares commenced on September 1, 1994.
<F3>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<F4>  Annualized.
<F5>  Commencement of Operations.




Thornburg Limited Term Income Fund
Per share operating performance
(for share outstanding throughout period)
                                                                       Year Ended
                                                                        Sept. 30,
                                               1995                       1994                   1993
                                   ----------------------------  ----------------------------  --------
Class of Shares                       A        B <F1>     C         A        B <F2>    C <F2>      A
Net asset value,
   beginning of period             $11.83    $11.82    $11.78    $12.55    $11.92    $11.92    $12.22
Income from investment operations:
Net investment income                 .76       .72       .70       .67       .06       .06       .77
Net realized and unrealized
   gain (loss) on investments         .28       .28       .30      (.69)     (.10)     (.14)      .33
                                     ----      ----      ----      -----     -----     -----     ----
Total from investment operations     1.04      1.00      1.00      (.02)     (.04)     (.08)     1.10
Less distributions from:
  Net investment income              (.76)     (.72)     (.70)     (.67)     (.06)     (.06)     (.77)
  Realized Capital Gain                                            (.03)
                                     -----     -----     -----     -----     -----     -----     -----
Change in net asset value             .28       .28       .30      (.72)     (.10)     (.14)      .33
                                   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period     $12.11    $12.10    $12.08    $11.83    $11.82    $11.78    $12.55

TOTAL RETURN <F3>                    9.22%     9.22%     8.87%     (.14%)    (.37%)    (.72%)    9.35%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Net investment income               6.50%     5.95%     6.03%     5.51%     5.13%<F4> 5.14%<F4> 5.85%
 Expenses, after expense reductions   .83%     1.40%     1.36%      .66%     1.14%<F4> 1.20%<F4>  .37%
 Expenses, before exp. reductions    1.48%    19.72%     4.75%     1.47%     1.14%<F4> 1.20%<F4> 2.10%

Portfolio turnover rate             43.12%    43.12%    43.12%    84.35%    84.35%    84.35%    93.88%
Net assets at end of               --------  --------  --------  --------  --------  --------  --------
  period ('000's)                   $23,222     $0      $1,032    $21,683     $10       $53     $20,065

<F1>  On September 28, 1995, all Class B shares were converted into Class A shares.
<F2>  Sales of Class B and Class C shares commenced on September 1, 1994.
<F3>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<F4>  Annualized.



MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The graphs below compare how $10,000 would have appreciated if invested in the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period.
The Class A total return figures assume a shareholder purchases shares at the public offering price applicable to investments of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each Fund uses. Each index shown below attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

GOVERNMENT FUND

Index Comparison

    Compares performance of the Government Fund Class A shares, the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the period November 16, 1987 to September 30, 1995. On September 30, 1995, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.8 years and 3.5 years, respectively. Class C
shares became available on September 1, 1994.   Past performance of the Index
and the Fund may not be indicative of future performance.

         <In the prospectus, this table appears as a graph>
Thornburg Limited Term U.S. Government Fund A Shares
         FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
10/87  $ 9,750     $10,000      $10,000
 2/88   10,127      10,520       10,110
 6/88   10,202      10,577       10,263
10/88   10,554      10,890       10,397
 2/89   10,465      10,868       10,533
 6/89   11,026      11,645       10,734
10/89   11,357      12,024       10,799
 2/90   11,552      12,148       11,071
 6/90   11,918      12,545       11,249
10/90   12,255      12,965       11,545
 2/91   12,745      13,563       11,684
 6/91   13,046      13,866       11,778
10/91   13,755      14,690       11,908
 2/92   14,068      15,124       12,015
 6/92   14,523      15,648       12,160
10/92   14,946      16,137       12,282
 2/93   15,569      16,825       12,418
 6/93   15,847      17,219       12,517
10/93   16,136      17,624       12,618
 2/94   16,069      17,540       12,719
 6/94   15,917      17,187       12,834
10/94   15,816      17,322       12,950
 2/95   16,298      17,924       13,067
 6/95   17,037      18,866       13,198
 9/95   17,353      19,161       13,237

          <In the prospectus, this table appears as a graph>

Thornburg Limited Term U.S. Government Fund C Shares
         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,950       9,917       10,020
10/94    9,938       9,919       10,030
11/94    9,884       9,875       10,040
12/94    9,891       9,908       10,060
 1/95   10,041      10,069       10,090
 2/95   10,223      10,264       10,121
 3/95   10,274      10,320       10,141
 4/95   10,374      10,440       10,181
 5/95   10,619      10,734       10,212
 6/95   10,668      10,803       10,222
 7/95   10,683      10,808       10,232
 8/95   10,750      10,897       10,243
 9/95   10,852      10,972       10,253



Average Annual Total Return

A Shares
   One Year:  (12 mos. ended 9/30/95):  6.92%
   Five Years:                          6.88%
   From Inception (11/16/87):           7.25%

C Shares
   One Year (12 mos. ended 9/30/95):    9.07%
   From Inception (9/1/94):             7.87%

INCOME FUND

Index Comparison

    Compares performance of the Income Fund, the Lehman Brothers Intermediate Government Corporate Bond Index, and the Consumer Price Index for the period October 1, 1992 to September 30, 1995. On September 30, 1995, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.2 years and 4.8 years, respectively. Class C shares became
available on September 1, 1994.    Past performance of the Index and the Fund
may not be indicative of future performance.

         <In the prospectus, this table appears as a graph>
Thornburg Limited Income Fund A Shares
         FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 9/92  $ 9,750     $10,000      $10,000
12/92    9,778       9,964       10,090
 3/93   10,168      10,359       10,171
 6/93   10,374      10,583       10,232
 9/93   10,661      10,821       10,284
12/93   10,715      10,839       10,366
 3/94   10,550      10,544       10,428
 6/94   10,506      10,480       10,491
 9/94   10,646      10,566       10,575
12/94   10,385      10,554       10,618
 3/95   10,802      11,017       11,017
 6/95   11,328      11,568       10,789
 9/95   11,627      11,759       10,821

         <In the prospectus, this table appears as a graph>
Thornburg Limited Income Fund C Shares
         FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,928       9,908       10,020
10/94    9,851       9,907       10,030
11/94    9,748       9,862       10,040
12/94    9,688       9,896       10,060
 1/95    9,772      10,064       10,090
 2/95   10,004      10,273       10,121
 3/95   10,065      10,331       10,141
 4/95   10,221      10,459       10,181
 5/95   10,483      10,775       10,212
 6/95   10,543      10,847       10,222
 7/95   10,542      10,848       10,232
 8/95   10,720      10,947       10,243
 9/95   10,808      11,027       10,253

Average Annual Total Return

A Shares
   One Year: (12 mos. ended 9/30/95):   6.49%
   From Inception (10/01/92):           5.16%

C Shares
   One Year: (12 mos. ended 9/30/95):   8.87%
   From Inception: (9/1/94):            7.47%

Subject to keeping the average portfolio maturity within five years, each Fund "ladders" or arrays the maturities of its bonds so that some investments mature in each of the succeeding ten years.

The net asset values of Limited Term U. S. Government Fund and Limited Term Income Fund increased by 3.08% and 2.37%, respectively over the year ending September 30, 1995. Corporate and municipal bond prices fluctuated across the spectrum of maturities as market yields on corporate and municipal bonds increased in 1994, before falling in 1995.

INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of each Fund is to provide for its shareholders as high a level of current income as is consistent with safety of capital. The secondary investment objective of each Fund is to reduce fluctuations in the Fund's net asset value per share compared to longer maturity bond portfolios. However, no assurance can be given that the Funds will realize either of these investment objectives.

The Government Fund will seek to achieve its primary objective by investing in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, and in readily marketable participations in such obligations or in repurchase agreements secured by such obligations. The Income Fund will seek to achieve its primary objective by investing primarily in investment grade, short and intermediate maturity bonds and other income securities which are described below under "Income Fund" beginning on page
11. The object of preserving a Fund's capital may preclude that Fund from obtaining the highest possible yields available.

    Thornburg Management Company, Inc. ("TMC") actively manages the Funds' portfolios in attempting to meet the Funds' primary investment objective. Investment decisions are based upon general economic and financial trends, such as domestic and international economic development, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Funds' portfolios are determined by individual security analyses, and TMC's credit analysts actively monitor the credit quality of the Funds' portfolios.

    The Funds will seek to achieve their secondary objective of reducing fluctuations in the Fund's net asset value per share primarily by maintaining portfolios of obligations with a dollar-weighted average maturity or estimated average life which normally will be not more than five years.
There is no limitation on the maturity of any specific security a Fund may purchase, subject to the five-year limitation of the preceding sentence. "Estimated average life" is the estimated maturity of a mortgage backed security, and ordinarily will be substantially shorter than the security's stated maturity because of estimated mortgage prepayments. Because the magnitude of the changes in market value of interest bearing obligations ordinarily is greater for obligations of longer terms, each Fund believes that it can reduce the magnitude of fluctuations in the values of its assets by investing in a portfolio of obligations normally having a dollar-weighted average maturity or estimated average life of not more than five years. However, the trustees may lower each Fund's dollar-weighted average maturity for temporary defensive purposes if conditions or expectations for the behavior of interest rates indicate that lower average maturity will be advantageous. Such conditions could include increasing inflation or a market in which short-term obligations temporarily have higher yields than longer-term obligations. TMC also will attempt to minimize principal fluctuations in the Funds' portfolios through, among other things, diversification, careful credit analyses and security selection.

Changes in the values of a Fund's assets will tend to be less than the changes in values of obligations which have maturities longer than the five year dollar-weighted average maturity each Fund will seek to maintain. However, because each Fund's net asset value will fluctuate in response to changes in short-term interest rates, increasing in value if rates decrease and decreasing if rates increase, the Funds may not be suitable for persons seeking a short-term money market investment.

Each Fund's primary and secondary investment objective is a fundamental policy which may be changed only by a majority vote of that Fund's shareholders. Any other investment policy, technique or limitation described in this Prospectus or the Statement of Additional Information, unless identified as a "fundamental policy," may be changed by the trustees without a shareholders' vote.

Each Fund will seek to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although each Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, a Fund may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. In addition, the Funds may utilize other techniques, discussed below, to enhance a Fund's investment income.

TYPES OF OBLIGATIONS EACH FUND INTENDS TO ACQUIRE; INVESTMENT POLICIES

GOVERNMENT FUND

The Government Fund will invest at least 65% of its total assets in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, and will invest at least 80% of its total assets in such obligations and in readily marketable participations in such obligations or in repurchase agreements secured by such obligations. See "Repurchase Agreements," below. Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, neither the Fund's net asset value nor its dividends are so guaranteed.

U.S. Government securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government.

Government National Mortgage Association certificates are mortgage-backed securities of the modified pass-through type, each of which evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the U.S. Government is pledged to the timely payment of amounts due for principal and interest by the GNMA on these certificates. Variations in interest rates and other factors may result in prepayment of some mortgages underlying these certificates, so that the resulting term of the certificates will change. During periods of rising interest rates, mortgage backed securities may have a greater risk of capital depreciation because of decreased prepayments and increased effective maturity, and during periods of declining interest rates these securities may have less potential for capital appreciation because of increased prepayments. The Funds' investment adviser continually will evaluate any investment in these certificates in light of market conditions and the Funds' policy of maintaining a portfolio normally having a dollar-weighted average maturity or estimated average life of not more than five years.

U.S. Government agency obligations the Government Fund may purchase, in addition to GNMA certificates, include, but may not be limited to, obligations issued by the Banks for Cooperatives; the Export-Import Bank of the U.S.; the Farmers Home Administration; the Federal Deposit Insurance Corporation; the Federal Financing Bank; the Federal Home Loan Banks; the Federal Home Loan Mortgage Corporation; the Federal Housing Administration; the Federal Intermediate Credit Banks; the Federal Land Banks; the Federal National Mortgage Association; and the General Services Administration; the Small Business Administration; the Student Loan Marketing Association; and the U.S. Maritime Administration. Obligations issued by the Farmers Home Administration, Federal Financing Bank, General Services Administration, and the Small Business Administration are backed by the full faith and credit of the United States or the agency has the authority to borrow from the U. S. Treasury. Other agency obligations are supported by discretionary authority of the Treasury to purchase obligations of the agency.

Participations, CMOs.      To facilitate its investment in any of the types
of obligations which the Fund may acquire, the Fund may purchase "participations" in any of these obligations. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying government credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, the Fund may acquire collateralized mortgage obligations ("CMOs"), which are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. The Fund will acquire a CMO when TMC believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives. Participations and privately issued CMO's are not considered U.S. Government securities, and are not considered part of the 65% of the total assets of the Government Fund which will be invested in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Other Securities. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of one billion dollars or more, or (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether insured in whole or in part) is nonnegotiable, and it matures in more than seven days, it will be considered illiquid and subject to the Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

Repurchase Agreements. When the Government Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The resale price will be in excess of the purchase price reflecting an agreed-upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. At the time the Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, for repurchase agreements which mature in more than one day, the seller will agree to furnish additional security if the value of the underlying security falls below the value of the repurchase agreement. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security. The Fund will not enter into a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in repurchase agreements maturing in more than seven days and other securities which are considered illiquid.

Securities Lending. The Fund may from time to time lend securities on a short-term basis to banks, brokers, dealers and certain financial institutions and receive as collateral cash, government securities, or irrevocable bank letters of credit. The borrowers will be required to deposit and maintain collateral at least equal to 102% of the current value of the loaned securities plus accrued interest. Securities loans will not be made by the Fund if as a result the aggregate of all such outstanding loans exceeds one-third of the value of the Fund's total assets. The Fund will continue to be entitled to the interest payable on the loaned securities and will either receive as income a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. The terms of these loans will provide that they are terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities.

When-Issued and Delayed Delivery Transactions. The Fund may purchase or sell government securities in when-issued or delayed delivery transactions. In such transactions, instruments are bought or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price to the Fund at the time of entering into the transactions. In such transactions, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, although no interest accrues to the purchaser prior to settlement of the transaction. Because the value of the security may be more or less than the transaction price at the time of the delivery of the security, depending upon interest rate fluctuations prior to the settlement date, the Fund will maintain designated high grade liquid debt assets in a segregated account with the Custodian at least equal in value to its purchase commitments for when-issued or delayed delivery transactions, which assets will be earmarked specifically for the settlement of such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities and not for the purpose of investment leverage, but the Fund reserves the right to sell the securities before the settlement date if it is deemed advisable.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements to obtain short-term liquidity. In such a transaction the Fund would sell a security to a purchaser and agree to repurchase the security in the future. The Fund will enter into reverse repurchase agreements only with dealers, banks or recognized financial institutions. These agreements are subject to the risk that the underlying security will decline in value during the period when the Fund is obligated to repurchase it. If the Fund enters into any such transaction, it will deposit high grade liquid debt assets in a segregated account with its Custodian in an amount sufficient to meet the Fund's obligations to the purchaser. The Fund will not enter into any reverse repurchase agreement if, as a result, more than 5% of its total assets would be subject to such obligations.

Dollar Roll Transactions. The Fund may enter into dollar roll transactions with selected banks and broker-dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. If the Fund enters into any such transaction, it will deposit high grade liquid assets in a segregated account with the custodian in an amount sufficient to meet the Fund's obligations to the purchaser. The Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker-dealer to whom the Fund sells the security underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Additionally, the value of the security may change adversely over the term of the dollar roll and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

INCOME FUND

In general, the Income Fund may purchase securities permissible for the Government Fund, except that the Income Fund may not enter into a repurchase agreement or purchase any security deemed illiquid if as a result, more than 15% of the value of its net assets would be invested in repurchase agreements maturing in more than seven days and other securities which are considered illiquid. The Income Fund also may invest in other types of debt securities, such that at least 65% of its net assets are invested in a managed portfolio of securities consisting of:

U.S. Government securities, including bonds, notes, and bills issued by the U.S. Treasury, and securities issued or guaranteed by agencies and instrumentalities of the U.S. Government;
Corporate debt securities, such as bonds, notes and debentures; Mortgage-backed securities;
Other asset-backed securities;
Municipal securities;
Money market instruments which are comprised of commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances) and repurchase agreements;
Privately-placed securities (restricted securities); and
Foreign securities, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by Foreign issuers and foreign branches of U.S. banks.

In addition, the Income Fund may use investment techniques such as purchasing securities on a when-issued or forward delivery basis; entering into interest-rate, securities-index, and currency futures contracts, and purchasing and selling options thereon; purchasing and selling options on securities and currencies, and entering into forward contracts. See "Other Investment Strategies," page ___, for more information.

The Income Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity. Both lower quality securities and longer maturity securities have greater credit and market risk, and consequently more price volatility than higher quality securities or shorter maturity securities.

U.S. Government Securities. The Income Fund may invest in government securities as described before under "Investment Objectives and Policies - Government Fund".

Mortgage and Other Asset-Backed Securities. The Fund may also invest in mortgage-backed securities which are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. See description under "Investment Objectives and Policies-Government Fund". The Fund may agree to purchase or sell these
securities with payment and delivery taking place on a future date.   Some
mortgage-backed securities which the Fund may purchase will not be backed by the full faith and credit of the U.S. Government

The Income Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these activities may suffer capital depreciation because of decreased prepayments.

Municipal Securities. The Income Fund may invest in municipal securities, which include obligations issued by states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities. Municipal securities may be "general obligation" bonds or "revenue bonds." General obligation bonds are backed by the credit of the issuing political subdivision or agency, and revenue bonds are repaid from the revenues derived from a specific project such as a waste treatment plant or stadium. Although investments in municipal obligations will be made subject to the Fund's emphasis on purchases of investment grade securities ( described below under "Securities Ratings"), municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, these obligations could become subject to actions by state legislatures or voter referenda extending the time for repayment of principal or imposing other constraints upon enforcement of the obligations or upon political subdivisions to levy taxes to pay the obligations.

Foreign Securities. While the Income Fund generally emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, it may invest in foreign securities of the same types and quality as the domestic securities in which the Income Fund may invest when the anticipated performance of foreign securities is believed by TMC to offer more potential than domestic alternatives in keeping with the investment objectives of the Income Fund. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

The Income Fund may also invest in instruments offered by brokers which combine forward contracts, options and securities in order to reduce foreign currency exposure. The Income Fund may enter into multiple futures, options and foreign currency transactions or a combination of these transactions, instead of a single transaction, as part of a hedging strategy.

Investments in foreign securities involve special risks due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Income Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Income Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. These risks may be more acute in the case of developing countries.

Securities Ratings. The Income Fund emphasizes "investment grade" investments. At least 65% of the Income Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies, or instrumentalities and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A) or, if not rated, judged to be of comparable quality by TMC. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's, or of equivalent quality as determined by TMC. Should the rating of a portfolio security be downgraded TMC will determine whether it is in the best interest of the Income Fund to retain or dispose of the security.

Securities rated BBB by Standard & Poor's or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Such securities may have speculative elements as well as investment-grade characteristics.

Other Investment Strategies. The Income Fund may, but is not required to, utilize various other investment strategies described below to hedge various market risks such as the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

Strategic Positions. In the course of pursuing these investment strategies, the Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Positions"). Strategic Positions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Income Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Income Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may manage its portfolio maturity or duration by using options, futures and swaps to acquire and dispose of specific securities having maturities which are then considered desirable in managing the Fund's maturity or duration. "Duration" is a measure of an obligation's life, based upon the present value of the obligor's payments of principal and interest, and is usually shorter than the obligation's maturity. Some Strategic Positions may also be used to enhance potential gain, although no more than 5% of the Fund's assets will be committed to Strategic Positions entered into for purposes other than bona fide hedging, risk management or portfolio management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, because use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Income Fund to utilize these Strategic Positions successfully will depend on TMC's ability to predict pertinent market movements, which cannot be assured. The Income Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

Strategic Positions involve certain risks including possible default by the other party to the transaction, illiquidity and, to the extent TMC's view as to certain market movements is incorrect, the risk that the use of such Strategic Positions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Income Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Income Fund can realize on its investments or cause the Income Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Income Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of a futures contract and price movements in the related portfolio position of the Income Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Income Fund's position.
In addition, futures and options markets may not be liquid in all circumstances, and over-the-counter options and certain other Strategic Positions (e.g. caps and floors) are considered to be illiquid securities. As a result, in certain markets, the Income Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain resulting from an increase in the position's value. The Income Fund will not invest in any over-the-counter option, cap, rate swap, currency swap, floor or other illiquid security, if, as a result of that investment, more than 15% of its net assets would be invested in securities which are not readily marketable by the Income Fund. The Fund will segregate cash or high grade liquid debt assets sufficient to meet its obligation to purchase and deliver securities or currencies under any futures contract or option or to pay any amount owed upon the expiration of an index-based futures contract. Finally, the daily margin requirements for futures contracts may create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Positions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Positions had not been utilized. The Strategic Positions that the Fund may use and some of their risks are described more fully in the Income Fund's Statement of Additional Information.

When-Issued Securities. The Income Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Covered Short Sales. The Income Fund may make short sales of securities, but will only do so in circumstances where it owns securities of the type sold, or the Income Fund owns securities giving it the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Repurchase Agreements. As a means of earning income for periods as short as overnight, the Income Fund may enter into repurchase agreements with selected banks and broker-dealers. See description under "Investment Objectives and Policies - Government Fund".

Reverse Repurchase Agreements and Dollar Roll Transactions. The Income Fund may enter into reverse repurchase agreements and dollar roll transactions with selected banks and broker-dealers. See description under "Investment Objectives and Policies - Government Fund".

Securities Lending. The Income Fund may seek to increase its income by lending portfolio securities on a short-term basis to certain banks, brokers, dealers and financial institutions. See the description of securities lending
under " Investment Objectives and Policies-Government Fund. "   These loans
will be made only to borrowers believed by TMC to be of good financial standing, and the value of securities loaned will not exceed 30% of the value of the Income Fund's total assets at the time any loan is made.
Segregated Accounts. The Income Fund may be required to segregate high grade debt assets in order to provide coverage consistent with applicable regulatory policies on reverse repurchase agreements, covered call and put options written by the Fund, to cover forward foreign currency exchange contracts that require the Fund to purchase or sell foreign currency for hedging purposes, or in an amount equal to the value of the instruments underlying any futures contracts and options on futures.

CERTAIN INVESTMENT RESTRICTIONS

Each Fund is subject to certain investment restrictions which, as described in more detail in the Statement of Additional Information, may generally be changed only with the approval of the holders of a majority of that Fund's outstanding shares. For a more complete description of the investment restrictions summarized below and the other investment restrictions to which a Fund is subject, please see the Statement of Additional Information.
The Funds have the authority to borrow money from banks and other persons as a temporary measure, and then only in amounts not exceeding 5% of the value of a Fund's total assets unless the borrowing is from banks, in which case the percentage limitation is 10% . For this purpose, reverse repurchase agreements are considered as borrowings by a Fund. In connection with such borrowing, a Fund may pledge, hypothecate, or otherwise encumber its assets. The Funds do not intend to borrow for investment leverage purposes but solely for extraordinary or emergency purposes or to facilitate management of a Fund by enabling that Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be disadvantageous or not possible.

DESCRIPTION OF POTENTIAL INVESTORS AND ADVANTAGES

The Funds are designed as a convenient and economic vehicle for investors seeking to obtain the yields available on intermediate and short-term securities. Although the Funds are particularly designed for individual investors, the Funds also may be appropriate for the investment of funds held or managed by corporations, employee benefit plans, insurance companies, investment counselors, savings and loan associations, credit unions, educational, religious and charitable organizations, municipalities, investment bankers, brokers and others. In each case, prospective shareholders should determine if an investment in a Fund is consistent with their investment objectives through consultation with their advisers and investigation of applicable state and federal laws and regulations.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by TMC and the Government Fund respecting investment policies. In addition, the Government Fund believes that the Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

Investment in a Fund relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of fixed income debt securities. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.
In addition, each Fund gives smaller investors access to investments in certain obligations, such as GNMA certificates, which these smaller investors would not otherwise have because of the relatively high minimum purchase amounts for such securities. In the same regard, investment in a Fund permits the smaller investor to diversify an investment among a variety of obligations.


PORTFOLIO TURNOVER

    For its fiscal year ended September 30, 1995, the Government Fund's portfolio turnover rate was 28.31%. The Income Fund's portfolio turnover rate was 43.12%. Each Fund anticipates that its annual turnover rate normally will be less than 100%. A 100% turnover rate would occur, for example, if all of the securities held in the portfolio were sold and replaced within one year. TMC does not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund which are otherwise consistent with that Fund's investment objectives and management policies. However, a higher rate of portfolio turnover may result in increased transaction costs to that Fund.


YOUR ACCOUNT

BUYING FUND SHARES IN GENERAL

Each Fund offers two classes of shares with varying annual expenses and sales charge structures. Class A shares are sold subject to a sales charge which is deducted at the time you purchase your shares. This class also pays a service fee. Class C shares are sold at net asset value, subject to payment of a sales charge if redeemed within one year of purchase. They also pay both a service and a distribution fee. The various service or service and distribution fees are Fund expenses which are deducted from each class' annual income. Each Fund also may allocate among its classes certain expenses, to the extent allocable to specific classes. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents ("financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation ("TSC"), or through TSC in those states where TSC is registered. Although shares of the National Funds generally are available in most states, shares of the single state Funds are or will be available only in their respective states and certain other states where those Funds are qualified for sale. The Funds and TSC reserve the right to refuse any order in whole or in part.

NET ASSET VALUE

The net asset value (NAV) stated for each class of each Fund is the value of a single share of that class. The NAV is computed at least once each day the Fund conducts business, by adding the value of the class' investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

BUYING CLASS A SHARES

When you buy Class A shares the sales charge applicable to your investment is deducted from the price you pay and the balance is invested at NAV. The sales charge is shown in the table below.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.


                                                 Class A Shares                                 Dealer Concession
                                               Total Sales Charge                             or Agency Commission
                                    As Percentage                 As Percentage                   As Percentage
                                  of Offering Price               of Net Asset Value            of Offering Price
Less than $50,000.00               2.50%                           2.56%                         2.10%
$50,000 to 99,999.99               2.25%                           2.30%                         1.85%
$100,000 to 249,999.99             1.75%                           1.78%                         1.50%
$250,000 to 499,999.99             1.50%                           1.52%                         1.25%
$500,000 to 999,999.99             1.00%                           1.01%                         0.85%
$1,000,000 to 1,999,999.99         0.625%                          0.625%                        0.625%
$2,000,000 and up                  0.50%                           0.50%                         0.50%


LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table on page ___, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Fund's Custody Bank or Transfer Agent and members of their families.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers and investment advisors who charge a fee for service, including investment dealers who utilize wrap fee arrangements.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUND provided that such purchases are made by: (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of a Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

BUYING CLASS C SHARES

You can buy Class C shares at NAV but you will pay a contingent deferred sales charge (CDSC) of 1/2 of 1% if you redeem your shares within one year of purchase. The CDSC applies only to Class C shares purchased on or after October 2, 1995. The CDSC will be imposed upon the lower of the purchase price or net asset value at redemption of each share redeemed. The CDSC is not imposed upon shares you buy by reinvesting dividends or capital gain distributions. Maximum purchase amount for Class C shares is less than $1 million. Class C shares are charged higher annual expenses than Class A shares.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100
Automatic Investment
 Plans                    $  100                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.
----------------------------------------------------------------------------

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form and accepted. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative before 2:30 p.m. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to:

 NFDS
 c/o Thornburg Funds
 P.O. Box 419017
 Kansas City, MO 64141-6017

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.
____________________________________________________________________________
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All account types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account number,
                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign the
                                                 letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian


By Telephone              All account types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption feature
                                                 before using it.
                                                  Minimum Wire $1,000
                                                  Minimum Check $50.00

By Systematic Withdrawal  All account types      You must sign up for this
 Plan                                            feature to use it.
                                                  Minimum Account Balance
                                                   $10,000
                                                  Minimum Check $50.00
----------------------------------------------------------------------------

INVESTOR SERVICES

Thornburg Funds provide a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 am to 6:30 pm Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

Individual Retirement Accounts and Retirement Plans

Shares of the Funds may be purchased by retirement plans and in connection with individual retirement plans ("IRA's"). The purchase of shares may be limited by the governing instrument of any such plan. The minimum initial investment imposed by the Funds in connection with an IRA is $2,000.

A standardized IRA is available through TSC for individuals wishing to open an IRA. The cost to open an IRA under this program is $10, and the annual fee is $10. State Street Bank and Trust Company, as custodian for the program, may amend the provisions of the IRA's opened through the program to assure continued qualification under the Internal Revenue Code or for other reasons.

If you are considering establishing a retirement plan or purchasing a Fund's shares in connection with a retirement plan, you should consult with your attorney or tax adviser with respect to plan requirements and tax aspects pertaining to you.

TRANSACTION SERVICES

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly. Thornburg Funds let you transfer as little as $100 from your bank account into your Fund account on a weekly, monthly or quarterly basis, automatically. Because the Fund's Automatic Investment Plan has a lower minimum than a regular purchase, it is an ideal way for beginning investors to invest in a Fund.

While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Income Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page ___.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

SHAREHOLDER AND ACCOUNT POLICIES

Dividends, Capital Gains, and Taxes

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options

Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gain

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes

The Funds have elected and intend to continue qualification as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Distributions representing net investment income and net short-term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested by the recipient shareholders in additional shares. Fund distributions will not be eligible for the dividends-received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains to the distributee shareholders, regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize a gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

Each shareholder will be notified annually by the shareholder's Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. A Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish that Fund with his or her taxpayer identification number, (ii) that Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies that Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

The tax discussion set forth above is for general information only. Prospective investors should consult their own tax advisers regarding the federal, state, local and other tax consequences to investors of investment in the Funds.

SERVICE AND DISTRIBUTION PLANS

Service Plan - Both Classes. Each class of each Fund has adopted a Service Plan under which TMC makes payments to securities dealers and other financial institutions and organizations to obtain various shareholder related services. The Service Plans applicable to the Funds permit each of these Funds to reimburse TMC for these payments at annual rates up to .25% of each class's net assets. No assets of any class of any Fund will be used to reimburse expenses attributable to any other class of the same, or any other Fund.

Class C Distribution Plan. Each Fund has adopted a Class C Distribution Plan applicable to Class C shares, under which the Fund will pay to TSC on a monthly basis an annual distribution fee of up to .75% of the average daily net assets attributable to Class C shares of the Fund. This distribution fee is an addition to the service fee described above under "Service Plan - Both Classes" and is charged to and reduces the income allocated to Class C shares. TSC intends to use these amounts principally to compensate dealers (including banks) who sell Class C shares. TSC also will engage in other distribution related activities, including advertising and other promotional activities. However, the distribution fee paid to TSC is not computed with respect to TSC's actual expenses, and the fees received by TSC may be more or less than its actual distribution expenses. TSC may, but is not obligated to, waive any part or all of its compensation provided for under the Class C Distribution Plan.

The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares. The Funds do not believe that this prohibition will apply to the commissions described beginning on page 16 or to the plans described above. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the ability of the Funds to market their shares could be impaired to a small extent. In addition, state securities laws on this issue may differ from interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSACTION DETAILS

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of the Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page 25. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received and accepted. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. (Except that a CDSC will be deducted from Class C shares purchased on or after October 2, 1995 and sold within one year of purchase, and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * To the extent consistent with state and federal law, a Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you h ave previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

PERFORMANCE

YIELD COMPUTATION AND TOTAL RETURN

The Funds may quote their yields and returns in reports, sales literature and advertisements. Yield and return information are computed separately for Class A and Class C shares. Yield and return for Class C shares of a Fund ordinarily will be less than t hat of Class A shares of the same Fund because of the additional distribution fees imposed upon Class C shares. Additionally, yield and return could differ in minor respects among classes of the same Fund because of allocation of certain expenses to one or more specific classes to which the expenses relate. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.

Current yield quotations will include a standardized calculation which computes yield for a 30-day or one-month period by dividing a Fund's net investment income per share during the period by the maximum offering price on the last day of the period and annualizing the result. Provided that any such quotation is also accompanied by the standardized calculation referred to above, any of the Funds also may quote non-standardized yields for a specified period by dividing the net investment income per share of that Fund f or that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period and annualizing the result. The primary differences between the yield calculations obtain ed using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1)The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardize d calculation; (2)The non-standardized calculations may reflect amortization of premium based upon historical cost rather than market value; (3)The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation will always reflect the maximum offering price per share on the last day of the period; (4)The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time any Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5)The non-standard return quotation may include the effective return obtained by compounding the monthly dividends.

Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the class has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge (Class A shares) or the deduction of the applicable CDSC (Class C shares) and assumes the reinvestment of all dividends. The Funds also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Yield and return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of a Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Funds and those investments.

From time to time, in advertisements and other types of literature, the performance of the Funds may be compared to other groups of mutual funds. This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Funds may illustrate performance or the characteristics of their respective investment portfolios through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of a Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Funds' share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Funds' (or other investments) net asset values or prices and the Funds' (or other investments') investment returns. The Funds also may illustrate or refer to their respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Funds' Prospectus and Statements of Additional Information.

ORGANIZATION OF THE FUNDS

Each of the Funds is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). The Funds are managed by their investment adviser, Thornburg Management Company, Inc. (TMC) under the supervision of the Trust's Trustees. The Trust currently has 12 authorized Funds, two of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative voting rights or preemptive rights.

TMC and TSC

The Funds are managed by Thornburg Management Company, Inc., ("TMC") which chooses each Fund's investments and handles its business affairs. TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $1.6 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

For each of the Funds, TMC receives a management fee computed according to the following scale and paid monthly as a percentage of each Fund's average daily assets.

                          U.S. Government Fund     Income Fund
Net Assets                Annual Rate              Annual Rate
0 to $500 million          .50%                     .625%
$500 million to $1 billion .50%                     .575%
$1 billion to $1.5 billion .45%                     .525%
$1.5 billion to $2 billion .45%                     .475%
Over $2 billion            .40%                     .400%

Steven J. Bohlin, a Managing Director of TMC, has primary responsibility for the day-to-day management of each of the Fund portfolios. He has held this responsibility since 1988 for the Government Fund and since the inception of the Income Fund in 1992. Mr. Bohlin is assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by the Fund will lower its yield.

In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Service and Distribution Plans."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr., a Trustee and President of the Trust, is the controlling stockholder of both TMC and TSC.
Thornburg Funds provides shareholders account inquiry service 24 hours a day, 365 days a year, through its Audio Response telephone service. To reach Thornburg Funds for general information, please call 1-800-847-0200. If you would prefer to speak with a Thornburg Funds representative, please call during business hours and follow the simple instructions you will receive.

                          ADDITIONAL INFORMATION

                         Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

                       Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

                              General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

                            Investment Adviser
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               Distributor
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 Auditor
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                Custodian
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              Transfer Agent
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200

































                                 THORNBURG
                              MUNICIPAL FUNDS

          Thornburg Limited Term Municipal Fund National Portfolio
         Thornburg Limited Term Municipal Fund California Portfolio
                   Thornburg Intermediate Municipal Fund
               Thornburg Florida Intermediate Municipal Fund
             Thornburg New Mexico Intermediate Municipal Fund

                                PROSPECTUS
                             February 1, 1996



                             TABLE OF CONTENTS

Expense Information
Financial Highlights
Management Discussion of Fund Performance
Investment Objectives and Policies
Your Account - Buying Fund Shares
Selling Fund Shares
Investor Services, Transaction Services,
Shareholder and Account Policies
Taxes
Service and Distribution Plans
Transaction Details
Exchange Restrictions
Performance
Organization of the Funds
TMC and TSC
Additional Information

THORNBURG MUNICIPAL FUNDS

The Thornburg Municipal Funds are separate investment portfolios ("Funds") offered through this combined prospectus by Thornburg Limited Term Municipal Fund, Inc. and Thornburg Investment Trust:

LIMITED TERM MUNICIPAL FUNDS
(series of Thornburg Limited Term Municipal Fund, Inc.):
     Thornburg Limited Term Municipal Fund National Portfolio
        ("Limited Term National Fund")
     Thornburg Limited Term Municipal Fund California Portfolio
        ("Limited Term California Fund")

INTERMEDIATE TERM MUNICIPAL FUNDS (series of Thornburg Investment Trust):
     Thornburg Intermediate Municipal Fund ("Intermediate National Fund") Thornburg Alabama Intermediate Municipal Fund
        ("Intermediate Alabama Fund")*
     Thornburg Arizona Intermediate Municipal Fund
        ("Intermediate Arizona Fund")*
     Thornburg Florida Intermediate Municipal Fund
        ("Intermediate Florida Fund")
     Thornburg New Mexico Intermediate Municipal Fund
        ("Intermediate New Mexico Fund")
     Thornburg Pennsylvania Intermediate Municipal Fund
        ("Intermediate Pennsylvania Fund")*
     Thornburg Tennessee Intermediate Municipal Fund
        ("Intermediate Tennessee Fund")*
     Thornburg Texas Intermediate Municipal Fund
        ("Intermediate Texas Fund")*
     Thornburg Utah Intermediate Municipal Fund
        ("Intermediate Utah Fund")*

* Funds marked with an asterisk are not currently active, and propose to commence investment operations in the future.

All of the Funds are managed by Thornburg Management Company, Inc. ("TMC"). Each active Fund offers a choice to investors of two classes of shares:
"Class A shares," sold at net asset value plus an initial sales charge imposed at the time of sale; and "Class C shares," sold without an initial sales charge but subject to a sales charge if redeemed within one year of purchase and an annual distribution fee. The different classes are described under the heading "Your Account-Buying Fund Shares," beginning on page 16.

Each Fund has the objective of providing, through investment in a professionally managed portfolio of Municipal Obligations, as high a level of current income exempt from federal income tax as is consistent, in the view of the Funds' investment adviser, with preservation of capital.

Each of the Funds having a state's name will invest primarily in Municipal Obligations of the state having the same name, with the objective of having interest dividends paid to its state's shareholders exempt from any individual income taxes imposed by that state. Each of the Limited Term Funds will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. Each of the Intermediate Funds will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate Funds will expect lower yields than those received on long term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term Funds. During temporary periods the portfolio maturity of the Intermediate Funds may be reduced for defensive purposes. There is no limitation on the maturity of any specific security a Fund may purchase, subject to the limitation on the average maturity of each Fund. There can be no assurance that the Funds' respective objectives will be achieved.

This Prospectus sets forth concisely the information a prospective investor should know about the Funds before investing. It should be read and retained for further reference. Additional information about the Limited Term Funds is contained in a Statement of Additional Information - Thornburg Limited Term Municipal Funds dated November 1, 1995, and additional information about the Intermediate Funds is contained in a Statement of Additional Information
- Thornburg Intermediate Municipal Funds dated February 1, 1996. Each of these Statements of Additional Information has been filed with the Securities and Exchange Commission and may be obtained at no charge by contacting Thornburg Securities Corporation, 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, 800-847-0200. This Prospectus incorporates by reference the entire Statements of Additional Information.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES INVOLVE INVESTMENT RISKS (INCLUDING POSSIBLE LOSS OF PRINCIPAL), AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, AND ARE NOT INSURED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY.

EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
                                               Limited Term Municipal Funds           Thornburg Intermediate Municipal Funds
                                               ----------------------------           --------------------------------------
                                               Class A              Class C           Class A                        Class C
                                                                                                                       <F1>
                                               -------              -------           -------                        -------
Maximum Sales Charge on Purchases              2.50%                none              3.50%                          none
(as a percentage of offering price)

Maximum Deferred Sales Charge on Redemptions   0.50 <F2>            0.50% <F3>        0.50 <F2>                      0.60% <F3>
(as a percentage of redemption proceeds or
 original purchase price, whichever is lower)

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
                                              Examples:
                                              Assuming each Fund's expense percentage remains the same, an investor making a $1,000 investment will pay the following cumulative expenses, assuming a 5% annual return.
                                                                      Class A  Class C                  Class A  Class C  Class C
                                                                                                                            <F1>
                                                                      -------  -------                  -------  -------  -------
Limited Term National Fund
--------------------------
Management Fees                                                        .70%     .70%    After 1 year    $ 35     $ 14     $ 19
12b-1 Fees (after fee waivers for Class C) <F4>                        .13%     .50%    After 3 years   $ 55     $ 42     $ 42
Other Expenses (after expense reimbursements for Class C) <F4>         .14%     .13%    After 5 years   $ 77     $ 73     $ 73
                                                                      -----    -----    After 10 years  $140     $161     $161
Total Fund Operating Expenses                                          .97%    1.33%

Limited Term California Fund
----------------------------
Management Fees (after fee waivers) <F5>                               .72%     .72%    After 1 year    $ 35     $ 14     $ 19
12b-1 Fees (after fee waivers for Class C) <F5>                        .13%     .50%    After 3 years   $ 56     $ 44     $ 44
Other Expenses (after expense reimbursements) <F5>                     .15%     .15%    After 5 years   $ 79     $ 76     $ 76
                                                                      -----    -----    After 10 years  $144     $167     $167
Total Fund Operating Expenses                                         1.00%    1.37%

Intermediate National Fund
--------------------------
Management Fees                                                        .63%     .63%    After 1 year    $ 45     $ 14     $ 20
12b-1 Fees (after fee waivers for Class C) <F6>                        .25%     .60%    After 3 years   $ 66     $ 43     $ 43
Other Expenses (after reimbursements)                                  .12%     .12%    After 5 years   $ 88     $ 75     $ 75
                                                                      -----    -----    After 10 years  $153     $164     $164
Total Fund Operating Expenses                                         1.00%    1.35%


Intermediate New Mexico Fund
----------------------------
Management Fees                                                        .63%     .63%    After 1 year    $ 45     $ 14     $ 20
12b-1 Fees (after fee waivers for Class C) <F7>                        .25%     .60%    After 3 years   $ 66     $ 43     $ 43
Other Expenses (after reimbursements)                                  .12%     .12%    After 5 years   $ 88     $ 75     $ 75
                                                                      -----    -----    After 10 years  $153     $164     $164
Total Fund Operating Expenses                                         1.00%    1.35%

Intermediate Florida Fund
-------------------------
Management Fees                                                        .63%     .63%    After 1 year    $ 45     $ 14     $ 20
12b-1 Fees (after fee waivers for Class C) <F8>                        .25%     .60%    After 3 years   $ 66     $ 43     $ 43
Other Expenses (after reimbursements) <F8>                             .12%     .12%    After 5 years   $ 88     $ 75     $ 75
                                                                      -----    -----    After 10 years  $153     $164     $164
Total Fund Operating Expenses                                         1.00%    1.35%

<F1> Assumes redemption at end of period
<F2> Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
<F3> Imposed only on redemptions within 12 months of purchase, for Class C shares purchased on or after October 2, 1995.
<F4> Amounts shown for Class C shares of Limited Term National Fund are based upon waiver of a portion of the Class C 12b-1 fee and assumption of certain Class C operating expenses. Amounts shown have been restated to reflect current fees. Had TMC not undertaken such action, the Class C 12b-1 fees and operating expenses would have been 1.00% and .14%, respectively, and the total Fund operating expenses would have been 1.84% for the Class C shares.
<F5> Expenses reflect rounding. Amounts shown have been restated to reflect current fees. Amounts shown for Class A of the Limited
     Term California Fund are based upon a management fee waiver and assumption of certain Fund operating expenses. Had TMC not undertaken such action, the management fee and the Fund operating expenses would have been .75% and .16%, respectively, and the total Fund operating expenses would have been 1.04%. Amounts shown for Class C of the Limited Term California Fund are based upon a management fee waiver, a waiver of a portion of the Class C 12b-1 fees, and assumption of certain Class C operating expenses. Had TMC not undertaken such action, the Class C management fees, 12b-1 fees, and operating expenses would have been .75%, 1.00%, and 1.46%, respectively, and total Fund operating expenses would have been 3.21%.
<F6> Expenses reflect rounding. Amounts shown have been restated to reflect current fees. Amounts shown for Class A of the
     Intermediate National Fund are based upon a reimbursement of expenses; absent the reimbursement, other expenses would be .20%
     and total Fund operating expenses would be 1.08%.  Amounts shown for Class C of the Intermediate National Fund are based upon a reimbursement of expenses and a partial waiver of Rule 12b-1 fees; absent the reimbursement and waiver, the Class C other expenses would be .625%, the Class C 12b-1 fees would be 1.00%, and the total Fund operating expenses would be 2.35%
<F7> Expenses reflect rounding. Amounts shown have been restated to reflect current fees. Amounts shown for Class A of the
     Intermediate New Mexico Fund are based upon a reimbursement of expenses; absent the reimbursement, other expenses would be
     .18% and total Fund operating expenses would be 1.06%.  Amounts shown for Class C of the Intermediate New Mexico Fund are based upon a reimbursement of expenses and a partial waiver of Rule 12b-1 fees; absent the reimbursement and waiver, the
     Class C other expenses would be 14.23%, the Class C 12b-1 fees would be 1.00%, and the total Fund operating expenses would be 15.86%.
<F8> Expenses reflect rounding. Amounts shown have been restated to reflect current fees. Amounts shown for Class A of the
     Intermediate Florida Fund are based upon a reimbursement of expenses; absent the reimbursement, other expenses would be 1.06%
     and total Fund operating expenses would be 1.44%. Amounts shown for Class C of the Fund are based upon reimbursement of expenses and a partial waiver of the 12b-1 fees; absent the reimbursement and the waiver, other expenses would be 17.35%, the Class C 12b-1 fees would be 1.00%, and the total Fund operating expenses for the Class C shares would be 19.08%.

EXPLANATION OF TABLES

ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The expense figures shown in the table opposite are presented to assist the investor in understanding the various costs that an investor in a Fund will bear, directly or indirectly. Long-term Class C shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by regulations of the National Association of Securities Dealers, Inc. The Funds' investment adviser may not waive its fee or assume Fund expenses in the future.

FINANCIAL HIGHLIGHTS

   The table on the following pages present, for each Fund, per share income and capital changes for a share outstanding throughout each period indicated. The information for the years ended June 30, 1989, 1990, 1991, 1992, 1993, 1994, and 1995 for the Limited Term National Fund and the Limited Term California Fund, and all information for the Intermediate Funds, has been audited by McGladrey & Pullen, LLP, independent auditors, whose reports thereon are incorporated by reference in the registration statements for the respective Funds. The information should be read in conjunction with the 1995 Annual Report for each Fund.

                                                                                                                        Net
                                                                                   Ratio of   Ratio of   Ratio of       Assets
                                                                                   Expenses   Expenses     Net          at end
                                   Net              Distri-                         to         to      Investment         of
                                Realized            butions                        Average    Average    Income         Period
              Net Asset            and     Total      from  Distri-                 Net        Net       (Loss)        ('000's
               Value           Unrealized   from      Net   butions Net Asset      Assets     Assets       to         omitted)
              Beginning  Net      Gain   Investment Invest-  from   Value   Total  After      Before     Average Rate of
Fiscal Year      of  Investment  (Loss)  Operations   ment   Net    End of  Return Expense    Expense      Net  Portfolio
or Period      Period  Income  Investments          Income  Gains   Period   <F2>  Reductions Reductions Assets Turnover
-------------  ------ --------- -------- ---------- ------- ------- ------- ------ ---------- ---------- ------ ------- -------
Limited Term
Municipal Fund
--------------
Class A
Year ended:
June 30, 1986  $12.25 $ .92     $ .43    $1.35      $( .92)         $12.68  10.90%   1.00%    (1.47)%    6.92%  53.00% $ 60,141
June 30, 1987   12.68   .83       .02      .85       ( .83) $( .01)  12.69   6.87   (1.00)    (1.10)     6.27   47.00   127,074
June 30, 1988   12.69   .84       .06      .90       ( .84)          12.75   7.37   (1.10)    (1.20)     6.58   66.00   164,489
June 30, 1989   12.75   .85       .05      .90       ( .85)          12.80   7.29   (1.15)    (1.15)     6.66   69.96   184,139
June 30, 1990   12.80   .86      (.06)     .80       ( .86)          12.74   6.48   (1.11)    (1.11)     6.73   67.51   217,325
June 30, 1991   12.74   .85       .09      .94       ( .85)          12.83   7.60   (1.07)    (1.07)     6.58   32.36   312.882
June 30, 1992   12.83   .79       .26     1.05       ( .79)          13.09   8.40   (1.04)    (1.04)     5.96   27.63   521,683
June 30, 1993   13.09   .68       .50     1.18       ( .68)          13.59   9.24   (1.01)    (1.01)     5.03   19.30   895,500
June 30, 1994   13.59   .63      (.32)     .31       ( .63)          13.27   2.25   (0.95)    (0.95)     4.60   15.63 1,030,293
June 30, 1995   13.27   .64       .10      .74       ( .64)          13.37   5.76   (0.97)    (0.97)     4.86   23.02   931,987
Class B <F4>
9/1/94 <F1>    $13.29 $ .46     $ .09    $ .55      $( .46)         $13.38   4.14%  (1.57)%   (2.30)%    4.24%  23.02%   $2,823
 to 6/30/95                                                                                   <F3>       <F3>   <F3>
Class C
9/1/94 <F1>    $13.29 $ .46     $ .11    $ .57      $( .46)         $13.40   4.25%  (1.60)%   (1.84)%    4.21%  23.02%   $6,469
to 6/30/95                                                                                    <F3>       <F3>   <F3>

Limited Term
California Fund
---------------
Class A
2/20/87 <F1>   $12.13 $ .26     $(.12)   $ .14      $( .26)         $12.01   1.10%  (0.67)%    (.81)%    5.73%  74.00%  $ 6,041
 to 6/30/87                                                                                    <F3>      <F3>   <F3>
Year ended:
June 30, 1988   12.01   .78       .07      .85       ( .78)          12.08   7.10   (0.85)    (1.73)     6.30   29.00    11,641
June 30, 1989   12.08   .77       .07      .84       ( .77)          12.15   7.17   (1.00)    (1.38)     6.27   58.80    12,794
June 30, 1990   12.15   .76      (.04)     .72       ( .76)          12.11   6.15   (1.00)    (1.22)     6.16   49.05    26,517
June 30, 1991   12.11   .75       .13      .88       ( .75)          12.24   7.45   (1.00)    (1.20)     6.08   39.66    33,487
June 30, 1992   12.24   .72       .24      .96       ( .72)          12.48   8.10   (1.00)    (1.10)     5.80   30.56    53,130
June 30, 1993   12.48   .65       .37     1.02       ( .65)          12.85   8.36   (1.00)    (1.06)     5.07   20.81    81,874
June 30, 1994   12.85   .58      (.28)     .30       ( .58)          12.57   2.37   (1.00)    (1.03)     4.51   15.26   111,723
June 30, 1995   12.57   .58       .04      .62       ( .58)          12.61   5.12   (1.00)    (1.04)     4.69   18.54    98,841
Class B <F4>
9/1/94 <F1>    $12.55 $ .43     $ .07    $ .50      $( .43)         $12.62   3.99%  (1.60)%   (4.51)%    4.10%  18.54%     $590
 to 6/30/95                                                                                   <F3>       <F3>   <F3>
Class C
9/1/94 <F1>    $12.55 $ .42     $ .07    $ .49      $( .42)         $12.62   3.98%  (1.63)%   (3.21)%    4.07%  18.54%     $790
 to 6/30/95                                                                                   <F3>       <F3>   <F3>

Intermediate
National Fund
-------------
Class A
7/23/91 <F1>   $12.06 $ .16     $ .05    $ .21      $( .16)         $12.11   1.77%  (0.25)%   (2.78)%    5.80%   3.40%   $9,719
 to 9/30/91                                                                                   <F3>       <F3>    <F3>
Year ended:
Sept. 30, 1992  12.11   .78       .48     1.26       ( .78)          12.59  10.76   (0.48)    (1.19)     6.15   46.15    81,428
Sept. 30, 1993  12.59   .71       .88     1.59       ( .71)          13.47  13.01   (0.70)    (1.06)     5.37   14.29   182,319
Sept. 30, 1994  13.47   .67      (.72)    (.05)      ( .67) $( .02)  12.73   (.38)  (0.95)    (1.05)     5.23   27.3    207,718
Sept. 30, 1995  12.73   .68       .45     1.13       ( .68)          13.18   9.16   (1.00)    (1.08)     5.31   32.20   227,881
Class B <F4>
9/1/94 <F1>    $12.91 $ .05     $(.18)   $(.13)     $( .05)         $12.73   (.99)% (1.70)%    1.70%     4.57%  27.37%     $342
 to 9/30/94                                                                                    <F3>      <F3>   <F3>
Year ended:
Sept. 30, 1995  12.73   .59       .40      .99       ( .59)          13.13   8.30   (1.65)    (2.86)     4.59   32.20       0
Class C
9/1/94 <F1>    $12.91 $ .05     $(.18)   $(.13)     $( .05)         $12.73   (.97)% (1.76)%    1.76%     4.51%  27.37%   $  139
 to 9/30/94                                                                                    <F3>      <F3>   <F3>
Year ended:
Sept. 30, 1995  12.73   .60       .47     1.07       ( .60)          13.20   8.60   (1.66)    (2.35)     4.62   32.20     4,001

Intermediate
New Mexico Fund
---------------
Class A
6/21/91 <F1>   $12.06 $ .23     $ .15    $ .38      $( .23)         $12.21   3.18%  (0.25)%   (1.32)%    6.57%  49.67%  $20,511
 to 9/30/91                                                                                   <F3>       <F3>   <F3>
Year ended:
Sept. 30, 1992  12.21   .74       .43     1.17       ( .74)          12.64   9.98   (0.42)    (1.12)     5.76   32.15    71,034
Sept. 30, 1993  12.64   .65       .72     1.37       ( .65)          13.36  10.96   (0.61)    (1.01)     4.95   10.33   128,590
Sept. 30, 1994  13.36   .60      (.63)    (.03)      ( .60) $( .01)  12.72   (.26)  (0.90)    (1.04)     4.58    6.87   143,910
Sept. 30, 1995  12.72   .60       .40     1.00       ( .60)          13.12   8.10   (1.00)    (1.06)     4.71   17.06   136,742
Class B <F4>
9/1/94 <F1>    $12.87 $ .05     $(.15)   $(.10)     $( .05)         $12.72  (0.80)% (1.71)%    1.71%     3.47%   6.87%     $ 81
 to 9/30/94                                                                                    <F3>      <F3>    <F3>
Year ended:
Sept. 30, 1995  12.72   .52       .37      .89       ( .52)          13.09   7.42   (1.64)    (4.71)     4.06   17.06       0


Class C
9/1/94 <F1>    $12.87 $ .04     $(.16)   $(.12)     $( .04)         $12.71  (0.90)% (1.74)%    1.74%     3.49%   6.87%     $ 59
 to 9/30/94                                                                                    <F3>      <F3>    <F3>
Year ended:
Sept. 30, 1995  12.71   .52       .41      .93       ( .52)          13.12   7.48   (1.66)    (15.86)    4.05   17.06       141

Intermediate
Florida Fund
------------
Class A
2/1/94 <F1>    $12.06 $ .40     $(.52)   $(.12)     $( .40)         $11.54  (0.95)% (0.25)%   (1.95)%    5.09%  19.94%  $ 8,076
 to 9/30/94                                                                                   <F3>       <F3>   <F3>
Year ended:
Sept. 30, 1995  11.54   .63       .29      .92       ( .63)          11.83   8.22   (0.38)    (1.68)     5.41   89.60    14,822
Class B <F4>
9/1/94 <F1>    $11.72 $ .05     $(.17)   $(.12)     $( .05)         $11.55  (1.02)% (1.05)%   (1.05)%    4.80%  19.94%  $    20
 to 9/30/94                                                                                   <F3>       <F3>   <F3>
Year ended:
Sept. 30, 1995  11.55   .55       .28      .83       ( .55)          11.83   7.55   (1.08)    (5.35)     4.69   89.60       0
Class C
9/1/94 <F1>    $11.72 $ .05     $(.18)   $(.13)     $( .05)         $11.54  (1.10)% (1.10)%   (1.10)%    4.89%  19.94%     $109
 to 9/30/94                                                                                   <F3>       <F3>   <F3>
Year ended
Sept. 30, 1995  11.54   .55       .32      .87       ( .55)          11.86   7.74   (1.08)    (19.08)    4.65   89.60       259

<F1> Commencement of operations.
<F2> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F3> Annualized
<F4> Class B shares are no longer offered by the Funds, and all outstanding Class B shares were converted into Class A shares on September 28, 1995.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The following graphs compare how $10,000 would have appreciated if invested in shares of the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period. Class A total return figures assume an investment of $10,000 at the public offering price for purchases up to $10,000; Class C total return figures assume an investment of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the ladder ed maturity strategy each Fund uses. Each index shown attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

Each Fund "ladders" or arrays the maturities of its bonds. The Limited Term Municipal Funds maintain a weighted average maturity using this technique which is normally no more than five years, while the Intermediate Municipal Funds' weighted average maturity is normally no more than 10 years. Interest rates during 1994 generally increased, allowing interest dividends to increase somewhat as Fund cash flow was reinvested at higher rates, and causing the value of the Funds' portfolios to decrease relative to their expected values in a flat interest rate environment. In the first half of 1995, slowing economic growth has led to falling interest rates and increasing bond prices.

    After hitting bottom in November 1994, bond prices in the U.S. have risen dramatically over most of 1995 to date. For example, as interest rates on the 6.25% U.S. Treasury bond due in August 2023 increased from 5.99% to 8.23%, between October 1, 1993 and November 7, 1994, the market value of the bond decreased by approximately 25.3%. Since November 1994, the interest rate on the bond has fallen back down to 6.65% as of September 30, 1995, and the price has risen by 21.3%. Similarly, market values of U.S. Treasury bonds due in 1999 and 2004 have risen by 6.7% and 12.7%, respectively since November 7, 1994. Municipal bond prices also increased across the spectrum of maturities as market yields on municipal bonds decreased. Rising bond prices produced total returns of 9.26% and 10.30% respectively, for the Lehman Brothers 5 year general obligation bond index and the Merrill Lynch Municipal Bond (7-12) year Index for the 6 months ending September 30, 1995. The net asset values of Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund, increased by 3.35%, 3.14% and 3.51% respectively over this same six month period. The net asset values of Limited Term National Fund and Limited Term California Fund increased by 3.51% and 3.90% respectively over the six month period ending June 30, 1995. If interest rates continue to fall, the net asset values of all the Funds should continue to increase. However, over time, dividend income would decrease.

LIMITED TERM NATIONAL FUND

Index Comparison

Compares performance of the Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the period October 1, 1984 to June 30, 1995. On June 30, 1995, the weighted average securities ratings of the Index an d the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were
5.01 years and 3.9 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund ma}y not be indicative of future performance.

        <This appears as a graph in the prospectus.>
Limited Term National Fund A Shares
        FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 9/84  $ 9,746     $10,000      $10,000
12/84    9,928      10,448       10,151
 3/85   10,232      10,852       10,283
 6/85   10,677      11,400       10,355
 9/85   10,747      11,355       10,417
12/85   11,226      11,741       10,564
 3/86   11,739      12,628       10,522
 6/86   11,842      12,636       10,553
 9/86   12,177      13,103       10,616
12/86   12,471      13,447       10,702
 3/87   12,741      13,755       10,852
 6/87   12,656      13,629       10,983
 9/87   12,683      13,347       11,104
12/87   12,988      13,857       11,204
 3/88   13,402      14,289       11,294
 6/88   13,589      14,350       11,430
 9/88   13,838      14,514       11,545
12/88   14,013      14,601       11,649
 3/89   14,168      14,559       11,789
 6/89   14,580      15,244       11,955
 9/89   14,783      15,421       12,027
12/89   15,105      15,881       12,172
 3/90   15,239      15,959       12,404
 6/90   15,524      16,316       12,529
 9/90   15,715      16,488       12,781
12/90   16,085      17,034       12,948
 3/91   16,400      17,402       13,026
 6/91   16,704      17,706       13,117
 9/91   17,073      18,336       13,222
12/91   17,470      18,952       13,355
 3/92   17,628      18,904       13,435
 6/92   18,107      19,519       13,543
 9/92   18,509      20,010       13,624
12/92   18,822      20,328       13,747
 3/93   19,341      20,808       13,858
 6/93   19,780      21,298       13,941
 9/93   20,264      21,761       14,010
12/93   20,481      22,028       14,123
 3/94   20,050      21,332       14,208
 6/94   20,225      21,619       14,293
 9/94   30,324      21,784       14,408
12/94   20,178      21,713       14,466
 3/95   20,896      22,592       14,582
 6/95   21,390      23,168       14,699
 9/95               23,801       14,743

        <This appears as a graph in the prospectus.>
Limited Term National Fund C Shares
         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,952       9,925       10,020
10/94    9,894       9,869       10,030
11/94    9,792       9,806       10,040
12/94    9,858       9,893       10,060
 1/95    9,969       9,988       10,090
 2/95   10,120      10,132       10,121
 3/95   10,193      10,293       10,141
 4/95   10,245      10,321       10,181
 5/95   10,405      10,547       10,212
 6/95   10,424      10,556       10,222
 7/95               10,703       10,232
 8/95               10,812       10,243
 9/95               10,844       10,253

Average Annual Total Return
   A Shares
     One Year (12 Mos. ended 6/30/95):  3.11%
     Five Year:                         6.08%
     From Inception (9/28/84):          7.32%
   C Shares
     From Inception (9/1/94):          5.16% (annualized)

LIMITED TERM CALIFORNIA FUND

Index Comparison

Compares performance of the Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the period February 28, 1987 to June 30, 1995. On June 30, 1995, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were
5.01 years and 4.1 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
California Fund A Shares
         FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 1/87  $ 9,750     $10,000      $10,000
 3/87    9,786      10,034       10,080
 6/87    9,857       9,942       10,202
 9/87    9,924       9,737       10,314
12/87   10,100      10,108       10,407
 3/88   10,375      10,424       10,491
 6/88   10,557      10,469       10,617
 9/88   10,733      10,588       10,724
12/88   10,885      10,651       10,820
 3/89   10,994      10,620       10,951
 6/89   11,313      11,121       11,105
 9/89   11,469      11,249       11,172
12/89   11,704      11,585       11,306
 3/90   11,814      11,642       11,522
 6/90   12,009      11,902       11,638
 9/90   12,140      12,028       11,872
12/90   12,496      12,426       12,027
 3/91   12,707      12,694       12,099
 6/91   12,904      12,916       12,184
 9/91   13,121      13,376       12,282
12/91   13,436      13,825       13,405
 3/92   13,566      17,790       12,480
 6/92   13,950      14,239       12,580
 9/92   14,261      14,597       12,655
12/92   14,448      14,829       12,770
 3/93   14,813      15,179       12,872
 6/93   15,116      15,537       12,949
 9/93   15,437      15,874       13,014
12/93   15,634      16,069       13,119
 3/94   15,308      15,562       13,197
 6/94   15,474      15,771       13,277
 9/94   15,495      15,891       13,383
12/94   15,300      15,839       13,437
 3/95   15,877      16,481       13,545
 6/95   16,266      16,901       13,653
 9/95               17,363       13,694

        <This appears as a graph in the prospectus.>
Limited Term California Fund C Shares
         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,952       9,925       10,020
10/94    9,894       9,869       10,030
11/94    9,792       9,806       10,040
12/94    9,858       9,893       10,060
 1/95    9,969       9,988       10,090
 2/95   10,120      10,132       10,121
 3/95   10,193      10,293       10,141
 4/95   10,245      10,321       10,181
 5/95   10,405      10,547       10,212
 6/95   10,424      10,556       10,222
 7/95               10,703       10,232
 8/95               10,812       10,243
 9/95               10,844       10,253

Average Annual Total Return
A Shares
   One Year (12 mos. ended 6/30/95):  2.49%
   Five Years:                        5.72%
   From Inception (2/19/87):          5.99%
C Shares
   From Inception (9/1/94):           4.82% (annualized)

INTERMEDIATE NATIONAL FUND

Index Comparison

    Compares performance of the Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, July 23, 1991 to September 30, 1995. On September 30, 1995, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 8.5 years and 8.2 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
Intermediate National Fund A Shares
         FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 6/91  $ 9,648     $10,000     $10,000
 7/91    9,675      10,136      10,030
 9/91    9,819      10,428      10,080
11/91    9,943      10,498      10,151
 1/92   10,113      10,695      10,192
 3/92   10,207      10,593      10,243
 5/92   10,429      10,732      10,284
 7/92   10,904      11,259      10,345
 9/92   10,876      11,220      10,387
11/92   10,976      11,369      10,460
 1/93   11,223      11,611      10,501
 3/93   11,496      11,834      10,565
 5/93   11,662      12,016      10,617
 7/93   11,872      12,111      10,639
 9/93   12,291      12,456      10,681
11/93   12,238      12,449      10,745
 1/94   12,598      12,797      10,767
 3/94   12,039      12,114      10,832
 5/94   12,197      12,200      10,864
 7/94   12,305      12,473      10,929
 9/94   12,244      12,306      10,984
11/94   11,965      12,050      11,006
 1/95   12,385      12,408      11,061
 3/95   12,742      12,860      11,117
 5/95   13,090      13,348      11,195
 7/95   13,162      13,418      11,217
 9/95   13,365      13,573      11,239

        <This appears as a graph in the prospectus.>
Intermediate National Fund C Shares
         FUND       ML Muni       CPI
       C Shares    7-12 Yrs.
       --------    ---------   ---------
 8/94  $10,000     $10,000     $10,000
 9/94    9,903       9,848      10,020
10/94    9,791       9,786      10,030
11/94    9,689       9,643      10,040
12/94    9,813       9,785      10,060
 1/95   10,009       9,930      10,090
 2/95   10,199      10,215      10,121
 3/95   10,286      10,291      10,141
 4/95   10,313      10,317      10,181
 5/95   10,555      10,682      10,212
 6/95   10,530      10,671      10,222
 7/95   10,593      10,738      10,232
 8/95   10,698      10,895      10,243
 9/95   10,754      10,862      10,253

Average Annual Total Return

A Shares
   One Year (12 Mos. ended 9/30/95):  5.34%
   From Inception (7/23/91):          7.16%
C Shares
   One Year (12 Mos. ended 9/30/95:   8.60%
   From Inception (9/1/94):           6.96% (annualized)

INTERMEDIATE NEW MEXICO FUND

Index Comparison

    Compares performance of the Intermediate New Mexico Fund shares, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June 21, 1991 to September 30, 1995. On September 30, 1995, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 8.5 years and 6.9 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
New Mexico A Shares
         FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 5/91  $ 9,650     $10,000     $10,000
 7/91    9,764      10,064      10,050
 9/91    9,957      10,375      10,100
11/91   10,075      10,444      10,171
 1/92   10,311      10,640      10,212
 3/92   10,329      10,539      10,263
 5/92   10,541      10,677      10,304
 7/92   10,985      11,201      10,366
 9/92   10,950      11,162      10,408
11/92   11,034      11,311      10,480
 1/93   11,282      11,551      10,522
 3/93   11,490      11,773      10,586
 5/93   11,628      11,955      10,639
 7/93   11,782      12,049      10,660
 9/93   12,150      12,392      10,703
11/93   12,113      12,385      10,767
 1/94   12,416      12,731      10,788
 3/94   11,936      12,052      10,853
 5/94   12,040      12,138      10,886
 7/94   12,143      12,410      10,951
 9/94   12,119      12,243      11,006
11/94   11,877      11,988      11,028
 1/95   12,272      12,345      11,083
 3/95   12,593      12,794      11,139
 5/95   12,888      13,280      11,217
 7/95   12,958      13,349      11,239
 9/95   13,100      13,504      11,262

        <This appears as a graph in the prospectus.>
New Mexico C Shares
         FUND       ML Muni       CPI
       C Shares    7-12 Yrs.
       --------    ---------   ---------
 8/94  $10,000     $10,000     $10,000
 9/94    9,910       9,848      10,020
10/94    9,808       9,786      10,030
11/94    9,700       9,643      10,040
12/94    9,845       9,785      10,060
 1/95   10,021       9,930      10,090
 2/95   10,206      10,215      10,121
 3/95   10,264      10,291      10,141
 4/95   10,283      10,317      10,181
 5/95   10,493      10,682      10,212
 6/95   10,464      10,671      10,222
 7/95   10,547      10,738      10,232
 8/95   10,615      10,895      10,243
 9/95   10,651      10,862      10,253


Average Annual Total Return

   A Shares
     One Year (12 Mos. ended 9/30/95): 4.31%
     From Inception (6/21/91):         6.50%
   C Shares
     One Year (12 Mos. ended 9/30/95): 7.48%
     From Inception (9/1/94):          6.02% (annualized)


INTERMEDIATE FLORIDA FUND

Index Comparison

    Compares performance of Intermediate Florida Fund shares, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, February 1, 1994 to September 30, 1995. On September 30, 1995, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were
8.5 years and 7.5 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
Florida A Shares
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 1/94  $ 9,648     $10,000     $10,000
 2/94    9,568       9,726      10,030
 3/94    9,350       9,466      10,060
 4/94    9,433       9,512      10,070
 5/94    9,507       9,534      10,090
 6/94    9,481       9,524      10,121
 7/94    9,602       9,747      10,151
 8/94    9,653       9,765      10,181
 9/94    9,557       9,617      10,202
10/94    9,502       9,556      10,213
11/94    9,346       9,416      10,222
12/94    9,492       9,555      10,243
 1/95    9,660       9,697      10,273
 2/95    9,849       9,975      10,304
 3/95    9,936      10,049      10,325
 4/95    9,929      10,074      10,366
 5/95   10,137      10,431      10,397
 6/95   10,148      10,420      10,408
 7/95   10,227      10,485      10,418
 8/95   10,297      10,638      10,428
 9/95   10,342      10,607      10,439

        <This appears as a graph in the prospectus.>
Florida C Shares
        FUND       ML Muni       CPI
       C Shares    7-12 Yrs.
       --------    ---------   ---------
 8/94  $10,000     $10,000     $10,000
 9/94    9,890       9,848      10,020
10/94    9,826       9,786      10,030
11/94    9,658       9,643      10,040
12/94    9,831       9,785      10,060
 1/95    9,999       9,930      10,090
 2/95   10,188      10,215      10,121
 3/95   10,272      10,291      10,141
 4/95   10,259      10,317      10,181
 5/95   10,466      10,682      10,212
 6/95   10,472      10,671      10,222
 7/95   10,548      10,738      10,232
 8/95   10,614      10,895      10,243
 9/95   10,655      10,862      10,253

Total Return

   A Shares
     One Year (12 Mos. ended 9/30/95):  4.44%
     From Inception (2/01/94):          2.05%
   C Shares
     One Year (12 Mos. ended 9/30/95):  7.74%
     From Inception (9/1/94):           6.05%  (annualized)


INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of each Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of TMC, with preservation of capital. Each single state Fund will invest primarily in Municipal Obligations originating in its state with the object of obtaining exemption of interest dividends from any income taxes imposed by that state on individuals. The Intermediate Florida Fund and the Intermediate Pennsylvania Fund have the additional objective of obtaining exemption from ad valorem taxes imposed by those states on securities held by individuals. The secondary objective of the Limited Term Funds is to minimize expected fluctuations in net asset value relative to longer intermediate and long-term bond portfolios. The secondary objective of the Intermediate Funds is to reduce fluctuations in net asset value relative to long-term municipal bond portfolios, while seeking higher yields than the Limited Term Municipal Funds expect to receive. There is a risk in all investments, however, and there is no assurance that the Funds' objectives will be achieved. Income otherwise exempt from federal income tax may be subject to the federal alternative minimum tax, and distributions from gains attributable to market discount are characterized as ordinary income for federal income tax purposes. The primary and secondary investment objectives of each Fund are fundamental policies of that Fund, and may not be changed without a vote of the Fund's shareholders.

Each Fund will pursue its primary objective by investing in a portfolio of investment grade or equivalent obligations which are issued by states and state agencies, and local governments and agencies, and by United States territories and possessions ("Municipal Obligations"). Each single state Fund will invest primarily in Municipal Obligations originating in the state of the same name. Municipal Obligations are discussed below under the caption "Municipal Obligations," and investment grade ratings are discussed below under the caption "Investment Ratings." Each of the Limited Term Funds will seek to achieve its secondary objective of minimizing fluctuations in net asset value by maintaining a portfolio of investments with a dollar-weighted average maturity normally not exceeding five years. Each Intermediate Fund will seek to achieve its secondary objective of obtaining lower share price fluctuation than a long-term portfolio and obtaining higher yields than a limited term portfolio by maintaining a dollar-weighted average portfolio maturity normally between three and ten years. Any Intermediate Fund may maintain a portfolio maturity shorter than three years as a defensive strategy during abnormal market conditions. If your sole objective is preservation of capital, then the Funds may not be suitable for you because their net asset values will vary as market interest rates fluctuate. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Except to the extent a Fund is invested in temporary investments for defensive purposes, the objective of each Fund under normal conditions is to invest 100% of its net assets in Municipal Obligations. As a fundamental policy which may not be changed without a vote of the Fund's shareholders, each Fund must normally invest at least 80% of its net assets in Municipal Obligations. Under normal conditions each single state Fund will invest 100%, and as a matter of fundamental policy, will invest at least 65% of its total assets in Municipal Obligations which originate in the state having the same name as the Fund. Any Fund may purchase obligations issued by or on behalf of territories or possessions of the United States and their agencies and instrumentalities.

The Funds have reserved the right to invest up to 20% of each Fund's net assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make temporary investments in taxable investments.

MUNICIPAL OBLIGATIONS

Municipal Obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal Obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes. See "Federal Taxes."

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of Municipal Obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of that Fund's shares. See "How Fund Shares Are Priced." Municipal Obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of Municipal Obligations may reduce the expected yield on invested funds, the net asset value of a Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of Municipal Obligations may result in a lower yield to a Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of Municipal Obligations.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

VARIABLE RATE SECURITIES; INVERSE FLOATERS; AND DEMAND INSTRUMENTS

The Funds may purchase variable rate Municipal Obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. No Fund will invest more than 10% of its total assets in securities whose rates vary inversely with changes in market rates of interest. Each Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

MUNICIPAL LEASES

Each Fund may invest in Municipal Leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a Municipal Lease held by a Fund, the Lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying Municipal Lease. Some Municipal Leases may be illiquid under certain circumstances, and TMC will evaluate the liquidity of each Municipal Lease upon its acquisition by a Fund and periodically while it is held.

SECURITIES RATINGS AND  CREDIT QUALITY

Each Fund's assets will normally consist of (1) Municipal Obligations (including Municipal Leases) or participation interests therein that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) Municipal Obligations (including Municipal Leases) or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by the Adviser to be comparable with issuers having such debt ratings, and (3) cash. Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity. Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for Thornburg Investment Trust - Intermediate Municipal Funds or the Statement of Additional Information for Thornburg Limited Term Municipal Fund, Inc. for detailed descriptions of these ratings. Investments in Municipal Obligations may also include (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) tax-exempt commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

Credit ratings do not reflect the risk that market values of Municipal Obligations will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated Municipal Obligations purchased by each Fund under the general supervision of its Directors or Trustees, and determines the equivalency of unrated obligations to rated obligations.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase Municipal Obligations on a "when-issued" or delayed delivery basis, which means that the securities are not delivered until a future date that may be as many as 45 days after the Fund has agreed to the purchase. These transactions may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser before delivery of the securities, and at the time of delivery the market value may be less than cost. When the Fund agrees to purchase Municipal Obligations on a "when-issued" basis, it will maintain high grade liquid debt assets equal in value to the purchase price of the "when-issued" securities in a segregated account with its custodian bank.

INVESTMENT RESTRICTIONS

Each of the Funds is subject to the restriction that it will not purchase any investment or enter into any transactions if, as a result, more than 10% of the Fund's net assets will be illiquid investments. Each of the Funds is subject to other investment restrictions, which are described in that Fund's Statement of Additional Information.

SPECIAL CONSIDERATIONS AFFECTING SINGLE-STATE FUNDS

Each of the single-state Intermediate Municipal Funds is a non-diversified series of Thornburg Investment Trust, and each therefore may invest more than five percent of its portfolio assets in the securities of a single issuer, provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than five percent of the Trust's total assets would be invested in securities of a single issuer. All other Funds are diversified series. Because each of the single state Funds will purchase primarily Municipal Obligations originating from within its state, an investment in a single state Fund may be riskier than an investment in either the Limited Term National Fund or the Intermediate National Fund, which purchase Municipal Obligations from throughout the United States.

Local economic factors could have varying effects on the obligations owned by each single state Fund. In particular, economic developments in California could impair the ability of certain California state and municipal issuers to pay their obligations in some situations. Taxpayer initiatives, weakness in tax collections and reallocation of certain revenues previously available to county and local governments could reduce the revenues available to some California issuers. The State of New Mexico anticipates budget shortfalls in the current year. Lower taxes available in some New Mexico locales, and reductions in staffing at research and military facilities at Los Alamos, White Sands and Albuquerque could adversely affect the ability of nearby municipalities to meet their obligations. Florida has experienced rapid economic growth. While the economy has broadened, this growth has brought pressure for more infrastructure, educational facilities, and other improvements. Although recent state budgets have been balanced, over-dependence on the sensitive sales tax creates vulnerability to recession and to slower growth in the tax base in the future. Also, health care cost increases or increased burdens for funding current programs at the state level could affect revenues available to all levels of government.

YOUR ACCOUNT

BUYING FUND SHARES IN GENERAL

Each Fund offers two classes of shares with varying annual expenses and sales charge structures. Class A shares are sold subject to a sales charge which is deducted at the time you purchase your shares. This class also pays a service fee. Class C shares are sold at net asset value, subject to payment of a sales charge if redeemed within one year of purchase. They also pay both a service and a distribution fee. The various service or service and distribution fees are Fund expenses which are deducted from each class' annual income. Each Fund also may allocate among its classes certain expenses, to the extent allocable to specific classes. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents ("financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation ("TSC"), or through TSC in those states where TSC is registered. Although shares of the National Funds generally are available in most states, shares of the single state Funds are or will be available only in their respective states and certain other states where those Funds are qualified for sale. The Funds and TSC reserve the right to refuse any order in whole or in part.



NET ASSET VALUE

The net asset value (NAV) stated for each class of each Fund is the value of a single share of that class. The NAV is computed at least once each day the Fund conducts business, by adding the value of the class' investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.

BUYING CLASS A SHARES

When you buy Class A shares the sales charge applicable to your investment is deducted from the price you pay and the balance is invested at NAV. The sales charge is shown in the table below.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.


                                                 Class A Shares                                 Dealer Concession
                                               Total Sales Charge                             or Agency Commission
                                    As Percentage                 As Percentage                   As Percentage
                                  of Offering Price               of Net Asset Value            of Offering Price
Limited Term Municipal Funds
----------------------------
Less than $50,000.00               2.50%                           2.56%                         2.10%
$50,000 to 99,999.99               2.25%                           2.30%                         1.85%
$100,000 to 249,999.99             1.75%                           1.78%                         1.50%
$250,000 to 499,999.99             1.50%                           1.52%                         1.25%
$500,000 to 999,999.99             1.00%                           1.01%                          .85%
$1,000,000 and up                  0.00%                           0.00%                          <F1>

Intermediate Municipal Funds
----------------------------
Less than $50,000.00               3.50%                           3.63%                         3.00%
$50,000 to 99,999.99               3.00%                           3.09%                         2.75%
$100,000 to 249,999.99             2.50%                           2.56%                         2.25%
$250,000 to 499,999.99             2.00%                           2.04%                         1.75%
$500,000 to 999,999.99             1.50%                           1.52%                         1.25%
$1,000,000 and up                  0.00%                           0.00%                          <F1>

<F1> No sales charge will be payable at the time of purchase on investments of $1 million of more made by a purchaser.  A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed.  In determining whether such a sales charge is payable and the amount of any charge, it is assumed that shares not subject to the charge are the first redeemed followed by other shares held for the longest period of time.  The applicability of these charges will be unaffected by transfers of registration.  TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares.
     These "full reallowances" may be based upon the dealer reaching specified minimum sales goals.  TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares.  During such periods, dealers amy be considered underwriters under securities laws.  TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC.  Those firms may pay additional compensation to financial advisors who sell Fund shares.
     Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table on page 16, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Fund's Custody Bank or Transfer Agent and members of their families.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers and investment advisors who charge a fee for service, including investment dealers who utilize wrap fee arrangements.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNd provided that such purchases are made by: (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

BUYING CLASS C SHARES

You can buy Class C shares at NAV but you will pay a contingent deferred sales charge (CDSC) of 1/2 of 1% on Limited Term Funds and 6/10 of 1% on Intermediate Term Funds if you redeem your shares within one year of purchase. The CDSC applies only to Class C shares purchased on or after October 2, 1995. The CDSC will be imposed upon the lower of the purchase price or net asset value at redemption of each share redeemed. The CDSC is not imposed upon shares you buy by reinvesting dividends or capital gain distributions. Maximum purchase amount for Class C shares is less than $1 million. Class C shares are charged higher annual expenses than Class A shares.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100
Automatic Investment
 Plans                    $  100                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form and accepted. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative before 2:30 p.m. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to:

 NFDS
 c/o Thornburg Funds
 P.O. Box 419017
 Kansas City, MO 64141-6017

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.
____________________________________________________________________________
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All account types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account number,
                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign the
                                                 letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian


By Telephone              All account types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption feature
                                                 before using it.
                                                  Minimum Wire $1,000
                                                  Minimum Check $50.00

By Systematic Withdrawal  All account types      You must sign up for this
 Plan                                            feature to use it.
                                                  Minimum Account Balance
                                                   $10,000
                                                  Minimum Check $50.00

INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 am to 6:30 pm Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

TRANSACTION SERVICES

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly. Thornburg Funds let you transfer as little as $100 from your bank account into your Fund account on a weekly, monthly or quarterly basis, automatically. Because the Fund's Automatic Investment Plan has a lower minimum than a regular purchase, it is an ideal way for beginning investors to invest in a Fund.

While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Municipal Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page 25.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

SHAREHOLDER AND ACCOUNT POLICIES

Dividends, Capital Gains, and Taxes

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options

Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gain

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes
The Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund each have qualified under Subchapter M of the Internal Revenue Code (the "Code ") for tax treatment as a regulated investment company, and each of these Funds intends to continue its qualification so long as qualification is in the best interests of the shareholders. The other Funds also intend to qualify for this treatment under Subchapter M. This tax treatment relieves a Fund from paying federal income tax on income which is currently distributed to its shareholders. Each Fund also intends to satisfy conditions that will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

The Fund's counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance. Certain matters under the Code, including certain exceptions to the foregoing, are discussed more specifically below.

Each Fund will receive the opinion of its counsel or other assurances before commencing investment operations that such distributions will constitute Exempt Interest Dividends under the Code if certain conditions are satisfied. Distributions by each Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the United States government, its agencies and instrumentalities) and net short-term capital gains realized by each Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year each Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes," below). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of each Fund and the income tax consequences to its shareholders.

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are presently uncertain. Some portion of Exempt Interest Dividends may, as a result of these purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

State Taxes

Distributions of interest income from Municipal Obligations will not necessarily be exempt from taxes under the income or other tax laws of any state or local taxing authority. Distributions to individuals attributable to interest on Municipal Obligations originating in Alabama, California, Arizona, New Mexico, and Tennessee will not be subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owns shares in the New Mexico Fun d, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations originating in that state. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Individual shareholders in Pennsylvania will not be subject to Pennsylvania income tax on distributions attributable to interest on obligations originating in Pennsylvania, or distributions attributable to gains on dispositions of obligations of Pennsylvania and its political subdivisions and obligations of the United States and its territories and possessions. Additionally, individual shareholders will be exempt from Pennsylvania personal property tax on their Pennsylvania Fund shares to the extent the Fund's assets consist of obligations described in the preceding sentence. Individual residents in Pittsburgh will enjoy a similar exemption from personal property taxes imposed by the City and School District of Pittsburgh.

Florida, Texas and Utah do not currently impose an income tax on individuals or do not impose an income tax on distributions to individuals attributable to Municipal Obligations, although capital gain distributions will be subject to personal income tax in Utah. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Florida Fund shares if the Funds' assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivisions and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

With respect to distributions of interest income from the Limited Term National Fund and the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of these Funds are advised to consult their own tax advisers in that regard. The Limited Term National Fund and the Intermediate National Fund will advise shareholders approximately 60 day s after the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences. In particular, corporations should note that the preceding outline of state taxes pertains principally to individuals, and tax treatment of corporations may be different.

SERVICE AND DISTRIBUTION PLANS

Service Plan - Both Classes. Each class of each Fund has adopted a Service Plan under which TMC makes payments to securities dealers and other financial institutions and organizations to obtain various shareholder related services. The Service Plans applicable to the Limited Term Municipal Funds permit each of these Funds to reimburse TMC for these payments at annual rates up to .125% of the Fund's net assets attributable to Class A shares and up to .25% of the Fund's net assets attributable to Class C shares; the Service Plans applicable to each class of the Intermediate Municipal Funds provides for reimbursement at annual rates of up to .25% of each class' net assets. No assets of any class of any Fun d will be used to reimburse expenses attributable to any other class of the same, or any other Fund.

Class C Distribution Plan. Each Fund has adopted a Class C Distribution Plan applicable to Class C shares, under which the Fund will pay to TSC on a monthly basis an annual distribution fee of up to .75% of the average daily net assets attributable to Class C shares of the Fund. This distribution fee is an addition to the service fee described above under "Service Plan - All Classes" and is charged to and reduces the income allocated to Class C shares. TSC intends to use these amounts principally to compensate dealers (including banks) who sell Class C shares. TSC also will engage in other distribution related activities, including advertising and other promotional activities. However, the distribution fee paid to TSC is not computed with respect to TSC's actual expenses, and the fees received by TSC may be more or less than its actual distribution expenses. TSC may, but is not obligated to, waive any part or all of its compensation provided for under the Class C Distribution Plan.

The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares. The Funds do not believe that this prohibition will apply to the commissions described beginning on page 16 or to the plans described above. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the ability of the Funds to market their shares could be impaired to a small extent. In addition, state securities laws on this issue may differ from interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law.

TRANSACTION DETAILS

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of the Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page 25. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received and accepted. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. (Except that a CDSC will be deducted from Class C shares within one year of purchase and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * To the extent consistent with state and federal law, a Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you h ave previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgement, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

PERFORMANCE

YIELD COMPUTATION AND TOTAL RETURN

The Funds may quote their yields and returns in reports, sales literature and advertisements. Yield and return information are computed separately for Class A and Class C shares. Yield and return for Class C shares of a Fund ordinarily will be less than t hat of Class A shares of the same Fund because of the additional distribution fees imposed upon Class C shares. Additionally, yield and return could differ in minor respects among classes of the same Fund because of allocation of certain expenses to one or more specific classes to which the expenses relate. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.

Current yield quotations will include a standardized calculation which computes yield for a 30-day or one-month period by dividing a Fund's net investment income per share during the period by the maximum offering price on the last day of the period and annualizing the result. Provided that any such quotation is also accompanied by the standardized calculation referred to above, any of the Funds also may quote non-standardized yields for a specified period by dividing the net investment income per share of that Fund f or that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period and annualizing the result. The primary differences between the yield calculations obtain ed using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1)The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardize d calculation; (2)The non-standardized calculations may reflect amortization of premium based upon historical cost rather than market value; (3)The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation will always reflect the maximum offering price per share on the last day of the period; (4)The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time any Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5)The non-standard return quotation may include the effective return obtained by compounding the monthly dividends.

Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the class has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge (Class A shares) or the deduction of the applicable CDSC (Class C shares) and assumes the reinvestment of all dividends. The Funds also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Yields and returns described in this section may also be quoted on a "taxable equivalent yield" basis by computing the taxable yield or return which a hypothetical investor subject to a specified income tax rate must realize to receive the same yield or return after taxes. When a taxable equivalent yield is quoted, the following additional information will be furnished: (1) a standardized current yield; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed.

Yield and return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of a Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Funds and those investments.

From time to time, in advertisements and other types of literature, the performance of the Funds may be compared to other groups of mutual funds. This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Funds may illustrate performance or the characteristics of their respective investment portfolios through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of a Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Funds' share price or net asset value relative to changes in the value of other investments, and
(iv) the relationship over time of changes in the Funds' (or other investments) net asset values or prices and the Funds' (or other investments') investment returns. The Funds also may illustrate or refer to their respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Funds' Prospectus and Statements of Additional Information.

ORGANIZATION OF THE FUNDS

Each of the Limited Term Municipal Funds are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company. The Limited Term Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc., under the supervision of the Board of Directors of Thornburg Limited Term Municipal Fund, Inc. (the "Company" ). The Company currently offers two series of stock, referred to in this Prospectus as Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Each of the Intermediate Municipal Funds are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). Each of the single-state Intermediate Funds is a non-diversified series of the Trust, and the Intermediate Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 12 authorized Funds, nine of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors or Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative voting rights or preemptive rights.

TMC and TSC

The Funds are managed by Thornburg Management Company, Inc., ("TMC") which chooses each Fund's investments and handles its business affairs. TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $1.6 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

For each of the Funds, TMC receives a management fee computed according to the following scale and paid monthly as a percentage of each Fund's average daily assets.

                          Limited Term             Intermediate
                          Municipal Funds          Municipal Funds
Net Assets                Annual Rate              Annual Rate
0 to $500 million          .75%                     .625%
$500 million to $1 billion .65%                     .575%
$1 billion to $1.5 billion .55%                     .525%
$1.5 billion to $2 billion .50%                     .475%
Over $2 billion            .40%                     .400%

The management fee on the portion of each Limited Term Municipal Fund's net assets up to $500 million is higher than the fee paid to the adviser of most other mutual funds; however, the overall expense rate of each of the Limited Term Municipal Funds is comparable to many funds sold through securities dealers.

Brian J. McMahon, a Managing Director of TMC, has primary responsibility for the day-to-day management of each of the Fund portfolios. He has held this responsibility for each of the Limited Term National Fund and the Limited Term California Fund since their respective inceptions in 1984 and 1987. He has held the same responsibility for the Intermediate National Fund and the Intermediate New Mexico Municipal Fund, which commenced operations in 1991, and for the Intermediate Florida Fund, which commenced operations in February 1994. Mr. McMahon is assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by the Fund will lower its yield.

In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Service and Distribution Plans."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr. a Trustee and President of the Trust and a Director and Chairman of the Fund, is the controlling stockholder of both TMC and TSC.

Thornburg Funds provides shareholders account inquiry service 24 hours a day, 365 days a year, through its Audio Response telephone service. To reach Thornburg Funds for general information, please call 1-800-847-0200. If you would prefer to speak with a Thornburg Funds representative, please call during business hours and follow the simple instructions you will receive.

                          ADDITIONAL INFORMATION

                         Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

                       Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

                              General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

                            Investment Adviser
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               Distributor
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 Auditor
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                Custodian
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              Transfer Agent
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200





























              INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION

                         THORNBURG INVESTMENT TRUST
                     (formerly Thornburg Income Trust)

                    STATEMENT OF ADDITIONAL INFORMATION
                                    for
      THORNBURG LIMITED TERM U.S. GOVERNMENT FUND ("Government Fund")
                                    and
             THORNBURG LIMITED TERM INCOME FUND ("Income Fund")
                     119 East Marcy Street,  Suite 202
                        Santa Fe, New Mexico  87501

     Thornburg Limited Term U.S. Government Fund ("Government Fund") and Thornburg Limited Term Income Fund ("Income Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of shares in the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

    The Trust's name was "Thornburg Income Trust" until October 1, 1995.

         The date of this Statement of Additional Information is February 1,
1996.

                             Table of Contents

                                                                         Page

INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .20
     Government Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .20
     Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23

YIELD COMPUTATION AND TOTAL RETURN:
     Performance and Portfolio Information. . . . . . . . . . . . . . . . .26

REPRESENTATIVE PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . .27
     Government Fund (Classes A and C). . . . . . . . . . . . . . . . . . .27
     Income Fund (Classes A and C)  . . . . . . . . . . . . . . . . . . . .28

DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
     Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
     Federal Income Tax Considerations. . . . . . . . . . . . . . . . . . .30
     State and Local Income Tax Considerations. . . . . . . . . . . . . . .32
     Accounts of Shareholders . . . . . . . . . . . . . . . . . . . . . . .32

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT
     General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .33

SERVICE AND DISTRIBUTION PLANS. . . . . . . . . . . . . . . . . . . . . . .35
     Service Plans - All Cases. . . . . . . . . . . . . . . . . . . . . . .35

     Class C Distribution Plan. . . . . . . . . . . . . . . . . . . . . . .36

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .37

MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .38

PURCHASE OF FUND SHARES
     Discussion of Reduced Sales Charges - Class A
Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .41

REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .45

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45

INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . . . .45

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .  45


INVESTMENT OBJECTIVES AND POLICIES

Introduction

     This portion of the Statement of Additional Information includes additional information which the prospective investor may wish to know respecting types of investments each of the Funds may acquire or specific techniques each of the Funds may utilize in pursuing its investment objectives. Although certain investments are subject to purchase by both Funds, there are certain investments or techniques which are available only to one Fund or the other.

Determining Portfolio Average Maturity - Government Fund and Income Fund

         For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of the Fund's investment adviser, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on its Adviser's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund

     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     The Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is no necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund

     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus. The Government Fund only may purchase such securities or participations therein if they are U.S. Government obligations described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Income Fund, but will not be purchased by the Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities

     The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Neither Fund will purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. The Adviser will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. Consistent with the Funds' respective investment objectives and policies, each Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for the Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund

     Either Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or
less than the purchase price.   The Fund does not believe that its net asset
value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above.

Reverse Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund

     Either Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

     The Trustees of the Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.

Lending of Portfolio Securities - Government Fund and Income Fund

     The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund

     The Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possible income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto.
The Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by the Adviser to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of the Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     The Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon.
In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund

     The Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     The Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     The Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund

     The Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund

     The Income Fund may engage in currency transactions with Counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell ( with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     The Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     The Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Adviser considers the Austrian schilling is linked to the German deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.




Risks of Currency Transactions - Income Fund

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions - Income Fund

     The Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund

     Among the Strategic Transactions into which the Income Fund may enter are interest rate, currency and index swaps and the purchase or sale or related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long term debt rating of the Counterparty combined with any credit enhancements, satisfies the credit criteria established by the Trustees. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments - Income Fund

     The Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund

     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that the Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when the Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, the Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund

     The Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertability and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities. A shareholder of the Income Fund will not be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Trustees' Power to Change Objectives and Policies

     Any objective and policies stated above may be changed by the Trustees of the Trust without a vote of the shareholders, unless identified as a fundamental objective or policy.

INVESTMENT LIMITATIONS

     The following restrictions, if identified as "fundamental" with respect to a Fund, may not be changed without approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any restriction, limitation or policy which is not identified as fundamental may be changed by the Trustees.

Government Fund Investment Limitations

     As a matter of fundamental investment policy, the Government Fund will not:

     (1) Invest more than 20% of the Fund's total assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, generally described (but not limited) under the heading "Types of Obligations the Fund May Acquire", and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally under the heading "Types of Obligations the Fund May Acquire";

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10)     Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of the Adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described above under "INVESTMENT OBJECTIVES AND POLICIES" and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Income Fund Investment Limitations

     As a matter of fundamental policy, the Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of nonfundamental policy the Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or
(iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)     purchase or sell real estate limited partnership interests.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information

     The yield and return of a Fund or any Fund class may, from time to time, be quoted in reports, sales literature and advertisements published by the Fund, the Distributor, or investment dealers offering the Fund. Any such quotation must include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount on premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value;
(3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same price; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Any performance quotation also must include average annual total return quotation for the one, 5 and 10 year period ended on the date of the most recent balance sheet included in the registration statement, computed by finding the average annual compounded rates of return over such periods that would equate the initial amount invested at the maximum public offering price to the ending redeemable value. To the extent that a Fund has been in operation less than one, 5 or 10 years, the time period during which the fund has been in operation will be substituted for any one, 5 or 10 year period for which a total return quotation is not obtainable.

     Any quoted performance should not be considered a representation of the performance in the future since the performance is not fixed. Actual performance will depend not only the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period. In addition, a change in the Fund's net asset value will affect its performance.

     From time to time, in advertisements and other types of literature, the performance of a Fund may be compared to other groups of mutual funds. This comparative performance may be expressed as a ranking prepared by Lipper Analytical Services, Inc. or other widely recognized independent services which monitor the performance of mutual funds. These performance analyses ordinarily will include the reinvestment of dividends and capital gains distributions, but do not take sales charges into consideration and are prepared without regard to tax consequences. Performance rankings and ratings reported periodically in national financial publications such as MONEY magazine, FORBES and BARRON's also may be used.

     A Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Yield and return information may be used in reviewing the performance of the Fund's investments and for providing a basis for comparison with other investment alternatives. However, each Fund's return fluctuates, unlike certain bank deposits or other investments which pay a fixed return for a stated period of time.

REPRESENTATIVE PERFORMANCE INFORMATION

GOVERNMENT FUND (Classes A and C)

     THE FOLLOWING DATA FOR THE GOVERNMENT FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The Government Fund's yields for Class A shares and Class C shares, computed for the one-month period ended September 30, 1995 in accordance with the standardized calculation described above, were 5.38% and 5.60% for Class A shares and Class C shares, respectively. This method of computing performance does not take into account changes in net asset value.

     Non-standardized Method of Computing Yield. The Government Fund's yields for Class A shares and Class C shares, computed for the 7-day period ended September 30, 1995 in accordance with a non-standardized method, were 5.98% and 5.64% for Class A shares and Class C shares, respectively. This non-standardized method of computation differs from the standardized method of computing yield in that the non-standardized yield is computed for a 7-day period rather than a 30-day or one-month period, the yield reflects amortization of premium based upon historical cost rather than market value, and the non-standardized yield is computed by compounding dividends monthly rather than semiannually. This method of computing performance does not take into account changes in net asset value.

AVERAGE ANNUAL TOTAL RETURN

     The Government Fund's total returns for Class A shares and Class C shares, computed in accordance with the total return calculation described above are displayed in the table below for the periods shown ending
September 30, 1995. The Government Fund commenced sales of its Class A shares on November 6, 1987, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield and non-standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 2.50% on Class A shares. The Class C data relate to Class C shares sold before October 2, 1995. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. These data also assume and reinvestment of all dividends at net asset value.

               1 Year    5 Years   10 Years  Since Inception
Class A         6.92%     ____%      N/A         7.25% (11/6/87)
Class C         9.07%      N/A       N/A         7.87% (09/1/94)

Total return figures are average annual total returns for the periods shown.


INCOME FUND (Classes A and C)

     THE FOLLOWING DATA FOR THE INCOME FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The Income Fund's yields for Class A shares and Class C shares, computed for the one-month period ended September 30, 1995 in accordance with the standardized calculation described above, were 6.32% and 6.00% for Class A shares and Class C shares, respectively. This method of computing performance does not take into account changes in net asset value.

     Non-standardized Method of Computing Yield. The Income Fund's yields for Class A shares and Class C shares, computed for the 7-day period ended September 30, 1995 in accordance with its non-standardized method, were 6.29% and 5.95% for Class A shares and Class C shares, respectively. This non-standardized method of computation differs from the standardized method of computing yield in that the non-standardized yield is computed for a 7-day period rather than a 30-day or one-month period, the yield reflects amortization of premium based upon historical cost rather than market value, and the non-standardized yield is computed by compounding dividends monthly rather than semiannually. This method of computing performance does not take into account changes in net asset value.

AVERAGE ANNUAL TOTAL RETURN

     The Income Fund's total returns for Class A shares and Class C shares, computed in accordance with the total return calculation described above are displayed in the table below for the periods shown ending September 30, 1995. The Income Fund commenced sales of its Class A shares on October 1, 1992, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield and non-standardized yield figures shown above, takes into account changes in net asset value over the described periods.
The Class A total return figures assume the deduction of the maximum sales commission of 2.50% on Class A shares. The Class C data relate to Class C shares sold before October 2, 1995. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. These data also assume reinvestment of all dividends at net asset value.

          1 Year    5 Years   10 Years  Since Inception
Class A    6.49%      N/A       N/A     5.16% (10/1/92)
Class C    8.87       N/A       N/A     7.47% (09/1/94)

Total return figures are average annual total returns for the periods shown.


DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS

Distributions

     All of the net income of each Fund is declared daily as a dividend on shares for which the Fund has received payment. Net income of each Fund consists of all interest income accrued on that Fund's portfolio assets less all expenses of the Fund. Expenses of each Fund are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Fund at the net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of each Fund at the net asset value per share at the close of business on the distribution date, or at the shareholder's option, paid in cash.

Federal Income Tax Considerations

     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Distributions representing net interest and net short-term capital gains will be taxable as ordinary income to the recipient shareholders, whether the distributions are actually taken in cash or are reinvested by the recipient shareholders in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains to the distributee shareholders, whether the distributions are actually taken as cash or are reinvested by the recipient shareholders in additional shares.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. Assuming that the shareholder holds the shares as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than six months. Effective for sales charges incurred after October 3, 1989 if the shareholder disposes of shares within 90 days after purchasing them, and later acquires shares for which the sales charge is eliminated or reduced pursuant to a reinvestment right, then the original sales charge to the extent of the reduction is not included in the basis of the shares sold for determining gain or loss. Instead, the reduction is included in determining the basis of the reinvested shares.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

     If a Fund holds zero coupon securities or other securities which are issued at discount, a portion of the difference between the issue price and the face amount of zero coupon securities ("original issue discount") will be treated as ordinary income if the Fund holds securities with original issue discount each year, although no current payments will be received by the Fund with respect to that income. This original issue discount will comprise a part of that investment company taxable income of the Fund which must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax on the Fund. Taxable shareholders of the Fund will be subject to income tax on original issue discount, whether or not they elect to receive their distributions in cash.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a mutual fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on a disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Income Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     The Code imposes a nondeductible 4% excise tax on regulated investment companies which do not distribute to shareholders by the end of each calendar year the sum of (i) 98% of the company's net ordinary income realized in the year, (ii) 98% of the company's net capital gain income for the 12-month period ending on October 31 of that year, and (iii) the excess of (A) the sum of the amounts in (i) and (ii) for the prior calendar year plus all amounts from earlier years which are not treated as having been distributed under this provision, over (B) actual distributions for the preceding calendar years. The effect of this excise tax will be to cause each Fund to distribute substantially all of its income during the calendar year in which the income is earned. Shareholders will be taxed on the full amount of the distribution declared by their Fund for each such year, including declared distributions not actually paid until January 31 of the next calendar year.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal and state taxation of the Fund and the income tax consequences to its shareholders.

State and Local Income Tax Considerations

     Each Fund is a series of Thornburg Investment Trust, which is organized as a Massachusetts business trust. Under current Massachusetts law, the Trust is not subject to Massachusetts income taxation during any fiscal year in which the Fund qualifies as a regulated investment company. The income tax treatment of the shareholders in the respective states will depend upon the specific laws applicable in those states, and prospective investors are urged to confer with their own tax advisers concerning their particular situations.

Accounts of Shareholders

     When an investor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account--such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates--the investor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.
Upon written notice to the Transfer Agent, a shareholder may elect to receive monthly distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

     The issuance and delivery of certificates for shares is not required, and shareholders may be relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account, unless the shareholder has elected the Fund's telephone redemption or systematic withdrawal features, which are described in the Prospectus. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account. Shares so held will be redeemed as described in the Prospectus under the caption "How to Redeem Fund Shares".

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

General

         Pursuant to the investment Advisory Agreement, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 ("TMC"), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of, the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Fund's Trustees.

         TMC is investment adviser for Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, which are fund series issued by Thornburg Limited Term Municipal Fund, Inc. TMC also is investment adviser for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg Florida Intermediate Municipal Fund, series of Thornburg Investment Trust which have aggregate net assets of approximately $383,336,000 as of September 30, 1995. TMC is a sub-adviser for Daily Tax-Free Income Fund, Inc., a registered investment company.

     TMC will provide continuous professional investment supervision. In addition to managing each Fund's investments, TMC will administer the Funds' business affairs, provide office facilities and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreements, the Funds will pay to TMC a monthly management fee at the annual rates described in the table set forth below. The Income Fund also will pay applicable sales tax, gross receipts tax or similar impositions thereon. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

                                   Net Assets               Annual Rate
     Government Fund            0 to $1 billion                0.50%
                                $1 billion to $2 billion       0.45%
                                over $2 billion                0.40%

     Income Fund                0 to $500 million              0.625%
                                $500 million to $1 billion     0.575%
                                $1 billion to $1.5 billion     0.525%
                                $1.5 billion to $2 billion     0.475%
                                over $2 billion                0.400%

     In addition to the fees of TMC, each Fund will pay all other costs and expenses of its operations, as described in the Prospectus under the caption "MANAGEMENT OF THE FUND-Expenses". Each Fund also will bear the expenses of registering and qualifying the Fund and the shares for distribution under federal and state securities laws, including legal fees. The management fee will be reduced, or TMC will assume certain Fund expenses, in an amount necessary to prevent each Fund's total expenses (including TMC's fee, but excluding interest, taxes, brokerage and other amounts to the extent permitted by applicable rules) from exceeding applicable State limitations on expenses. Currently, the Trust believes the most restrictive expense ratio limitation is 2% of the first $10 million in assets, 1.5% of the next $20 million, and 1% of assets in excess of $30 million.

     Each Fund may pay up to 1/4 of 1% of its assets to TMC to reimburse it for particular expenditures incurred by it in connection with certain shareholder services and the distribution of the Fund's shares to investors. The terms and conditions relating to these payments are described in detail below under the heading "SERVICE AND DISTRIBUTION PLANS".

     The Investment Advisory Agreement for each Fund has been approved by the Trustees of the Funds, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or TMC. Each Agreement may be extended for successive 12-month periods, provided that the continuation is approved at least annually by the Trustees, and by a majority of the Trustees who are not "interested" within the meaning of the Investment Company Act of 1940 or by a vote of the majority of the Fund's shares then outstanding. The Agreement may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties under the Agreement, TMC will not be liable for any action or failure to act in accordance with its duties thereunder.

         For the three most recent fiscal periods ended September 30, 1993, 1994 and 1995 with respect to each Fund, the amounts paid to TMC by each Fund were as follows:

                                   1993           1994           1995
                                   ----           ----           ----

               Government Fund   $808,403       $977,258       $735,085
               Income Fund          N/A            -0-         $   0

TMC has waived its rights to fees in the foregoing periods as follows:

                                   1993           1994           1995
                                   ----           ----           ----

               Government Fund      -0-            -0-         $ 24,278
               Income Fund        $58,431       $135,344       $163,741

TMC may, (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 1995, the Government Fund reimbursed TMC in the amount of $15,637 for certain accounting expenses incurred by TMC on behalf of that Fund.

     H. Garrett Thornburg, Jr., President and a Trustee of the Fund, is also Director and controlling stockholder of TMC.

SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

         Each of the Funds have adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and Class C shares of each Fund. The Plan permits each Fund to pay to TMC (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse TMC for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. TMC may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation , to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and delivery of shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to TMC in later years.

         The Funds paid to TMC the amounts shown in the table below under the Service Plan for the fiscal year ended September 30, 1995. All amounts received by TMC under the Plan were paid principally as compensation to securities dealers and other persons selling the Funds' shares for administration and shareholder services referred to in the preceding paragraph.

                                   Class A        Class C
                                   -------        -------
               Government Fund     $345,423       $  3,739

               Income Fund         $ 52,571       $  1,092




Class C Distribution Plan

         Each Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Class C Distribution Plan"). The Class C Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

         The purpose of the Class C Distribution Plan is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Class C Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because the Class C Distribution Plan is a compensation type plan, TSC can earn a profit on any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

         The Funds paid to TSC $7,479 (Government Fund) and $2,184 (Income
Fund) under the Class C Distribution Plan for the fiscal year ended September 30, 1995. Amounts received by TSC under the Class C Distribution Plan were paid principally as compensation to securities dealers and other persons selling the Funds' shares.

         The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares, but the Funds do not believe that this prohibition will apply to the arrangements described in the Plans. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the Funds' ability to market their shares could be impaired to a small extent. The Funds do not foresee that they will give preference to banks or other depository institutions which receive payments from TMC or TSC when selecting investments for the Funds.

         Each Plan continues in effect for periods of 12 months each unless terminated pursuant to its terms and may be continued from year to year thereafter, provided that the continuance is approved at lease annually by a vote of a majority of the Trustees, including a majority of the independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. Each Plan also may be terminated at any time, without penalty, if a majority of the independent Trustees or shareholders of a Fund class vote to terminate the Plan for that class. So long as a Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of a Fund shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may not be amended to increase materially the amount of a Fund's payments thereunder without approval of the shareholders of the affected classes. Under each Plan, the other party, or the Funds, by a vote of a majority of the independent Trustees or of the holders of a majority of the outstanding shares, may terminate the provisions retaining the services of the other party under the Plan, without penalty. The Trustees have the authority to approve continuance of the Plan without similarly approving a continuance of the provisions retaining TMC or TSC thereunder.

         To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it will remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it will terminate automatically in the event of an "assignment." Upon termination, no further payments may be made under the agreement except for amounts previously accrued by unpaid. The Funds may continue to make payments pursuant to the Plan of the amounts authorized to be paid, which may or may not be to TMC or TSC, as the case may be, or the adoption of other similar arrangements, in each case by the Funds' Trustees, including a majority of the independent Trustees by vote cast in person at a meeting called for that purpose.

     Information regarding the services rendered under the Plans and the amounts paid therefor is provided to, and reviewed by, the Trustees on a quarterly basis. In their quarterly review, the Trustees consider the continued appropriateness of the Plans and the level of compensation provided therein.

PORTFOLIO TRANSACTIONS

         TMC, in effecting purchases and sales of portfolio securities for the account of the Funds, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information including credit analyses of issuers and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected
significantly to reduce TMC's expenses.   In selecting among the firms
believed to meet the criteria for handling a particular transaction, TMC also may give consideration to those firms which have sold or are selling shares of the Funds. While TMC will be primarily responsible for the placement of the Funds' business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Funds.

         TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Funds' Trustees will review simultaneous transactions.


         The Funds' portfolio turnover rates for the two most recent fiscal years are as follows:
                                   1994           1995
                                   ----           ----

               Government Fund     78.62%         28.31%

               Income Fund         83.96%         43.12%

    MANAGEMENT AND HOLDERS OF SECURITIES

     The management of the Funds, including general supervision of the duties performed by TMC under the Investment Advisory Agreements, is the responsibility of the Trustees of the Trust. There are four Trustees, one of whom is an "interested person". The names of the Trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth below, with the Trustee who is an "interested person" of the Fund indicated by an asterisk:


   * H. GARRETT THORNBURG, JR., 49, Trustee, President: Director, Chairman (since January of 1987) and Treasurer of Thornburg Limited Term Municipal Fund, Inc. (a mutual fund investing in certain municipal securities) since its inception in 1984; Chairman and Director of Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; President and Director of TMC since its formation in 1982.

     DAVID A. ATER, 49, Trustee: Principal in Ater & Ater Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate) since 1990; owner, developer and broker for various real estate projects; Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since 1994.

     J. BURCHENAL AULT, 69, Trustee: Independent Fund Raising Counsel, May 1986 to Present; Trustee, Woodrow Wilson International Center for Scholars; Provost, St. John's College, Santa Fe, New Mexico, from 1986 through May 1991; Director of Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Director of Farrar, Strauss & Giroux, (publishers) since 1968.

     FORREST S. SMITH, 64, Trustee: Attorney in private practice, Santa Fe, New Mexico; shareholder, Catron, Catron & Sawtell (law firm), Santa Fe, New Mexico, 1988 to present.

     BRIAN J. MCMAHON, 40, Vice President, Assistant Secretary: President (since January 1987), Thornburg Limited Term Municipal Fund, Inc., and Vice President since its formation in 1984; Managing Director of TMC since December 1985 and a Vice President since April 1984.

     STEVEN J. BOHLIN, 36, Vice President and Treasurer: Vice President of Thornburg Limited Term Municipal Fund, Inc. since November 1988 and Assistant Vice President from 1985 to November 1988; Managing Director of TMC since December 1990 and a Vice President since December 1988.

     DAWN B. SHAPLAND, 48, Secretary and Assistant Treasurer: Secretary, Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Vice President, Daily Tax Free Income Fund, Inc. since 1989. Managing Director of TMC since 1985 and a Vice President since January 1984.

     WILLIAM FRIES, 56, Vice President: Managing Director of TMC since May 1995 and Vice President of Thornburg Investment Trust since June 1995; Vice President of USAA Investment Management Company from 1982 to 1995.

     JOHN ARIOLA, 26, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Accountant, Thornburg Investment Trust and Thornburg Limited Term Municipal Fund, Inc. since June 1991; Associate of TMC since 1992; Staff Auditor, Inventory Auditors, Albuquerque, New Mexico, June 1987 to June 1991.

     SUSAN ROSSI, 34, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since June 1990.

     GEORGE STRICKLAND, 32, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since July 1991; Investor Representative, Calvert Group, Washington, D.C., 1989 to 1991.

     JONATHAN ULLRICH, 26, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since September 1991; Student, Brown University, 1987 to 1991.

     CHRISTINE E. THOMPSON, 29, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal fund, Inc. since June 1993; Associate of TMC since June 1992; Office Manager Town and Country Janitorial Services, Inc., Greenland, N.H., September 1991 to February 1992; Salesperson and later Department Manager, The Harvard Cooperative society, Cambridge, Massachusetts, May 1990 to September 1991.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director and the President of TSC, Executive Vice President of Daily Tax-Free Income Fund, Inc., and a Chairman and Treasurer of Thornburg Limited Term Municipal Fund, Inc.

     The officers and Trustees affiliated with TMC serve without any compensation from the Funds. The Trust pays each Trustee who is not an employee of TMC or an affiliated company a fee for each meeting of the Trustees attended by the Trustee, pays an annual stipend to Trustees who serve on the Trust's audit committee, and reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with attending such meetings.

     The officers and Trustees affiliated with TMC will serve without any compensation from the Funds. The Trust pays each Trustee who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a fee of $500 for each meeting of the Trustees attended by the Trustee, pays an annual stipend of $1,000 to each Trustee who serves on the Trust's audit committee, and reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with attending such meetings.

         As of November 1, 1995, the Government Fund had 11,706,260 shares outstanding, and the Income Fund had 2,010,655 shares outstanding.

     As of November 1, 1995, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Funds:


Name                               Fund              No. of Shares  % of Fund
------------------                 ---------------   -------------  ---------
None                               Government Fund

Thornburg Management Company, Inc. Income Fund        115,635        5.75%
Profit Sharing Plan
119 East Marcy Street
Santa Fe, New Mexico  87501

     As of the same date, officers and trustees of the Trust as a group, together with family members, owned themselves or through affiliated persons 209,703 shares of the Income Fund, representing 10.43% of the Fund's issued and outstanding shares on that date.

     As of November 1, 1995, officers and Trustees of the Trust as a group (together with family members) owned themselves or through affiliated persons less than 1% of the outstanding shares of the Government Fund.

PURCHASE OF FUND SHARES

Discussion of Reduced Sales Charges - Class A Shares:

     Procedures for purchases of Fund shares by investors, the pricing of Fund shares for sale to investors, and the schedule of sale to the public are described in the Prospectus under the caption "HOW TO PURCHASE FUND SHARES".

     The Prospectus states that certain classes of investors, specified below, may purchase Class A shares of the Funds at variations to the Public Scale. The Trust may change or eliminate these variations at any time.

     (1) Existing shareholders of a Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Shareholders of a Fund who have redeemed all or any portion of their investment in Class A shares of the Fund may purchase Class A shares with no sales charge up to the maximum dollar amount of their shares redeemed within 24 months of the redemption date, provided that the shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that such a purchase would qualify for this variation to the Public Scale. Investors also may purchase Class A shares of a Fund at no charge in accordance with the preceding sentence, if they redeemed Class B shares of the same Fund, paid the contingent deferred sales charge applicable to the redeemed shares, and reinvest some or all of the proceeds within 24 months. Similar notifications must be made in writing by the dealer, the broker, or the shareholder when the order is placed by mail. The sales charge will not be eliminated if notification is not furnished at the time of the order or a review of TSC's or the Transfer Agent's records fails to confirm the investor's represented previous holdings.

     (3) Persons may purchase Class A shares of a Fund at no sales charge if they redeem Class A shares of the Fund or any other series of Thornburg Investment Trust, or of any series of Thornburg Limited Term Municipal Fund, Inc. and reinvest some or all of the proceeds within 24 months. The shareholder's dealer or the shareholder must notify the Transfer Agent or TSC at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special classes of shareholders in subsections (2) and (3) above were created as a convenience for those shareholders who invest in a Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in a Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in a Fund are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (4) Officers, Trustees, directors and employees of the Trust, TMC, TSC, the Custodian and Transfer Agent, and counsel to the Trust, while in such capacities, and members of their families, may purchase shares of a Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Trust's view that their familiarity with and loyalty to the Fund will require less selling effort by the Fund, such as a solicitation and detailed explanation of the conceptual structure of the Fund, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Fund's view that the same economies exist for sales of shares to family members.

     (5) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for a Fund placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders from shares of the Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, may purchase shares of the Fund for themselves with no sales charge, provided that (i) the order must be through an NASD member firm who has entered into a Selected Dealer Agreement with TSC to distribute shares of the Fund, and (ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's, the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Funds' shares, these individuals tend to be much more aware of the Fund than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (6) Bank trust departments, companies with trust powers, and investment advisers who receive compensation on a fee basis may purchase shares of the Fund at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time an order qualifying for this reduced charge is placed, that such a purchase would qualify for this variation to the Public Scale.

     (7) Purchases of Class A shares of any Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Fund and such purchases are made by (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     (8) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A redemption fee will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a redemption fee is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these fees will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     (9) Certain employee benefit plans and insurance company separate accounts used to fund annuity contracts may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these plans.

     (10) Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these purchasers.

     These organizations may charge fees to clients for whose accounts they purchase Shares of a Fund. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's record must confirm that the investor's representation is correct.

     (11) State and local governments, commercial banks, thrift institutions, savings banks, and other related financial institutions may purchase shares as follows:
                                                           Agency Commission
                                                    or Concession to Dealers
               Total Sales Charge
                     % of                       % of               % of
                offering price          net amount invested   offering price
               ------------------       -------------------   --------------
Size of Purchase
----------------
$2,500 or more       .50%                       .50%              .50%

     Where the reduced sales charge applies, notification is required and the Transfer Agent's record must confirm that the investor's representation is correct.

     The investment decisions of the persons and organizations described in the foregoing paragraphs tend to be made by informed advisers. Typically, these organizations are better able than the general public to evaluate quickly the appropriateness of a Fund's investment objectives and performance in light of their goals. In certain cases, these organizations may approach the Fund directly with no solicitation after reading performance data in trade publications. Consequently, costs of marketing to these persons and organizations likely will be minimal.

     (12) In any case where the Fund acquires substantially all of the assets of a registered investment company in exchange for the Fund's shares, no sales charge will be imposed. Such exchanges are preceded by the distribution of materials to the shareholders at the acquired company, which explain the transaction. The preparation and dissemination of these materials and other information relating to such a transaction commonly are paid for by TMC rather than the Fund or TSC.

     (13) Such persons as are determined by the Trustees to have acquired shares under special circumstances, not involving any sales expense to a Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (14) Shares of a Fund may be sold at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to or permits group solicitation of its employees, members or participants. Information on these arrangements is available from TSC.

REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "HOW TO REDEEM FUND SHARES". Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of the Fund.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Fund, Thornburg Securities Corporation acts as the distributor of Fund shares. The Fund bears the expenses of registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities. In addition, the Fund will make payments to TMC and to TSC for certain shareholder services and distribution of the Funds' shares, including amounts paid to dealers for services and incentive compensation. See the discussion under the heading "SERVICE AND DISTRIBUTION PLANS". Terms of continuation, termination and assignment under the Distribution Agreement are similar to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires 30 days' notice.

     H. Garrett Thornburg, Jr., President, and a Trustee of the Funds, is also Director and controlling stockholder of TSC.

INDEPENDENT AUDITORS

     McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, has been selected as the independent auditor of the Funds for the fiscal year ended September 30, 1995. Shareholders will receive semiannual unaudited financial statements and annual financial statements audited by the independent auditor. The Funds' most recent Annual Reports may be obtained at no charge by writing or calling Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, (800) 847-0200.

FINANCIAL STATEMENTS

         The Funds' Statements of Assets and Liabilities including the Schedule of Investments, as of September 30, 1995, Statements of Operations and Statements of Changes in Net Assets for the two years in the period ended September 30, 1995, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Report dated October 27, 1995 are incorporated herein by reference from the Funds' Annual Reports to Shareholders.


                        THORNBURG INVESTMENT TRUST

                    STATEMENT OF ADDITIONAL INFORMATION
                                    for
                  THORNBURG INTERMEDIATE MUNICIPAL FUNDS
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico  87501

     Thornburg Intermediate Municipal Funds (the "Funds") are series of Thornburg Investment Trust (the "Trust"), each with a separate investment portfolio and each having one or more classes of shares:

Thornburg Alabama Intermediate Municipal Fund ("Intermediate Alabama Fund") Thornburg Arizona Intermediate Municipal Fund ("Intermediate Arizona Fund") Thornburg Florida Intermediate Municipal Fund ("Intermediate Florida Fund") Thornburg Intermediate Municipal Fund ("Intermediate National Fund") Thornburg New Mexico Intermediate Municipal Fund
   ("Intermediate New Mexico Fund")
Thornburg Pennsylvania Intermediate Municipal Fund
   ("Intermediate Pennsylvania Fund")
Thornburg Tennessee Intermediate Municipal Fund
   ("Intermediate Tennessee Fund")
Thornburg Texas Intermediate Municipal Fund ("Intermediate Texas Fund") Thornburg Utah Intermediate Municipal Fund ("Intermediate Utah Fund")

The Funds' investment adviser is Thornburg Management Company, Inc. ("TMC").

     This Statement of Additional Information relates to the investments proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of shares in the Funds.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus dated February 1, 1996. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation ("TSC"), at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.


     The Trust's name was "Thornburg Income Trust" until October 1, 1995.

         The date of this Statement of Additional Information is February 1,
1996.

                             TABLE OF CONTENTS
                                                                         Page


INVESTMENT OBJECTIVES AND POLICIES. . . . . . . . . . . . . . . . . . . .   1
     Municipal Obligations. . . . . . . . . . . . . . . . . . . . . . . .   3
     Ratings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Municipal Notes. . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     Tax-Exempt Demand Bonds. . . . . . . . . . . . . . . . . . . . . . .   7
     Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     Temporary Investments. . . . . . . . . . . . . . . . . . . . . . . .   8
     Repurchase Agreements. . . . . . . . . . . . . . . . . . . . . . . .   8
     U.S. Government Obligations. . . . . . . . . . . . . . . . . . . . .   9

INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .   9

YIELD AND RETURN COMPUTATION:
     Performance and Portfolio Information. . . . . . . . . . . . . . . .  12
     Computation of Yield and Return - In General . . . . . . . . . . . .  12
     Additional Portfolio and Performance Information . . . . . . . . . .  13

REPRESENTATIVE PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . .  14
     Thornburg Intermediate Municipal Fund
     (Classes A and C). . . . . . . . . . . . . . . . . . . . . . . . . .  14
     Standardized Method of Computing Yield . . . . . . . . . . . . . . .  14
     Non-standardized Method of Computing Yield . . . . . . . . . . . . .  14
     Taxable Equivalent Yield . . . . . . . . . . . . . . . . . . . . . .  14
     Average Annual Total Return. . . . . . . . . . . . . . . . . . . . .  15
     Thornburg New Mexico Intermediate Municipal Fund
     (Classes A and C). . . . . . . . . . . . . . . . . . . . . . . . . .  15
     Standardized Method of Computing Yield . . . . . . . . . . . . . . .  15
     Non-standardized Method of Computing Yield . . . . . . . . . . . . .  15
     Taxable Equivalent Yield . . . . . . . . . . . . . . . . . . . . . .  16
     Average Annual Total Return. . . . . . . . . . . . . . . . . . . . .  16
     Thornburg Florida Intermediate Municipal Fund
     (Classes A and C). . . . . . . . . . . . . . . . . . . . . . . . . .  17
     Standardized Method of Computing Yield . . . . . . . . . . . . . . .  17
     Non-standardized Method of Computing Yield . . . . . . . . . . . . .  17
     Taxable Equivalent Yield . . . . . . . . . . . . . . . . . . . . . .  17
     Average Annual Total Return. . . . . . . . . . . . . . . . . . . . .  18

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . .  19
     Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
     Federal Income Tax Matters . . . . . . . . . . . . . . . . . . . . .  19
     State and Local Tax Aspects. . . . . . . . . . . . . . . . . . . . .  22
     Accounts of Shareholders . . . . . . . . . . . . . . . . . . . . . .  23

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT. . . . . . . . . . .  23

SERVICE AND DISTRIBUTION PLANS. . . . . . . . . . . . . . . . . . . . . .  26
     Service Plans - Both Classes . . . . . . . . . . . . . . . . . . . .  26
     Class C Distribution Plan. . . . . . . . . . . . . . . . . . . . . .  26

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  28

MANAGEMENT AND HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . .  29

HOW TO PURCHASE FUND SHARES . . . . . . . . . . . . . . . . . . . . . . .  32

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .  36

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36

INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . . . . . . . . . . . .  36

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .  37



                    INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of each of the Funds is to provide for its shareholders as high a level of current income exempt from Federal income tax as is consistent, in the view of the Funds' investment adviser, TMC, with preservation of capital. The Alabama, Arizona, New Mexico, Pennsylvania and Tennessee Funds also seek to provide as high a level of current income exempt from state individual income taxes as is consistent, in the view of TMC, with preservation of capital. The Florida and Pennsylvania Funds seek exemption from those states' imposition of taxes on intangible personal property. A secondary investment objective of the Funds is reducing fluctuations in net asset value per share relative to long-term municipal bond portfolios, by maintaining a portfolio with a dollar-weighted average maturity that will normally not exceed three to ten years. There is a risk in all investments, however, and there can be no assurance that the Funds' objectives will be achieved. The objective of preservation of capital may preclude the Funds from obtaining the highest available yields. The National, New Mexico and Texas Funds were organized on June 4, 1991. The Arizona Fund was organized on January 24, 1994. The other Funds were organized on October 4, 1993.

     The New Mexico Fund commenced investment operations on June 21, 1991, and the National Fund commenced investment operations on July 23, 1991. The Florida Fund commenced investment operations on February 1, 1994.

     The dollar-weighted average effective maturity of the Funds' portfolios normally will not exceed three to ten years. Price changes in the Funds' shares therefore can be expected to be more moderate than the per share fluctuations of portfolios with longer-term bonds.

     The Intermediate National Fund will seek to achieve its objectives by investing in a diversified portfolio of obligations issued by state and local governments. Each single state Fund will acquire Municipal Obligations issued principally by the state having the same name as the Fund, and the political subdivisions and the agencies thereof. Any Fund may invest in obligations of United States possessions and territories or their agencies and instrumentalities. Each single state Fund may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than certain United States Government securities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer. See the discussion under the caption "Investment Limitations."

     Each Fund's assets will normally consist of (1) Municipal Obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB of Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) Municipal Obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades by Moody's S&P or Fitch, or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page 9. to the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Funds are invested in temporary investments for defensive purposes, each Fund will, under normal conditions, invest 100% of its net assets in Municipal Obligations and normally will not invest less than 80% of its net assets in Municipal Obligations. This 80% policy is a fundamental investment policy of the Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions, each single state Fund will attempt to invest 100%, and as a matter of fundamental policy, will invest at least 65% of its net assets in Municipal Obligations which originate in the state having the same name as the Fund.

     The ability of the Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal Obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, TMC will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds. TMC subjects each issue under consideration for investment to the same or similar credit analysis that TMC applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. The Funds' investment adviser, TMC, reviews data respecting the issuers of the Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     The Funds have reserved the right to invest up to 20% of each Fund's net assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page 8. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make temporary investments in taxable investments.

     No Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Fund unless approved by a majority of the outstanding shares of the Fund.

     The Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed by the Trustees without shareholder approval.

Municipal Obligations

     Municipal Obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal Obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "Municipal Obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Funds may invest in a variety of types of Municipal Obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are Municipal Obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such Letters of Credit, guarantees or insurance will be considered in determining whether a Municipal Obligation meets a Fund's investment criteria. See the Prospectus under the caption "Investment Objectives and Policies - Municipal Obligations." The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a Municipal Obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the Municipal Obligation in such unit, or an equal aggregate principal amount of another Municipal Obligation of the same issuer, issue and maturity as such Municipal Obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a Municipal Obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by TMC to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by TMC under the supervision of the Trustees.

     A Fund also may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment.
The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     TMC will evaluate the liquidity of each Municipal Lease upon its acquisition and periodically while it is held based upon factors established by the Trustees, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated Municipal Lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is unrated, if TMC determines that the Municipal Lease is readily marketable because it is backed by such letter of credit or insurance policy.

     The Funds will seek to reduce further the special risks associated with investment in Municipal Leases by investing in Municipal Leases only where, in TMC's opinion, certain factors established by the Trustees have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date,
(iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated,
(iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the Municipal Lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal Leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee.
Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     A Fund will not invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) Municipal Leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by TMC to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days, (3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and
(4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated Municipal Lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of Municipal Obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest.
Whereas BBB rated Municipal Obligations they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
 Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments

     Each Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Distributions and Tax Matters." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P;
(iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See "Repurchase Agreements." In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Any Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. A Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Funds' investment adviser will monitor the value of the collateral at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, the investment adviser will demand additional collateral from the seller to increase the value of the collateral to at least that of the repurchase price.

U.S. Government Obligations

     The Funds' temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

                          INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment policies which may not be changed unless approved by a majority of the outstanding shares of each Fund or "series" of shares that would be affected by such change. Under the Investment Company Act of 1940 (the "Act"), a "vote of the majority of the outstanding voting securities" of a particular series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such series or (2) 67% or more of the shares of such series present at a shareholders' meeting if more than 50% of the outstanding shares of such series are represented at the meeting in person or by proxy.

     A Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus under the caption "Investment Objective and Policies";

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any single state Fund may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as either Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus under the captions "Investment Objectives and Policies -- Municipal Obligations";

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and
(ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund are restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by either Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of a Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by that Fund itself if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of TMC, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     (19) For the purpose of applying the limitations set forth in paragraphs
(2) and above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus under the caption "Investment Objective and Policies -- Municipal Obligations" shall not be deemed an "issuer" of a security or a "guarantor" pursuant to such agreement.

     With respect to temporary investments, in addition to the foregoing limitations neither Fund will enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Funds have the right to pledge, mortgage or hypothecate their assets in order to comply with certain state statutes on investment restrictions, the Funds will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), pledge, mortgage or hypothecate their portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Funds acquire disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, they will dispose of such assets as promptly as possible.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holder of the outstanding voting securities of series investment companies such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a such a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series deemed not to be affected. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors and trustees from the separate voting requirements of the Rule.

                      YIELD AND RETURN COMPUTATION:
                   Performance and Portfolio Information

Computation of Yield and Return - In General

     The return or yield of any Fund (or class of any Fund) of the Trust may, from time to time, be quoted in reports, sales literature and advertisements published by a Fund, the Funds' principal underwriter, or investment dealers offering shares issued by the Trust. Any such quotation must include a standardized calculation which computes yield for a 30-day or one month period by dividing a portfolio's net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation may include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. Provided that any such quotation also is accompanied by the standardized calculation referred to above, any Fund of the Trust also may quote non-standardized performance data of its classes for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation net investment income will include accrued interest income plus or minus any amortized purchases discount or premium less accrued expenses. The primary differences between the yield calculations obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value. Amortization of premium based upon historical cost is required by the Internal Revenue Service for tax reporting purposes; (3) The non-standardized calculation may reflect the average offering price per share for the period of the beginning offering price per share for the period, whereas the standardized calculation will always reflect the maximum offering price per share on the last day of the period; (4) the non-standardized calculation may reflect an offering price per share other than the maximum offering price; provided that any time any Fund's performance is quoted in reports, sales literature or advertisements using a public offering price, the performance computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized performance quotation may include the effective return obtained by compounding the monthly dividends.

     Any performance computation also must include average annual total return quotations for the 1, 5 and 10 year periods ended on the date of the most recent balance sheet included in the registration statement, computed by finding the average annual compounded rates of return over such periods which would equate the initial amount invested at the maximum public offering price to the ending redeemable value. To the extent that a Fund or a class has been in operation less than 1, 5 and 10 years, the time period during which the Fund or the class has been in operation will be substituted for any 1, 5 or 10 year period for which a total return quotation is not obtainable.

     Yield or total return quotations described in this section also may be quoted on a "taxable equivalent yield" basis, provided that the following information is furnished: (1) a standardized taxable equivalent yield based on a 30-day or one month period ended on the date of the most recent balance sheet included in the registration statement; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed.

Additional Portfolio and Performance Information

     Any of the Funds also may illustrate performance or the characteristics of its investment portfolio or classes of the Fund through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

                  REPRESENTATIVE PERFORMANCE INFORMATION

Thornburg Intermediate Municipal Fund (Classes A and C)

     THE FOLLOWING DATA FOR INTERMEDIATE MUNICIPAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         Standardized Method of Computing Yield. The yields of the Intermediate National Fund Class A and Class C shares for the one month period ended September 30, 1995, computed in accordance with the standardized calculation described above, were 4.72% and 4.23% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Non-standardized Method of Computing Yield. The Intermediate National Fund's nonstandardized yields, for Class A and Class C shares computed in accordance with its non-standardized method for the 7-day period ended September 30, 1995, were 5.01% and 4.54% for Class A shares and Class C shares, respectively. This nonstandardized method differs from the standardized method of computing yield in that the nonstandardized yield is computed for the 7-day period rather than a 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. This method of computing performance does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate National Fund's taxable equivalent yields for Class A and Class C shares, computed in accordance with the methods described above using a maximum federal tax rate of 39.6%, were as shown below for the indicated periods ending September 30, 1995:

                                                                     Taxable
                                                                   Equivalent
                                                 Yield                Yield
                                                 -----             ----------
     Standardized Method
          30 days ended 09/30/95
               Class A                           4.72%                7.81%
               Class C                           4.23%                7.00%

     Non-standardized Method
          7 days ended 09/30/95
               Class A                           5.01%                8.29%
               Class C                           4.54%                7.52%
          30 days ended 09/30/95
               Class A                           5.01%                8.29%
               Class C                           4.54%                7.52%

The nonstandardized method of computation differs from the standardized method in that the nonstandardized yield for the 7-day period is computed on a basis of seven days rather than the standard 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. The standardized and nonstandardized methods of computing yield and taxable equivalent yield do not take into account changes in net asset value.

     Average Annual Total Return. The Intermediate National Fund's Class A and Class C total return figures are set forth below for the period shown ending September 30, 1995. Class A shares were first offered on July 23, 1991, and Class C shares were first offered on September 1, 1994. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. The data for Class C shares relate to Class C shares sold before October 2, 1995. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge of .60% if redeemed within one year of purchase. These data also assume reinvestment of all dividends at net asset value.

               1 Year    5 Years   10 Years  Since Inception
               ------    -------   --------  ---------------
Class A         5.34%      N/A       N/A          7.16%
Class C         8.60%      N/A       N/A          6.96%

Thornburg New Mexico Intermediate Municipal Fund (Classes A and C)

     THE FOLLOWING DATA FOR INTERMEDIATE NEW MEXICO FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         Standardized Method of Computing Yield. The yields of the Intermediate New Mexico Fund Class A and Class C shares for the one month period ended September 30, 1995, computed in accordance with the standardized calculation described above, were 4.18% and 3.88% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Non-standardized Method of Computing Yield. The Intermediate New Mexico Fund's nonstandardized yields, computed in accordance with a non-standardized method, for the 7-day period ended September 30, 1995, were 4.61% and 4.13% for Class A shares and Class C shares, respectively. This nonstandardized method differs from the standardized method of computing yield in that the nonstandardized yield is computed for the 7-day period rather than a 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. This method of computing performance does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate New Mexico Fund's taxable equivalent yields for Class A shares and Class C shares, computed in accordance with the methods described above using a maximum federal tax rate of 39.6% and a maximum New Mexico tax rate of 8.5%, were as shown below for the indicated periods ending on September 30, 1995:

                                                                     Taxable
                                                                  Equivalent
                                                  Yield              Yield
                                                  -----           ----------
     Standardized Method
          30 days ended 09/30/95
               Class A                            4.18%               7.57%
               Class C                            3.88%               7.02%

     Non-standardized Method
          7 days ended 09/30/95
               Class A                            4.61%               8.35%
               Class C                            4.13%               7.48%

          30 days ended 03/31/95
               Class A                           4.62%                8.36%
               Class C                           4.13%                7.48%

The nonstandardized method of computation differs from the standardized method in that the nonstandardized yield for the 7-day period is computed on a basis of seven days rather than the standard 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. The standardized and nonstandardized methods of computing yield and taxable equivalent yield do not take into account changes in net asset value.

     Average Annual Total Return. The Intermediate New Mexico Fund's Class A and Class C total return figures are set forth below for the periods shown ending September 30, 1995. Class A shares were first offered on June 21, 1991, and Class C shares were first offered on September 1, 1994. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. The data for Class C shares relate to Class C shares sold before October 2, 1995. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge if redeemed within one year of purchase. These data also assume reinvestment of all dividends at net asset value.

                    1 Year         5 Years   10 Years  Since Inception

Class A              4.31%           N/A       N/A         6.50%
Class C              7.48            N/A       N/A         6.02%


Thornburg Florida Intermediate Municipal Fund (Classes A and C)

     THE FOLLOWING DATA FOR INTERMEDIATE FLORIDA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         Standardized Method of Computing Yield. The yields of the Intermediate Florida Fund Class A and Class C shares for the one month period ended September 30, 1995, computed in accordance with the standardized calculation described above, were 5.02% and 4.64% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Non-standardized Method of Computing Yield. The Intermediate Florida Fund's nonstandardized yields, computed in accordance with a non-standardized method for the 7-day period ending September 30, 1995, were 5.10% and 4.64% for Class A shares and Class C shares, respectively. The nonstandardized method differs from the standardized method of computing yield in that the nonstandardized yield is computed for the 7-day period rather than a 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. This method of computing performance does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate Florida Fund's taxable equivalent yields for Class A shares and Class C shares, computed in accordance with the methods described above using a maximum federal tax rate of 39.6%, were as shown below for the indicated periods ending on September 30, 1995:
                                                           Taxable
                                                         Equivalent
                                                  Yield     Yield
                                                  -----  -----------
     Standardized Method
          30 days ended 09/30/95
               Class A                            5.02%      8.52%
               Class C                            4.64%      7.87%

     Non-standardized Method
          7 days ended 09/30/95
               Class A                           5.10%       8.65%
               Class C                           4.64%       7.87%
          30 days ended 09/30/95
               Class A                           5.12%       8.68%
               Class C                           4.65%       7.89%

The nonstandardized method of computation differs from the standardized method in that the nonstandardized yield for the 7-day period is computed on a basis of seven days rather than the standard 30-day or one month period, the nonstandardized yield reflects amortization of premium based upon historical cost rather than market value, and the nonstandardized yield is computed by compounding dividends monthly rather than semiannually. The standardized and nonstandardized methods of computing yield and taxable equivalent yield do not take into account changes in net asset value.

     Average Annual Total Return. The Intermediate Florida Fund's Class A and Class C total return figures are set forth below for the periods shown ending September 30, 1995. Class A shares were first offered on February 1, 1994, and Class C shares were first offered on September 1, 1994. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. The data for Class C shares relate to Class C shares sold before October 2, 1995. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge if redeemed within one year of purchase. These data also assume reinvestment of all dividends at net asset value.




                    1 Year         5 Years        10 Years  Since Inception
                    ------         -------        --------  ---------------
Class A             4.44%            N/A             N/A        2.05
Class C             7.74             N/A             N/A        6.05%

     Any quoted yield or return should not be considered a representation of the yield or return in the future because neither the yield nor the return are fixed. Actual performance will depend not only on the type, quality and maturities of the investments held by the Funds and changes in interest rates on those investments, but also on changes in a Fund's expenses during the period. In addition, any change in a Fund's net asset value will affect its yield and return.

                          DISTRIBUTIONS AND TAXES

Distributions

     All of the net income of the Funds is declared daily as a dividend on shares for which they have received payment. Net income of a Fund consists of all interest income accrued on portfolio assets less all expenses of that Fund. Expenses of the Funds are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Funds at the net asset value per share at the close of business on the dividend payment date or, at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of the Fund at the net asset value per share at the close of business on the distribution date, or, at the shareholder's option, paid in cash. See "Accounts of Shareholders."

Federal Income Tax Matters

     Each of the National, New Mexico and Florida Funds is qualified and intends to continue its qualification under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. The other Funds intend to qualify for treatment under Subchapter M. This tax treatment relieves the Funds from paying federal income tax on income which is currently distributed to its shareholders. Each of the Funds also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Funds, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may be applicable.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares is not deductible. Under rules issued by the Department of the Treasury for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Investors with questions regarding this issue should consult with their own tax advisers.

     Shares of the Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds (including any Municipal Lease that may be deemed to constitute an industrial development bond) or persons related to such "substantial users." Such persons should consult their own tax advisers before investing in Fund shares.

     Distributions by the Funds of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), amounts attributable to market discount on bonds and net short-term capital gains realized by the Funds, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     Any net long-term capital gains realized by the Funds, whether distributed in cash or reinvested in additional shares, must be treated as long-term capital gains by shareholders regardless of the length of time investors have held their shares. If a Fund should have net undistributed capital gains in any year, the Fund would pay the tax on such gains and each shareholder would be deemed, for federal tax purposes, to have paid his or her pro rata share of such tax.

     If in any year either Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, (i) that Fund would incur a regular corporate federal income tax upon its net interest income, other than interest income from Municipal Obligations, for that year, and (ii) distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of that Fund's current or accumulated earnings or profits. That Fund would fail to qualify under Subchapter M if, among other requirements, in any year (i) 30% or more of its gross income were derived from the sale or other disposition of securities held for less than three months, (ii) less than 90% of the Fund's gross income were derived from specified income sources such as dividends, interest and gains from the disposition of stock or securities or (iii) the Fund fails to satisfy the diversification of investments requirement of the Code and fails to timely cure such failure. Furthermore, a Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of that Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year a Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Funds intend to distribute all of their net income currently, a Fund could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     If a Fund has both tax-exempt and taxable interest, it will use the "actual earned method" for determining the designated percentage that is taxable income and designate the use of that method within 45 days after the end of the Fund's taxable year. Under this method, the ratio of taxable income earned during the period for which a distribution was made to total income earned during the period determines the percentage of the distribution designated taxable. The percentages of income, if any, designated as taxable will under this method vary from distribution to distribution.

     The Tax Reform Act of 1986 imposed a nondeductible excise tax on regulated investment companies if they fail to satisfy certain minimum distribution requirements. This excise tax should not have a material adverse effect on Fund operations, because each Fund intends to distribute all of its net income each year.

     Although the Funds currently include nine investment portfolios and three series of shares outstanding at the date of this Statement of Additional Information, the Funds' Trustees are authorized to divide the shares into other separate series, and to establish additional portfolios pertaining thereto. Each additional series of shares would relate to a separate investment portfolio that would be different from the portfolios covered by this Statement of Additional Information. The Trust expects that it may create other separate state or regional portfolios with investments concentrated in a particular state or region. The additional separate portfolios may be attractive for investors seeking to concentrate their investments and to minimize their liability for state income taxes on interest income earned by the respective portfolios or for minimizing taxes on intangibles, depending upon the particular states. Separate series of the Trust will be treated under the Code as separate corporations except with respect to the definitional requirements under Section 851 (a) of the Code. The legislative history of the Tax Reform Act of 1986, which amended the Code, indicates that the term "fund" means a segregated portfolio of assets, the beneficial interest of which is owned by the holders of a class or series of stock of the regulated investment company that is preferred over all other classes or series in respect of such portfolio of assets. The capital gains and losses of each series will belong solely to the holders of the shares of that series and will not be aggregated with the capital gains and losses of other series.

     As is the case with other types of income, including other tax-exempt interest income, Exempt Interest Dividends received by a shareholder will be included in his or her "modified adjusted gross income" for the year if he or she received Social Security benefits during the year. Under current law, if a person's modified adjusted gross income exceeds $44,000 for the year ($34,000 for a single individual, zero for a married individual not filing a joint income tax return and not living apart from his or her spouse at all times during the year), a portion of that person's Social Security benefits may be subject to federal income taxation.

     The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code issued after August 7, 1986 (in certain cases, after September 1, 1986) as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase private activity bonds which are subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of those purchases are uncertain. Some portion of Exempt Interest Dividends may, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of that treatment.

     For taxable years beginning after 1989, the Code provides that the use of adjusted net book income will be replaced by the use of adjusted current earnings in computing corporate taxes. The adjusted current earnings of a corporation will include Exempt Interest Dividends in calculating the alternative minimum tax on corporations to the extent that such Dividends are not otherwise treated as a preference item for the reasons discussed above. An environmental tax is imposed on the excess of a corporation's modified alternative minimum taxable income (minimum taxable base, discussed above, with certain modifications) over $2 million. Modified alternative minimum taxable income includes Exempt Interest Dividends. The environmental tax applies with respect to years beginning after December 31, 1986 and before January 1, 1996. Exempt Interest Dividends are included in effectively connected earnings and profits for purposes of computing the branch profits tax on certain foreign corporations doing business in the United States.

     With respect to property and casualty companies, the amount of certain cost deductions otherwise allowed is reduced (in certain cases below zero) by a specified percentage of, among other things, Exempt Interest Dividends received on shares. Commercial banks, thrift institutions and other financial institutions may not deduct their cost of carrying shares.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. Assuming that the shareholder holds the shares as a capital asset, the gain or loss will be a capital gain or loss and will be long term if the shares were held for more than 12 months.

     The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Funds and their shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to shareholders of the Funds.

State and Local Tax Aspects

      The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     Distributions attributable to interest on obligations originating in Alabama, Arizona, New Mexico and Tennessee will not be subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owns shares in the New Mexico Fund, will not be required by New Mexico to pay income taxes on interest attributable to obligations originating in that state. Capital gains distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise.

     Individual shareholders in Pennsylvania will not be subject to Pennsylvania income tax on distributions attributable to interest on obligations originating in Pennsylvania, or distributions attributable to gains on dispositions of obligations of Pennsylvania and its political subdivisions and obligations of the United States and its territories and possessions. Additionally, individual shareholders will be exempt from Pennsylvania personal property tax on their Pennsylvania Fund shares to the extent the Fund's assets consist of obligations described in the preceding sentence. Individual residents in Pittsburgh will enjoy a similar exemption from personal property taxes imposed by the City and School District of Pittsburgh.

     Florida, Texas and Utah do not currently impose an individual income tax or do not impose an individual income tax on distributions attributable to Municipal Obligations, although capital gains distributions will be subject to personal income tax in Utah. Florida and Texas do not currently impose a state individual income tax, although such a tax has been proposed in Texas. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund shares if the Fund's assets as of the close of the preceding taxable year consist only of cash, obligations of Florida and its political subdivisions, and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

     With respect to distributions of interest income from the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard. The Intermediate National Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.

Accounts of Shareholders

     When an investor makes an initial investment in shares of any Fund, the Transfer Agent will open an account on the books of that Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor will receive a confirmation statement giving complete details of the transaction. Shareholders will also receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide the information for purposes described in the Prospectus under the caption "Distributions and Taxes."

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of their Fund at net asset value on the payment or distribution date, as the case may be.

     The issuance and delivery of certificates for shares is unnecessary, and shareholders are thereby relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account. Shares so held will be redeemed as described in the Prospectus under the caption "How to Redeem Fund Shares."

           INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

     Pursuant to the Investment Advisory Agreement, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501
(TMC), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of the Funds in accordance with each Fund's investment objectives and policies, subject to the general supervision and control of the Funds' Trustees.

         TMC is investment adviser for Thornburg Limited Term Municipal Fund, Inc., a series investment company with two fund series having aggregate assets of approximately $1,016,000,000 as of September 30, 1995. TMC also acts as investment adviser for Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, separate series of the Trust which had assets of $144,500,000 and $24,100,000, respectively, as of September 30, 1995. TMC is also a sub-adviser for Daily Tax-Free Income Fund, Inc., a registered investment company.

     TMC will provide continuous professional investment supervision. In addition to managing each Fund's investments, TMC will administer the Fund's business affairs, provide office facilities and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, each of the Funds will pay to TMC a monthly management fee at an annual percentage rate of the daily average net assets of the Fund, applied in accordance with the following table, in consideration of the services and facilities furnished by TMC. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

          Net Assets                       Annual Rate
          ---------------------------      -----------
          0 to $500 million                 .625%
          $500 million to $1 billion        .575%
          $1 billion to $1.5 billion        .525%
          $1.5 billion to 2.0 billion       .475%
          More than $2.0 billion            .400%

     In addition to the fee of TMC, the Funds will pay all other costs and expenses of their operations. The Funds also will bear the expenses of registering and qualifying the Funds and the shares for distribution under federal and state securities laws, including legal fees. The management fee will be reduced, or TMC will assume certain expenses, in an amount necessary to prevent any Fund's total expenses (including TMC's fee, but excluding interest, taxes, brokerage and, to the extent permitted by applicable state securities laws, extraordinary expenses) in any fiscal year from exceeding the limits prescribed by any state in which the Funds' shares are qualified for sale. The Funds currently believe that the most restrictive limitation applicable to them is 2% of the first $10 million in assets, 1.5% of the next $20 million, and 1% of assets in excess of $30 million.

         For the three most recent fiscal periods ended September 30, 1993, 1994 and 1995, and for the six months ended March 31, 1995, with respect to each Fund, the amounts paid to TMC by each Fund were as follows:

                                           1993       1994        1995
                                         --------  ----------  ----------
Intermediate National Fund               $335,046  $1,062,263  $1,161,410
Intermediate New Mexico Fund             $218,713  $  670,111  $  763,774

Intermediate Florida Fund                   N/A         -0-           -0-

The Florida Fund commenced operations on February 1, 1994. TMC has waived and deferred its rights to fees in the foregoing periods as follows:

                                            1993       1994       1995
                              --------    --------   --------  ----------
Intermediate National Fund    $268,212    $462,663   $199,442  $  191,779
Intermediate New Mexico Fund  $259,170    $393,167   $199,574  $  101,636
Intermediate Florida Fund        N/A         N/A     $ 21,760  $   73,419

TMC may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 1995, the Funds reimbursed TMC in the amounts of $21,298 (National), $14,041 (New Mexico) and $875 (Florida) for certain accounting expenses incurred by TMC on behalf of those Funds.

     The Investment Advisory Agreement was approved for the Intermediate New Mexico Fund, the Intermediate National Fund and the Intermediate Texas Fund on June 4, 1991 by the Trustees of the Funds, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds or TMC, and became effective for the New Mexico Fund and the National Fund on June 20, 1991. The Investment Advisory Agreement was similarly approved on October 4, 1993 by the Trustees for the Intermediate Alabama Fund, Intermediate Florida Fund, Intermediate Pennsylvania Fund, Intermediate Tennessee Fund and Intermediate Utah Fund. The Investment Advisory Agreement was approved for the Intermediate Arizona Fund on January 24, 1994. The Agreement is currently effective only for the Intermediate National Fund, the Intermediate Florida Fund and the Intermediate New Mexico Fund, and will become effective for any Fund upon its commencement of operations and sale of shares. The Investment Advisory Agreement was presented to the shareholders for approval at a special shareholder meeting called for each of the Intermediate National Fund and Intermediate New Mexico Funds on January 24, 1992, at which the Agreement was approved by a majority of the outstanding voting securities of each Fund. The Trustees do not intend to submit the Agreement to shareholders of any other series for approval. The initial term of this Agreement is two years, with extensions for successive 12-month periods, provided that the continuation for a Fund is approved at least annually by a majority of the Trustees who are not "interested" within the meaning of the Investment Company Act of 1940 or by a vote of the majority of the Fund's shares then outstanding. The Agreement may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties under the Agreement, TMC will not be liable for any action or failure to act in accordance with its duties thereunder.

     H. Garrett Thornburg, Jr., Chairman and a Trustee of the Trust, is also a Director and controlling stockholder of TMC.

                      SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and Class C shares of each Fund. The Plan permits each Fund to pay to TMC (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse TMC for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. TMC may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation , to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processible tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to TMC in later years.

         The Funds paid to TMC the amounts shown in the table below, under the terms of the Service Plan for the fiscal year ended September 30, 1995. Amounts reimbursed to TMC under the Plan were paid by TMC principally as compensation to securities dealers and other persons selling the Funds' shares, for administration and shareholder services.

Year ended 09/30/95      Class A          Class C
     National            $500,756         $ 4,947
     New Mexico          $332,809         $   220
     Florida             $ 20,103         $   186

Class C Distribution Plan

     Each Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Class C Distribution Plan"). The Class C Distribution Plan provides for the Fund's payment to TSC on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Class C Distribution Plan is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Class C Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares.

         The Funds paid to TSC $12,862 (National), $573 (New Mexico), and $484 (Florida) under the Class C Distribution Plan for the fiscal year ended September 30, 1995. Amounts paid to TSC under the Plan were paid by TSC principally as compensation to securities dealers and other persons selling the Funds' shares.

     The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares, but the Funds do not believe that this prohibition will apply to the arrangements described in the Plans. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the Funds' ability to market their shares could be impaired to a small extent. The Funds do not foresee that they will give preference to banks or other depository institutions which receive payments from TMC when selecting investments for the Funds.

     Each Plan continues in effect for periods of 12 months each unless terminated pursuant to its terms and may be continued from year to year thereafter, provided that the continuance is approved at lease annually by a vote of a majority of the Trustees, including a majority of the independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. Each Plan also may be terminated at any time, without penalty, if a majority of the independent Trustees or shareholders of a Fund class vote to terminate the Plan for that class. So long as a Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of a Fund shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may not be amended to increase materially the amount of a Fund's payments thereunder without approval of the shareholders of the affected classes. Under each Plan, the investment adviser or the principal underwriter (as the case may be), or the Funds, by a vote of a majority of the independent Trustees or of the holders of a majority of the outstanding shares, may terminate the provisions retaining the services of TMC or TSC under the Plan, without penalty. The Trustees have the authority to approve continuance of a Plan without similarly approving a continuance of the provisions retaining TMC or TSC thereunder.

     To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it will remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it will terminate automatically in the event of an "assignment." Upon termination, no further payments may be made under the agreement except for amounts previously accrued by unpaid. The Funds may continue to make payments pursuant to the Plan of the amounts authorized to be paid, which may or may not be to TMC or TSC, as the case may be, or the adoption of other similar arrangements, in each case by the Funds' Trustees, including a majority of the independent Trustees by vote cast in person at a meeting called for that purpose.

     Information regarding the services rendered under the Plan and the amounts paid therefor is provided to, and reviewed by, the Trustees on a quarterly basis. In their quarterly review, the Trustees consider the continued appropriateness of the Plan and the level of compensation provided therein.

                          PORTFOLIO TRANSACTIONS

     TMC, in effecting purchases and sales of portfolio securities for the accounts of the Funds, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected significantly to reduce TMC's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, TMC may also give consideration to those firms which have sold or are selling shares of the Funds. While TMC will be primarily responsible for the placement of the Funds' business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Funds.

     TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Funds and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Funds and such other clients, the size of investment commitments generally held by the Funds and such other clients and opinions of the persons responsible for recommending investments to the Funds and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Funds' Trustees that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trustees will review simultaneous transactions.

         The Funds' portfolio turnover rates for the two most recent fiscal years are as follows:

                               1994      1995
                              ------    ------
Intermediate National Fund    48.30%    32.20%
Intermediate New Mexico Fund   6.62%    17.06%
Intermediate Florida Fund     15.55%    89.60%



                   MANAGEMENT AND HOLDERS OF SECURITIES

     The management of the Funds, including general supervision of the duties performed by TMC under the Investment Advisory Agreements, is the responsibility of its Trustees. There are four Trustees, one of whom is an "interested person." The names of the Trustees and officers and their principal occupations and other affiliations during the past five years are set forth below, with the Trustee who is an "interested person" of the Funds indicated by an asterisk:

     H. GARRETT THORNBURG, JR.,* 49, Trustee, President: Director, Chairman (since January of 1987) and Treasurer of Thornburg Limited Term Municipal Fund, Inc. (a mutual fund investing in certain municipal securities) since its inception in 1984; Chairman and Director of Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; President and Director of TMC since its formation in 1982.

     DAVID A. ATER, 49, Trustee: Principal in Ater & Ater Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate) since 1990; owner, developer and broker for various real estate projects; Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since 1994.

     J. BURCHENAL AULT, 69, Trustee: Independent Fundraising Counsel, May 1986 to present; Trustee, Woodrow Wilson International Center for Scholars; Provost, St. John's College, Santa Fe, New Mexico, from 1986 through May 1991; Director of Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Director of Farrer, Strauss & Giroux (publishers) since 1968.

     FORREST S. SMITH, 64, Trustee: Attorney in private practice, Santa Fe, New Mexico; shareholder Catron, Catron & Sawtell (law firm), Santa Fe, New Mexico, 1988 to present.

     BRIAN J. MCMAHON, 40, Vice President and Assistant Secretary: President of Thornburg Limited Term Municipal Fund, Inc. since January, 1987 and Vice President since its formation in 1984; Managing Director of TMC since December 1985 and a Vice President since April 1984.

     STEVEN J. BOHLIN, 36, Vice President and Treasurer: Vice President of Thornburg Limited Term Municipal Fund, Inc. since November 1988 and Assistant Vice President from 1985 to November 1988; Managing Director of TMC since December 1990 and Vice President since December 1988.

     DAWN B. SHAPLAND, 48, Secretary and Assistant Treasurer: Secretary, Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Vice President, Daily Tax Free Income Fund, Inc. since 1989; Managing Director of TMC since 1985 and a Vice President since January 1984.

     WILLIAM FRIES, 56, Vice President: Managing Director of TMC since May 1995 and Vice President of Thornburg Investment Trust since June 1995; Vice President of USAA Investment Management Company from 1982 to 1995.

     JOHN ARIOLA, 26, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Accountant, Thornburg Investment Trust and Thornburg Limited Term Municipal Fund, Inc. since June 1991; Associate of TMC since 1992; Staff Auditor, Inventory Auditors, Albuquerque, New Mexico, June 1987 to June 1991; student, University of New Mexico, 1986 to 1990.

     SUSAN ROSSI, 34, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since June 1990.

     GEORGE STRICKLAND, 32, Assistant Vice President: Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since July 1991; Investor Representative, Calvert Group, Washington, D.C., 1989 to 1991.

     JONATHAN ULLRICH, 26, Assistant Vice President: Assistant Vice President of Thornburg Limited Municipal Fund, Inc. since July 1992; Associate, of TMC since September 1991; student, Brown University, 1987 to 1991.

    CHRISTINE E. THOMPSON, 29, Assistant Vice President: Assistant Vice President, Thornburg Limited Term Municipal Fund, Inc. since June 1993; Associate of TMC since June 1992; Office Manager, Town and Country Janitorial Services, Inc., Greenland, New Hampshire, September 1991 to February 1992; Salesperson and later Department Manager, The Harvard Cooperative society, Cambridge, Massachusetts, May, 1990 to September, 1991.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director and the President of TSC, and Executive Vice President of Daily Tax-Free Income Fund, Inc.

     The officers and Trustees affiliated with TMC will serve without any compensation from the Funds. The Trust pays each Trustee who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a fee of $500 for each meeting of the Trustees attended by the Trustee, pays an annual stipend of $1,000 to each Trustee who serves on the Trust's audit committee, and reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with attending such meetings.

         As of November 8, 1995, National Fund had 17,591,815 shares outstanding, New Mexico Fund had 10,382,494 shares outstanding, and Florida Fund had 1,382,494 shares outstanding. Class B shares issued and outstanding as of September 30, 1995 were converted to Class A shares.

     As of September 30, 1995, the following persons owned, beneficially or of record, 5% or more of a Fund's outstanding shares:

                                                  No. of    % of
Shareholder                   Fund                Shares    Total Shares

Merrill Lynch, Pierce,        New Mexico Fund     634,575   6.11%
Fenner & Smith
Mutual Fund Operations
P. O. Box 45286
Jacksonville, FL 32232-5286

E. Good                       Florida Fund         92,805   6.75%
Naples, FL

M. Bozzelli                   Florida Fund         73,235   5.32%
Sarasota, FL

As of the same date, officers and trustees of the Trust, as a group (together with family members), owned themselves or through affiliated persons 672,186 shares of the Intermediate New Mexico Fund representing 6.47% of the Fund's outstanding shares on that date; officers and trustees of the Trust, as a group (together with family members), owned themselves or through affiliated persons less than 1% of the National Fund and less than 1% of the Florida Fund.

                        HOW TO PURCHASE FUND SHARES

     Procedures with respect to the manner in which shares of the Funds may be purchased and how the offering price is determined are set forth in the Prospectus under the caption "BUYING FUND SHARES IN GENERAL."

     The Prospectus states that certain classes of investors, specified below, may purchase Class A shares of the Funds at variations to the Public Scale. The Trust may change or eliminate these variations at any time.

     (1) Existing shareholders of a Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Shareholders of a Fund who have redeemed all or any portion of their investment in Class A shares of a Fund may purchase Class A shares with no sales charge up to the maximum dollar amount of their shares redeemed within 24 months of the redemption date, provided that the shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that such a purchase would qualify for this variation to the Public Scale. Similar notifications must be made in writing by the dealer, the broker, or the shareholder when the order is placed by mail. The sales charge will not be eliminated if notification is not furnished at the time of the order or a review of TSC's or the Transfer Agent's records fails to confirm the investor's represented previous holdings.

     (3) Persons may purchase Class A shares of a Fund at no sales charge if they redeem Class A shares of the Fund or any other series of Thornburg Investment Trust, or of any series of Thornburg Limited Term Municipal Fund, Inc., and reinvest some or all of the proceeds within 24 months. The shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special classes of shareholders in subsections (2) and (3) above were created as a convenience for those shareholders who invest in a Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in a Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in a Fund are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (4) Officers, Trustees, directors and employees of the Trust, TMC, TSC, the Custodian and Transfer Agent, and counsel to the Trust, while in such capacities, and members of their families, including trusts for the benefit of the foregoing, may purchase shares of a Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for this variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Trust's view that their familiarity with and loyalty to the Funds will require less selling effort by the Fund, such as a solicitation and detailed explanation of the conceptual structure of the Funds, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs, than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Trust's view that the same economies exist for sales of shares to family members.

     (5) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for the Funds placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders for shares of the Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, including trusts for the benefit of the foregoing, may purchase shares of the Funds for themselves with no sales charge, provided that (i) the order must be through a NASD member firm which has entered into a Selected Dealer Agreement with TSC to distribute shares of the Fund, and
(ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's, the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Funds' shares, these individuals tend to be much more aware of the Funds than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (6) Bank trust departments, companies with trust powers and investment advisers who receive compensation on a fee basis may purchase shares of a Fund for their customers at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time an order qualifying for this reduced charge is placed, that such a purchase would qualify for this variation to the Public Scale.

     (7) Purchases of Class A shares of any Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Funds and such purchases are made by
(i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     These organizations may charge fees to clients for whose accounts they purchase shares of a Fund in a fiduciary capacity. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's records must confirm that the investor's representation is correct.

     (8) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge ("CDSC") will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a CDSC is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these fees will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     (9) Certain employee benefit plans and insurance company separate accounts used to fund annuity contracts may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these plans.

     (10) Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these purchasers.


     The investment decisions of the persons and organizations described in the foregoing paragraphs tend to be made by informed fiduciaries or other advisers. Typically, these persons are better able than the general public to evaluate quickly the appropriateness of a Fund's investment objectives and performance in light of their customers' goals. In certain cases, these organizations may approach a Fund directly with no solicitation after reading performance data in trade publications. Consequently costs of marketing to these persons and organizations likely will be minimal.

     (11) In any case where the Fund acquires substantially all of the assets of a registered investment company in exchange for the Fund's shares, no sales charge will be imposed. Such exchanges are preceded by the distribution of materials to the shareholders at the acquired company, which explain the transaction. The preparation and dissemination of these materials and other information relating to such a transaction commonly are paid for by TMC rather than the Fund or TSC.

     (12) Such persons as are determined by the Trustees to have acquired shares under special circumstances, not involving any sales expense to the Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (13) Shares of the Fund may be sold at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to or permits group solicitation of its employees, members or participants. Information on these arrangements is available from TSC.

     (14) Investors may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with the direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

                              NET ASSET VALUE

     Procedures for determining the net asset value of the Funds' shares are set forth in the Prospectus.

     The Funds will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Trust. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day
(i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                           REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "How to Redeem Fund Shares."

     The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Funds normally utilize is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Funds' investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of a Fund.

                                DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Trust, Thornburg Securities Corporation acts as the principal underwriter of Fund shares. The Funds do not bear selling expenses except (i) those involved in registering shares with the Securities and Exchange Commission and qualifying them or the Funds with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires six months' notice.

     H. Garrett Thornburg, Jr. President, Treasurer and a Trustee of the Funds, is also Director and controlling stockholder of TSC.

                           INDEPENDENT AUDITORS

         McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, is the independent auditor of the Funds for the fiscal year ending
September 30, 1996. Shareholders will receive semi-annual unaudited financial statements, and annual financial statements audited by the independent auditors.

                           FINANCIAL STATEMENTS

         Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1995, Statements of Operations for the year then ended and Statements of Changes in Net Assets for the two years in the period ended September 30, 1995, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Reports dated October 27, 1995 are incorporated herein by reference from those Funds' respective Annual Reports to Shareholders for the year ended September 30, 1995.

























                                  PART C
                             OTHER INFORMATION

Items 23 and 24.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i)   Thornburg Limited Term U.S. Government Fund,
         (ii)  Thornburg Limited Term Income Fund,
         (iii) Thornburg Intermediate Municipal Fund,
         (iv)  Thornburg New Mexico Intermediate Municipal Fund, and
         (v)   Thornburg Florida Intermediate Municipal Fund:

    Reports of Independent Auditors dated November ___, 1995, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1995, Statements of Operations for the year ended September 30, 1995, Statements of Changes in Net Assets for the years ended September 30, 1994 and September 30, 1995, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, previously filed with the Securities and Exchange Commission.



   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)   By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)   Not applicable.

      (4)   Not applicable.

      (5)   Form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (6)   (a)   Form of Distribution Agreement between Registrant
                  and Thornburg Securities Corporation.

            (b)   Form of Agency Agreement.

      (7)   Not applicable.

      (11)  Not applicable.

      (12)  Not applicable.

      (13)  Form of Subscription to Shares by Thornburg Management
            Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8)   Form of Custodian Agreement between Registrant and
  State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form
   N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October
            28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)  Powers of Attorney from Messrs. Bemis, Smith and
            Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)  Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5)   Revised form of Investment Advisory Agreement between
            Registrant and Thornburg Management Company, Inc.

      (13)  Form of Subscription to Shares

      (15)  Revised form of Plan and Agreement of Distribution
            Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)   Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1a as filed on December 3, 1994:

      (5) Amendments (5) to Investment Advisory Agreements between Registrant and Thornburg Management Company, Inc. in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund.

      (10)  Consent of White, Koch, Kelly & McCarthy, P.A.

      (11)  Consent of independent auditors.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)



The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)   Thornburg Income Trust - Ninth Amendment and
              Supplement to Agreement and Declaration of Trust


      (1.2)   Thornburg Income Trust - Tenth Amendment and
              Supplement to Agreement and Declaration of Trust

      (5)     Investment Advisory Agreement - in respect of
              Thornburg Value Fund

      (14)    Model IRA Plan (Thornburg Value Fund)

      (15.1)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Service Plan - all classes) - Thornburg Value Fund

      (15.2)  Form of Plan and Agreement Pursuant to Rule 12b-1
              (Class B Distribution Plan) - Thornburg Value Fund

      (15.3)   Form of Plan and Agreement Pursuant to Rule 12b-1
               (Class C Distribution Plan) - Thornburg Value Fund


      (19)     Power of attorney from David A. Ater

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 21 to its Registration Statement on Form N-1A as filed on September 1, 1995:

      (11.1) Consent of counsel to be named in registration statement

      (11.2) Consent of independent auditors to be named in registration statement

      (16.1)   Schedule of performance computations - Thornburg
               Intermediate Municipal Fund

      (16.2) Schedule of performance computations - Thornburg New Mexico Intermediate Municipal Fund

      (16.3)   Schedule of performance computations - Thornburg
               Florida Intermediate Municipal Fund

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

    The following exhibits is incorporated by reference to the Registrant's post-effective amendment no. 23 to its Registration Statement on Form N-1A as filed on October 3, 1995:

      (11.1) Consent of KPMG Peat Marwick LLP, to be named in registration statement (re Thornburg Value Fund)

      (11.2) Consent of counsel to be named in registration statement (re Thornburg Value Fund)

      (11.3) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement
               (re Thornburg Value Fund)

      (11.4)   Schedule of Total Return Investment Performance -
               Thornburg Management Company, Inc. Investment
               Portfolio with the Report of KPMG Peat Marwick LLP thereon

    The following exhibits are filed herewith:

     (11.1) Consent of counsel to be named in registration statement (re Thornburg Limited Term Income Funds and Thornburg Intermediate Municipal Funds)

     (11.2) Consent of McGladrey & Pullen, LLP, independent auditors to be named in registration statement
               (re Thornburg Limited Term Income Funds and
               Thornburg Intermediate Municipal Funds)

     (16) Schedules of performance computations (Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal
               Fund)

     (17      Financial Data Schedules

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 26.      Number of Record Holders of Securities (as of September 30,
1995).

Title of Series (active series only)                           No. of Holders
------------------------------------                           --------------
Thornburg Limited Term U.S. Government Fund . . . . . . . . . . . . . . 4,330

Thornburg Intermediate Municipal Fund . . . . . . . . . . . . . . . . . 5,443

Thornburg New Mexico Intermediate Municipal Fund. . . . . . . . . . . . 2,826

Thornburg Florida Intermediate Municipal Fund . . . . . . . . . . . . . . 265

Thornburg Limited Term Income Fund. . . . . . . . . . . . . . . . . . . . 903


Item 27.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the pinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 29.   Principal Underwriters.

     (a)  The principal underwriter for the Registrant will be   Thornburg
Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Fund and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                  Positions and Offices      Positions and Offices
Name              with TSC                   with Registrant


H. Garrett        President and Director      Trustee; President
Thornburg, Jr.

Dawn B. Shapland  Secretary                    Secretary and
                                               Assistant Treasurer
     (c)  Not applicable.

Item 30.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 31.  Management Services.

The registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. It is not believed that this arrangement constitutes a management-related services agreement.

Item 32.  Undertakings.  Not applicable.


                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 30th day of November, 1995.

THORNBURG INVESTMENT TRUST
Registrant


By               *
     ------------------------------------
     H. Garrett Thornburg, Jr., President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer


                 *
------------------------------------------
J. Burchenal Ault, Trustee


                 *
------------------------------------------
David A. Ater, Trustee


                 *
------------------------------------------
Forrest S. Smith, Trustee


                 *
------------------------------------------
Brian J. McMahon, Vice President
and principal accounting and
financial officer

* By: /s/ Charles W. N. Thompson, Jr.
------------------------------------------
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact




                             INDEX TO EXHIBITS


Exhibit
Number    Exhibit
------    -----------------------------------------------------------------
(11.1) Consent of counsel to be named in registration statement (re Thornburg Limited Term Income Funds and Thornburg Intermediate Municipal Funds)

(11.2) Consent of McGladrey & Pullen, LLP, independent auditors to be named in registration statement (re Thornburg Limited Term Income Funds and Thornburg Intermediate Municipal Funds)

(16) Schedules of performance computations (Thornburg Limited Term U.S. Government Fund,
          Thornburg Limited Term Income Fund,
          Thornburg Intermediate Municipal Fund,
          Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund)

(17)      Financial Data Statements




































                               EXHIBIT 11.1

WHITE                                       Attorneys and Counselors at Law
KOCH, KELLY                       William Booker Kelly     Carolyn R. Glick
&                                John F. McCarthy, Jr.   Margaret A. Foster
McCARTHY                             Benjamin Phillips
A Professional Association         David F. Cunningham           Of Counsel
                                    Albert V. Gonzales        Mary J. Walta
                                            Janet Clow
                                       Kevin V. Reilly      Special Counsel
                           Charles W. N. Thompson, Jr.        Paul L. Bloom
                                      M. Karen Kilgore
                                      Sandra J. Brinck
                                         Aaron J. Wolf

November 30, 1995


Thornburg Investment Trust
Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501

     Re:  Thornburg Investment Trust

Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 24 to the registration statement of Thornburg Investment Trust and the prospectus which is a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                   /s/ White, Koch, Kelly & McCarthy, P. A.

                                   WHITE, KOCH, KELLY & McCARTHY, P. A.





433 Paseo de Peralta     P.O. Box 787      Santa Fe, New Mexico 87504-0787
            (505) 982-4374  Fax Nos. (505) 982-0350; 984-8631













                               EXHIBIT 11.2

                          McGLADREY & PULLEN, LLP
                          -----------------------
               Certified Public Accountants and Consultants

                      CONSENT OF INDEPENDENT AUDITORS

     We hereby consent to the incorporation by reference of our reports dated October 27, 1995 on the financial statements of Thornburg Limited Term Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg New Mexico Intermediate Municipal Fund, series of Thornburg Investment Trust, and our reports dated July 28, 1995 on the financial statements of the National Portfolio and the California Portfolio of Thornburg Limited Term Municipal Fund, Inc., referred to therein in Post-Effective Amendment No. 24 to the Registration Statement of Thornburg Investment Trust on Form N-1A, File No. 33-14905 and Post-Effective Amendment No. 23 to the Registration Statement of Thornburg Limited Term Municipal Fund, Inc. on Form N-1A, File No. 2-89526 as filed with the Securities and Exchange Commission.

     We also consent to the reference to our firm in the Thornburg Municipal Funds' Prospectus and the Thornburg Limited Term Income Funds Prospectus under the captions "Financial Highlights" and in the Statements of Additional Information under the caption "Independent Auditors."



                                                /s/ McGladrey & Pullen, LLP

                                                McGLADREY & PULLEN, LLP

New York, New York
November 29, 1995

























                                EXHIBIT 16

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES
LIMITED TERM U.S. GOVERNMENT FUND

Current seven days' annualized yield at      9/30/95 =  5.98%
Dividends per share declared for the period:                  0.014587008
Dividend by 7 days                                                      7
Average daily dividend:                                       0.002083858
Days in year                                                          365
Annualized dividend                                           0.760608152
Offering price per share on                  9/30/95:              $12.72
Current seven days' annualized yield                          0.059796238
                                                                 or 5.98%
Current thirty days' annualized yield at     9/30/95 =  5.99%
Dividends per share declared for the period:                  0.082584343
Dividend by 30 days                                                    30
Average daily dividend:                                       0.002086145
Days in year                                                          365
Annualized dividend                                           0.761442840
Offering price per share on                  9/30/95:              $12.76
Current thirty days' annualized yield                         0.059861858
                                                                 or 5.99%
Current one year effective yield
  assuming reinvestment of dividends                 =  5.92%
Dividends per share declared for the period: Annualized       0.752032446
Offering price per share on                  9/30/95:              $12.72
Current one year effective yield                              0.059169217
                                                                 or 5.92%
Standardized yield calculation -             Sep-95  =  5.08%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $832,743.83 net interest income attributable to outstanding shares
        b = $116,201.07 expenses accrued for the period net of reimbursements c = 11,448,138.53 average daily number of shares of beneficial interest outstanding during period
        d = $12.72  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the year ended 09/30/95, assuming 2.50% sales load at inception: 6.92%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =      1
            erv = $1,069.20
            T =    6.92%             Total Return

Average annual return for the period from inception, 11/16/87 to 09/30/95, 2,875 days, assuming 2.50% sales load at inception = 7.25%
            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =    7.88            (Total days since inception / 365 days)
            erv = $1,735.52
            A =    7.25%             Average Annual Return

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES
LIMITED TERM U.S. GOVERNMENT FUND

Current seven days' annualized yield at      9/30/95 =  5.64%
Dividends per share declared for the period:                  0.043462618
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001923217
Days in year                                                          365
Annualized dividend                                           0.701974153
Offering price per share on                  9/30/95:              $12.45
Current seven days' annualized yield                          0.056383466
                                                                 or 5.64%
Current thirty days' annualized yield at     9/30/95 =  5.64%
Dividends per share declared for the period:                  0.057761572
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001925386
Days in year                                                          365
Annualized dividend                                           0.702765793
Offering price per share on                  9/30/95:              $12.45
Current thirty days' annualized yield                         0.056447052
                                                                 or 5.64%
Current one year effective yield
  assuming reinvestment of dividends                 =  5.57%
Dividends per share declared for the period: Annualized       0.693013196
Offering price per share on                  9/30/95:              $12.45
Current one year effective yield                              0.055663711
                                                                 or 5.57%
Standardized yield calculation -             Sep-95  =  5.60%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $12,337.32  net interest income attributable to outstanding shares
        b = $2,593.67 expenses accrued for the period net of reimbursements c = 169,608.10 average daily number of shares of beneficial interest outstanding during period
        d = $12.45  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95, since inception of 9/1/94:  9.07%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =      1
            erv = $1,090.70
            T =   9.07%             Total Return

Average annual return for the period from inception (08/31/94)to 9/30/95 - 395 days = 7.87%

            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =    1.08            (Total days since inception / 365 days)
            erv = $1,085.44
            A =    7.87%             Average Annual Return


SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES
LIMITED TERM INCOME FUND

Current seven days' annualized yield at      9/30/95 =  6.29%
Dividends per share declared for the period:                  0.014971376
Dividend by 7 days                                                      7
Average daily dividend:                                       0.002138768
Days in year                                                          365
Annualized dividend                                           0.780650337
Offering price per share on                  9/30/95:              $12.42
Current seven days' annualized yield                          0.062854294
                                                                 or 6.29%
Current thirty days' annualized yield at     9/30/95 =  6.33%
Dividends per share declared for the period:                  0.084800935
Dividend by 30 days                                                    30
Average daily dividend:                                       0.002153361
Days in year                                                          365
Annualized dividend                                           0.785976826
Offering price per share on                  9/30/95:              $12.42
Current thirty days' annualized yield                         0.063283158
                                                                 or 6.33%
Current one year effective yield
  assuming reinvestment of dividends                 =  6.14%
Dividends per share declared for the period: Annualized        0.76316134
Offering price per share on                  9/30/95:              $12.42
Current one year effective yield                              0.061445357
                                                                 or 6.14%
Standardized yield calculation -             Sep-95  =  6.32%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $138,483.76 net interest income attributable to outstanding shares
        b = $16,824.00 expenses accrued for the period net of reimbursements c = 1,883,432.42 average daily number of shares of beneficial interest outstanding during period
        d =  $12.42  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the year ended 09/30/95, assuming 2.50 sales load at inception: 6.49%
        p(1 + T) to the nth power = erv
        p = $1,000.00
        n =      1
        erv = $1,064.90
        T =    6.49%             Total Return

Average annual return for the period from inception (10/01/92) to 09/30/95 - 1,094 days, assuming 2.50% sales load at inception: 5.16%

        p(1 + A) to the nth power = erv
        p = $1,000.00
        n =      3.00            (Total days since inception / 365 days)
        erv = $1,162.76
        A =      5.16%             Average Annual Return


SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES
LIMITED TERM INCOME FUND

Current seven days' annualized yield at      9/30/95 =  5.95%
Dividends per share declared for the period:                  0.013773423
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001968346
Days in year                                                          365
Annualized dividend                                           0.718446342
Offering price per share on                  9/30/95:              $12.08
Current seven days' annualized yield                          0.059474035
                                                                 or 5.95%
Current thirty days' annualized yield at     9/30/95 =  5.99%
Dividends per share declared for the period:                  0.059483477
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001982783
Days in year                                                          365
Annualized dividend                                           0.723715637
Offering price per share on                  9/30/95:              $12.08
Current thirty days' annualized yield                         0.059910235
                                                                 or 5.99%
Current one year effective yield
  assuming reinvestment of dividends                 =  5.81%
Dividends per share declared for the period: Annualized       0.702389273
Offering price per share on                  9/30/95:              $12.08
Current one year effective yield                              0.058144807
                                                                 or 5.81%
Standardized yield calculation -             Sep-95  =  6.00%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $4,752.94  net interest income attributable to outstanding shares
        b =   $895.85  expenses accrued for the period net of reimbursements
        c = 64,641.75  average daily number of shares of beneficial interest outstanding during period
        d = $12.08  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95 since inception of 9/1/94:   8.87%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =      1
            erv = $1,088.70
            T = 8.87%             Total Return

Average annual return for the period from inception, 08/31/94 to 09/30/95, 395 days = 7.47%
            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =    1.08            (Total days since inception / 365 days)
            erv = $1,081.08
            A =    7.47%             Average Annual Return

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES
THORNBURG INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  5.01%
Dividends per share declared for the period:                  0.013129824
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001875518
Days in year                                                          365
Annualized dividend                                           0.684563966
Offering price per share on                  9/30/95:              $13.66
Current seven days' annualized yield                          0.050114492
                                                                 or 5.01%
Current thirty days' annualized yield at     9/30/95 =  5.01%
Dividends per share declared for the period:                  0.056275828
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001875853
Days in year                                                          365
Annualized dividend                                           0.684686199
Offering price per share on                  9/30/95:              $13.36
Current thirty days' annualized yield                         0.050123441
                                                                 or 5.01%
Current one year effective yield
  assuming reinvestment of dividends                 =  4.99%
Dividends per share declared for the period: Annualized       0.080888805
Offering price per share on                  9/30/95:              $13.36
Current one year effective yield                              0.049852774
                                                                 or 4.99%
Standardized yield calculation -             Sep-95  =  4.72%

Yield = 2 [({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $1,098,841.97 net interest income attributable to outstanding shares
        b = $185,531.65 expenses accrued for the period net of reimbursements c = 12,115,273.41 average daily number of shares of beneficial interest outstanding during period
        d = $13.36 maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95, assuming 3.50% sales load at inception: 5.34%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =     1
            erv = $1,053.40
            T = 5.34%             Total Return

Average annual return for the period from inception (07/23/91) to 09/30/95 1,530 days, assuming 3.50% sales load at inception, = 7.16%

            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =  4.19    (Total days since inception / 365 days)
            erv = $1,336.26
            A =  7.16%             Average Annual Return


SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES
THORNBURG INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  4.54%
Dividends per share declared for the period:                  0.011503938
Dividend by 7 days                                                      7
Average daily dividend:                                        0.00165342
Days in year                                                          365
Annualized dividend                                           0.599848213
Offering price per share on                  9/30/95:              $13.20
Current seven days' annualized yield                          0.045443046
                                                                 or 4.54%
Current thirty days' annualized yield at     9/30/95 =  4.54%
Dividends per share declared for the period:                  0.048293233
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001643108
Days in year                                                          365
Annualized dividend                                           0.599734335
Offering price per share on                  9/30/95:              $13.20
Current thirty days' annualized yield                         0.045434419
                                                                 or 4.54%
Current one year effective yield
  assuming reinvestment of dividends                 =  4.51%
Dividends per share declared for the period: Annualized       0.596582509
Offering price per share on                  9/30/95:              $13.20
Current one year effective yield                              0.045119887
                                                                 or 4.51%
Standardized yield calculation -             Sep-95  =  4.23%

Yield = 2[({[(a - b)/cd] + 1} to the  6th power) - 1]
 Where: a = $13,316.62  net interest income attributable to outstanding shares
        b = $5,120.47 expenses accrued for the period net of reimbursements c = 285,820.67 average daily number of shares of beneficial interest outstanding during period
        d = $13.20  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95, since inception of 9/1/94:  8.60%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =      1
            erv = $1,086.00
            T =     8.60%             Total Return

Average annual return for the period from inception, 08/31/94 to 09/30/95, 395 days = 6.96%

            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =   1.08            (Total days since inception / 365 days)
            erv = $1,075.53
            A =   6.96%             Average Annual Return

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES
THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  4.61%
Dividends per share declared for the period:                  0.012034739
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001719163
Days in year                                                          365
Annualized dividend                                           0.627494391
Offering price per share on                  9/30/95:              $13.60
Current seven days' annualized yield                          0.046139293
                                                                 or 4.61%
Current thirty days' annualized yield at     9/30/95 =  4.62%
Dividends per share declared for the period:                  0.051805237
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001720175
Days in year                                                          365
Annualized dividend                                           0.627863717
Offering price per share on                  9/30/95:              $13.60
Current thirty days' annualized yield                          0.04616645
                                                                 or 4.62%
Current one year effective yield
  assuming reinvestment of dividends                 =  4.44%
Dividends per share declared for the period:                  0.504106478
Offering price per share on                  9/30/95:              $13.60
Current one year effective yield                              0.044419572
                                                                 or 4.44%
Standardized yield calculation -             Sep-95  =  4.18%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $599,250.68 net interest income attributable to outstanding shares
        b = $112,108.92 expenses accrued for the period net of reimbursements c = 10,375,032.18 average daily number of shares of beneficial interest outstanding during period
        d = $13.60 maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the year ended 09/30/95, assuming 3.50% sales load at inception: 4.31%
            p (1 + T) to the nth power = erv
               p =        $1,000.00
               n =            1
               erv =      $1,043.10
               T =         4.31%             Total Return

Average annual return for the period from inception (06/21/91) to 09/30/95 1,562 days, assuming 3.50% sales load at inception: 6.50%
            p (1 + A) to the nth power = erv
               p =        $1,000.00
               n =           4.28  (Total days since inception / 365 days)
               erv =      $1,309.31
               A =          6.50%             Average Annual Return


SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES
THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  4.13%
Dividends per share declared for the period:                   0.01038417
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001484881
Days in year                                                          365
Annualized dividend                                           0.541981704
Offering price per share on                  9/30/95:              $13.12
Current seven days' annualized yield                          0.041309581
                                                                 or 4.13%
Current thirty days' annualized yield at     9/30/95 =  4.13%
Dividends per share declared for the period:                  0.044553723
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001485124
Days in year                                                          365
Annualized dividend                                           0.542070297
Offering price per share on                  9/30/95:              $13.12
Current thirty days' annualized yield                         0.041316334
                                                                 or 4.13%
Current one year effective yield
  assuming reinvestment of dividends                 =  3.96%
Dividends per share declared for the period: Annualized       0.519339389
Offering price per share on                  9/30/95:              $13.12
Current one year effective yield                              0.039583793
                                                                 or 3.96%
Standardized yield calculation -             Sep-95  =  3.66%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $571.87 net interest income attributable to outstanding shares b = $176.45 expenses accrued for the period net of reimbursements c = 9,903.75 average daily number of shares of beneficial interest outstanding during period
        d = $13.12  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95 (since inception of 9/1/94): 7.48%
            p(1 + T) to the nth power = erv
            p =  $1,000.00
            n =       1
            erv = $1,074.80
            T =    7.48%             Total Return

Average annual return for the period from inception, 08/31/94 to 09/30/95, 395 days = 6.02%

            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =    1.08            (Total days since inception / 365 days)
            erv = $1,065.31
            A =    6.02%             Average Annual Return


SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES
THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  5.10%
Dividends per share declared for the period:                   0.01199261
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001713216
Days in year                                                          365
Annualized dividend                                           0.625323736
Offering price per share on                  9/30/95:              $12.26
Current seven days' annualized yield                          0.051005199
                                                                 or 5.10%
Current thirty days' annualized yield at     9/30/95 =  5.12%
Dividends per share declared for the period:                  0.051890501
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001719683
Days in year                                                          365
Annualized dividend                                           0.627684429
Offering price per share on                  9/30/95:              $12.26
Current thirty days' annualized yield                         0.051197751
                                                                 or 5.12%
Current one year effective yield
  assuming reinvestment of dividends                 =  5.14%
Dividends per share declared for the period: Annualized       0.630273200
Offering price per share on                  9/30/95:              $12.26
Current one year effective yield                              0.051409316
                                                                 or 5.14%
Standardized yield calculation -             Sep-95  =  5.02%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $64,637.64 net interest income attributable to outstanding shares
        b = $4,604.93 expenses accrued for the period net of reimbursements c = 1,181,708.45 average daily number of shares of beneficial interest outstanding during period
        d =     $12.26 maximum offering price per share of beneficial
                       interest on:  9/30/95

Total Return for the year ended 09/30/95, assuming 3.50% sales load at inception: 4.44%
            p(1 + T) to the nth power = erv
              p   = $1,000.00
              n   =         1
              erv = $1,044.40
              T   =      4.44%             Total Return

Average annual return for the period from inception, 01/31/94 - 09/30/95, 607 days, assuming 3.50% sales load at inception = 2.05%
            p ( 1 + A ) to the nth power = erv
            p = $1,000.00
            n = 1.66 (Total days since inception / 365 days) erv = $1,034.32
            A = 2.05% Average Annual Return

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES
THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND

Current seven days' annualized yield at      9/30/95 =  4.64%
Dividends per share declared for the period:                  0.010547376
Dividend by 7 days                                                      7
Average daily dividend:                                       0.001506768
Days in year                                                          365
Annualized dividend                                           0.549970424
Offering price per share on                  9/30/95:              $11.86
Current seven days' annualized yield                          0.046371874
                                                                 or 4.64%
Current thirty days' annualized yield at     9/30/95 =  4.65%
Dividends per share declared for the period:                  0.045374751
Dividend by 30 days                                                    30
Average daily dividend:                                       0.001512492
Days in year                                                          365
Annualized dividend                                           0.552059471
Offering price per share on                  9/30/95:              $11.86
Current thirty days' annualized yield                         0.046548016
                                                                 or 4.65%
Current one year effective yield
  assuming reinvestment of dividends                 =  4.63%
Dividends per share declared for the period: Annualized       0.549295131
Offering price per share on                  9/30/95:              $11.86
Current one year effective yield                              0.046314935
                                                                 or 4.63%
Standardized yield calculation -             Sep-95  =  4.64%

Yield = 2[({[(a - b)/cd] + 1} to the 6th power) - 1]
 Where: a = $1,040.06  net interest income attributable to outstanding shares
        b =   $136.03  expenses accrued for the period net of reimbursements
        c = 19,014.88  average daily number of shares of beneficial interest outstanding during period
        d = $11.86  maximum offering price per share of beneficial interest on:  9/30/95

Total Return for the period ended 09/30/95 since inception of 9/1/94:   7.74%
            p(1 + T) to the nth power = erv
            p = $1,000.00
            n =      1
            erv = $1,077.40
            T =     7.74%             Total Return

Average annual return for the period from inception, 8/31/94 to 09/30/95, 395 days = 6.05%
            p(1 + A) to the nth power = erv
            p = $1,000.00
            n =   1.08            (Total days since inception / 365 days)
            erv =      $1,065.63
            A =   6.05%             Average Annual Return







































                                EXHIBIT 17

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG LIMITED TERM U.S. GOVERNMENT FUND CLASS (A)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      140,199,343
[INVESTMENTS-AT-VALUE]                     143,976,335
[RECEIVABLES]                                1,832,467
[ASSETS-OTHER]                                 545,544
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             146,354,346
[PAYABLE-FOR-SECURITIES]                       724,642
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      563,900
[TOTAL-LIABILITIES]                          1,288,542
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   148,842,244
[SHARES-COMMON-STOCK]                       11,522,086
[SHARES-COMMON-PRIOR]                       14,744,174
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (7,553,432)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     3,776,992
[NET-ASSETS]                               145,065,804
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           10,958,369
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,519,983)
[NET-INVESTMENT-INCOME]                      9,438,386
[REALIZED-GAINS-CURRENT]                   (2,412,220)
[APPREC-INCREASE-CURRENT]                    6,368,392
[NET-CHANGE-FROM-OPS]                       13,394,558
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                  (9,322,160)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      1,186,499
[NUMBER-OF-SHARES-REDEEMED]                (4,932,085)
[SHARES-REINVESTED]                            523,498
[NET-CHANGE-IN-ASSETS]                    (33,405,638)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (5,141,212)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          759,363
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,544,261
[AVERAGE-NET-ASSETS]                       151,507,254
[PER-SHARE-NAV-BEGIN]                            12.03
[PER-SHARE-NII]                                    .75
[PER-SHARE-GAIN-APPREC]                            .37
[PER-SHARE-DIVIDEND]                             (.75)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.40
[EXPENSE-RATIO]                                    .99
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG LIMITED TERM U.S. GOVERNMENT FUND CLASS (B)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      140,199,343
[INVESTMENTS-AT-VALUE]                     143,976,335
[RECEIVABLES]                                1,832,467
[ASSETS-OTHER]                                 545,544
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             146,354,346
[PAYABLE-FOR-SECURITIES]                       724,642
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      563,900
[TOTAL-LIABILITIES]                          1,288,542
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   148,842,244
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                            2,228
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (7,553,432)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     3,776,992
[NET-ASSETS]                               145,065,804
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           10,958,369
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,519,983)
[NET-INVESTMENT-INCOME]                      9,438,386
[REALIZED-GAINS-CURRENT]                   (2,412,220)
[APPREC-INCREASE-CURRENT]                    6,368,392
[NET-CHANGE-FROM-OPS]                       13,394,558
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (31,280)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         82,523
[NUMBER-OF-SHARES-REDEEMED]                   (86,760)
[SHARES-REINVESTED]                              2,009
[NET-CHANGE-IN-ASSETS]                    (33,405,638)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (5,141,212)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          759,363
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,544,261
[AVERAGE-NET-ASSETS]                       151,507,254
[PER-SHARE-NAV-BEGIN]                            12.07
[PER-SHARE-NII]                                    .69
[PER-SHARE-GAIN-APPREC]                            .35
[PER-SHARE-DIVIDEND]                             (.69)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.42
[EXPENSE-RATIO]                                   1.51
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG LIMITED TERM U.S. GOVERNMENT FUND CLASS (C)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      140,199,343
[INVESTMENTS-AT-VALUE]                     143,976,335
[RECEIVABLES]                                1,832,467
[ASSETS-OTHER]                                 545,544
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             146,354,346
[PAYABLE-FOR-SECURITIES]                       724,642
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      563,900
[TOTAL-LIABILITIES]                          1,288,542
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   148,842,244
[SHARES-COMMON-STOCK]                          178,061
[SHARES-COMMON-PRIOR]                           83,187
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (7,553,432)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     3,776,992
[NET-ASSETS]                               145,065,804
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           10,958,369
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,519,983)
[NET-INVESTMENT-INCOME]                      9,438,386
[REALIZED-GAINS-CURRENT]                   (2,412,220)
[APPREC-INCREASE-CURRENT]                    6,368,392
[NET-CHANGE-FROM-OPS]                       13,394,558
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (84,946)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        129,727
[NUMBER-OF-SHARES-REDEEMED]                   (41,515)
[SHARES-REINVESTED]                              6,662
[NET-CHANGE-IN-ASSETS]                    (33,405,638)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (5,141,212)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          759,363
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,544,261
[AVERAGE-NET-ASSETS]                       151,507,254
[PER-SHARE-NAV-BEGIN]                            12.08
[PER-SHARE-NII]                                    .69
[PER-SHARE-GAIN-APPREC]                            .37
[PER-SHARE-DIVIDEND]                             (.69)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.45
[EXPENSE-RATIO]                                   1.52
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 4
   [NAME] THORNBURG LIMITED TERM INCOME FUND (A)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       22,776,986
[INVESTMENTS-AT-VALUE]                      23,343,368
[RECEIVABLES]                                  531,053
[ASSETS-OTHER]                                 484,747
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              24,359,168
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      104,207
[TOTAL-LIABILITIES]                            104,207
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    24,653,077
[SHARES-COMMON-STOCK]                        1,917,639
[SHARES-COMMON-PRIOR]                        1,833,507
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (964,990)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       566,382
[NET-ASSETS]                                24,254,961
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            1,578,325
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               (182,072)
[NET-INVESTMENT-INCOME]                      1,396,253
[REALIZED-GAINS-CURRENT]                     (374,893)
[APPREC-INCREASE-CURRENT]                      876,248
[NET-CHANGE-FROM-OPS]                        1,897,608
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                  (1,365,616)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        440,567
[NUMBER-OF-SHARES-REDEEMED]                  (426,704)
[SHARES-REINVESTED]                             70,269
[NET-CHANGE-IN-ASSETS]                     (2,508,107)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (590,097)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          134,611
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                345,813
[AVERAGE-NET-ASSETS]                        21,548,384
[PER-SHARE-NAV-BEGIN]                            11.83
[PER-SHARE-NII]                                    .76
[PER-SHARE-GAIN-APPREC]                            .28
[PER-SHARE-DIVIDEND]                             (.76)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.11
[EXPENSE-RATIO]                                    .83
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 4
   [NAME] THORNBURG LIMITED TERM INCOME FUND (B)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       22,776,986
[INVESTMENTS-AT-VALUE]                      23,343,368
[RECEIVABLES]                                  531,053
[ASSETS-OTHER]                                 484,747
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              24,359,168
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      104,207
[TOTAL-LIABILITIES]                            104,207
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    24,653,077
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                              855
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (964,990)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       566,382
[NET-ASSETS]                                24,254,961
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            1,578,325
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               (182,072)
[NET-INVESTMENT-INCOME]                      1,396,253
[REALIZED-GAINS-CURRENT]                     (374,893)
[APPREC-INCREASE-CURRENT]                      876,248
[NET-CHANGE-FROM-OPS]                        1,897,608
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      (4,308)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         17,217
[NUMBER-OF-SHARES-REDEEMED]                   (18,161)
[SHARES-REINVESTED]                                 89
[NET-CHANGE-IN-ASSETS]                     (2,508,107)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (590,097)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          134,611
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                345,813
[AVERAGE-NET-ASSETS]                        21,548,384
[PER-SHARE-NAV-BEGIN]                            11.82
[PER-SHARE-NII]                                    .72
[PER-SHARE-GAIN-APPREC]                            .28
[PER-SHARE-DIVIDEND]                             (.72)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.10
[EXPENSE-RATIO]                                   1.40
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 4
   [NAME] THORNBURG LIMITED TERM INCOME FUND (C)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       22,776,986
[INVESTMENTS-AT-VALUE]                      23,343,368
[RECEIVABLES]                                  531,053
[ASSETS-OTHER]                                 484,747
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              24,359,168
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      104,207
[TOTAL-LIABILITIES]                            104,207
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    24,653,077
[SHARES-COMMON-STOCK]                           85,477
[SHARES-COMMON-PRIOR]                            4,527
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (964,990)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       566,382
[NET-ASSETS]                                24,254,961
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            1,578,325
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               (182,072)
[NET-INVESTMENT-INCOME]                      1,396,253
[REALIZED-GAINS-CURRENT]                     (374,893)
[APPREC-INCREASE-CURRENT]                      876,248
[NET-CHANGE-FROM-OPS]                        1,897,608
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (26,329)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         92,716
[NUMBER-OF-SHARES-REDEEMED]                   (13,936)
[SHARES-REINVESTED]                              2,170
[NET-CHANGE-IN-ASSETS]                     (2,508,107)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (590,097)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          134,611
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                345,813
[AVERAGE-NET-ASSETS]                        21,548,384
[PER-SHARE-NAV-BEGIN]                            11.78
[PER-SHARE-NII]                                    .70
[PER-SHARE-GAIN-APPREC]                            .30
[PER-SHARE-DIVIDEND]                             (.70)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.08
[EXPENSE-RATIO]                                   1.36
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 3
   [NAME] THORNBURG INTERMEDIATE MUNICIPAL FUND (A)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      218,265,472
[INVESTMENTS-AT-VALUE]                     228,825,230
[RECEIVABLES]                                4,367,700
[ASSETS-OTHER]                                 164,924
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             233,357,854
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,475,777
[TOTAL-LIABILITIES]                          1,475,777
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   224,626,550
[SHARES-COMMON-STOCK]                       17,288,644
[SHARES-COMMON-PRIOR]                       16,323,587
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (3,304,231)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    10,559,758
[NET-ASSETS]                               231,882,077
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           13,651,703
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (2,185,139)
[NET-INVESTMENT-INCOME]                     11,466,564
[REALIZED-GAINS-CURRENT]                   (2,097,030)
[APPREC-INCREASE-CURRENT]                    9,826,700
[NET-CHANGE-FROM-OPS]                       19,196,234
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                 (11,325,918)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      3,708,074
[NUMBER-OF-SHARES-REDEEMED]                (3,260,168)
[SHARES-REINVESTED]                            517,151
[NET-CHANGE-IN-ASSETS]                      23,682,482
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (1,207,201)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        1,353,189
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              2,376,918
[AVERAGE-NET-ASSETS]                       216,750,807
[PER-SHARE-NAV-BEGIN]                            12.73
[PER-SHARE-NII]                                    .68
[PER-SHARE-GAIN-APPREC]                            .45
[PER-SHARE-DIVIDEND]                             (.68)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.18
[EXPENSE-RATIO]                                   1.00
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 3
   [NAME] THORNBURG INTERMEDIATE MUNICIPAL FUND (B)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      218,265,472
[INVESTMENTS-AT-VALUE]                     228,825,230
[RECEIVABLES]                                4,367,700
[ASSETS-OTHER]                                 164,924
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             233,357,854
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,475,777
[TOTAL-LIABILITIES]                          1,475,777
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   224,626,550
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                           26,895
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (3,304,231)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    10,559,758
[NET-ASSETS]                               231,882,077
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           13,651,703
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (2,185,139)
[NET-INVESTMENT-INCOME]                     11,466,564
[REALIZED-GAINS-CURRENT]                   (2,097,030)
[APPREC-INCREASE-CURRENT]                    9,826,700
[NET-CHANGE-FROM-OPS]                       19,196,234
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (49,201)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        192,283
[NUMBER-OF-SHARES-REDEEMED]                  (221,608)
[SHARES-REINVESTED]                              2,430
[NET-CHANGE-IN-ASSETS]                      23,682,482
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (1,207,201)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        1,353,189
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              2,376,918
[AVERAGE-NET-ASSETS]                       216,750,807
[PER-SHARE-NAV-BEGIN]                            12.73
[PER-SHARE-NII]                                    .59
[PER-SHARE-GAIN-APPREC]                            .40
[PER-SHARE-DIVIDEND]                             (.59)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.13
[EXPENSE-RATIO]                                   1.65
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 3
   [NAME] THORNBURG INTERMEDIATE MUNICIPAL FUND (C)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      218,265,472
[INVESTMENTS-AT-VALUE]                     228,825,230
[RECEIVABLES]                                4,367,700
[ASSETS-OTHER]                                 164,924
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             233,357,854
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,475,777
[TOTAL-LIABILITIES]                          1,475,777
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   224,626,550
[SHARES-COMMON-STOCK]                          303,171
[SHARES-COMMON-PRIOR]                           10,909
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (3,304,231)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    10,559,758
[NET-ASSETS]                               231,882,077
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           13,651,703
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (2,185,139)
[NET-INVESTMENT-INCOME]                     11,466,564
[REALIZED-GAINS-CURRENT]                   (2,097,030)
[APPREC-INCREASE-CURRENT]                    9,826,700
[NET-CHANGE-FROM-OPS]                       19,196,234
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (91,445)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        309,465
[NUMBER-OF-SHARES-REDEEMED]                   (22,700)
[SHARES-REINVESTED]                              5,497
[NET-CHANGE-IN-ASSETS]                      23,682,482
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (1,207,201)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        1,353,189
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              2,376,918
[AVERAGE-NET-ASSETS]                       216,750,807
[PER-SHARE-NAV-BEGIN]                            12.73
[PER-SHARE-NII]                                    .60
[PER-SHARE-GAIN-APPREC]                            .47
[PER-SHARE-DIVIDEND]                             (.60)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.20
[EXPENSE-RATIO]                                   1.66
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 2
   [NAME] THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND (A)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      128,127,669
[INVESTMENTS-AT-VALUE]                     133,256,365
[RECEIVABLES]                                3,891,609
[ASSETS-OTHER]                                 374,299
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             137,522,273
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                  136,883,202
[TOTAL-LIABILITIES]                        136,883,202
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   132,490,347
[SHARES-COMMON-STOCK]                       10,420,504
[SHARES-COMMON-PRIOR]                       11,312,926
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (735,841)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     5,128,696
[NET-ASSETS]                               136,883,202
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            7,898,965
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,387,898)
[NET-INVESTMENT-INCOME]                      6,511,067
[REALIZED-GAINS-CURRENT]                     (543,396)
[APPREC-INCREASE-CURRENT]                    4,633,144
[NET-CHANGE-FROM-OPS]                       10,600,815
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                  (6,490,487)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      1,915,028
[NUMBER-OF-SHARES-REDEEMED]                (3,134,511)
[SHARES-REINVESTED]                            327,061
[NET-CHANGE-IN-ASSETS]                     (7,166,676)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (192,445)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          865,405
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,489,534
[AVERAGE-NET-ASSETS]                       138,291,954
[PER-SHARE-NAV-BEGIN]                            12.72
[PER-SHARE-NII]                                    .60
[PER-SHARE-GAIN-APPREC]                            .40
[PER-SHARE-DIVIDEND]                             (.60)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.12
[EXPENSE-RATIO]                                   1.00
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 2
   [NAME] THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND (B)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      128,127,669
[INVESTMENTS-AT-VALUE]                     133,256,365
[RECEIVABLES]                                3,891,609
[ASSETS-OTHER]                                 374,299
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             137,522,273
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                  136,883,202
[TOTAL-LIABILITIES]                        136,883,202
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   132,490,347
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                            6,341
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (735,841)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     5,128,696
[NET-ASSETS]                               136,883,202
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            7,898,965
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,387,898)
[NET-INVESTMENT-INCOME]                      6,511,067
[REALIZED-GAINS-CURRENT]                     (543,396)
[APPREC-INCREASE-CURRENT]                    4,633,144
[NET-CHANGE-FROM-OPS]                       10,600,815
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (17,017)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         69,495
[NUMBER-OF-SHARES-REDEEMED]                   (76,399)
[SHARES-REINVESTED]                                563
[NET-CHANGE-IN-ASSETS]                     (7,166,676)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (192,445)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          865,405
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,489,534
[AVERAGE-NET-ASSETS]                       138,291,954
[PER-SHARE-NAV-BEGIN]                            12.72
[PER-SHARE-NII]                                    .52
[PER-SHARE-GAIN-APPREC]                            .37
[PER-SHARE-DIVIDEND]                             (.52)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.09
[EXPENSE-RATIO]                                   1.64
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 2
   [NAME] THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND (C)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                      128,127,669
[INVESTMENTS-AT-VALUE]                     133,256,365
[RECEIVABLES]                                3,891,609
[ASSETS-OTHER]                                 374,299
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             137,522,273
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                  136,883,202
[TOTAL-LIABILITIES]                        136,883,202
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   132,490,347
[SHARES-COMMON-STOCK]                           10,757
[SHARES-COMMON-PRIOR]                            4,679
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (735,841)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     5,128,696
[NET-ASSETS]                               136,883,202
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            7,898,965
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (1,387,898)
[NET-INVESTMENT-INCOME]                      6,511,067
[REALIZED-GAINS-CURRENT]                     (543,396)
[APPREC-INCREASE-CURRENT]                    4,633,144
[NET-CHANGE-FROM-OPS]                       10,600,815
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      (3,563)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                          5,853
[NUMBER-OF-SHARES-REDEEMED]                       (31)
[SHARES-REINVESTED]                                256
[NET-CHANGE-IN-ASSETS]                     (7,166,676)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (192,445)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          865,405
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              1,489,534
[AVERAGE-NET-ASSETS]                       138,291,954
[PER-SHARE-NAV-BEGIN]                            12.71
[PER-SHARE-NII]                                    .52
[PER-SHARE-GAIN-APPREC]                            .41
[PER-SHARE-DIVIDEND]                             (.52)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.12
[EXPENSE-RATIO]                                   1.66
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 5
   [NAME] THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND (A)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       14,515,387
[INVESTMENTS-AT-VALUE]                      14,820,460
[RECEIVABLES]                                  293,981
[ASSETS-OTHER]                                  41,224
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              15,155,665
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       74,046
[TOTAL-LIABILITIES]                             74,046
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    14,884,531
[SHARES-COMMON-STOCK]                        1,252,774
[SHARES-COMMON-PRIOR]                          699,738
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (107,985)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       305,073
[NET-ASSETS]                                15,081,619
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                              679,541
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                (48,128)
[NET-INVESTMENT-INCOME]                        631,413
[REALIZED-GAINS-CURRENT]                      (77,300)
[APPREC-INCREASE-CURRENT]                      434,101
[NET-CHANGE-FROM-OPS]                          988,214
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    (609,538)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      2,280,027
[NUMBER-OF-SHARES-REDEEMED]                (1,748,521)
[SHARES-REINVESTED]                             21,530
[NET-CHANGE-IN-ASSETS]                       6,876,500
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                     (30,685)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           73,419
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                197,152
[AVERAGE-NET-ASSETS]                        11,818,372
[PER-SHARE-NAV-BEGIN]                            11.54
[PER-SHARE-NII]                                    .63
[PER-SHARE-GAIN-APPREC]                            .29
[PER-SHARE-DIVIDEND]                             (.63)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              11.83
[EXPENSE-RATIO]                                    .38
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 5
   [NAME] THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND (B)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       14,515,387
[INVESTMENTS-AT-VALUE]                      14,820,460
[RECEIVABLES]                                  293,981
[ASSETS-OTHER]                                  41,224
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              15,155,665
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       74,046
[TOTAL-LIABILITIES]                             74,046
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    14,884,531
[SHARES-COMMON-STOCK]                                0
[SHARES-COMMON-PRIOR]                            1,731
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (107,985)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       305,073
[NET-ASSETS]                                15,081,619
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                              679,541
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                (48,128)
[NET-INVESTMENT-INCOME]                        631,413
[REALIZED-GAINS-CURRENT]                      (77,300)
[APPREC-INCREASE-CURRENT]                      434,101
[NET-CHANGE-FROM-OPS]                          988,214
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                     (18,433)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         53,482
[NUMBER-OF-SHARES-REDEEMED]                   (55,915)
[SHARES-REINVESTED]                                702
[NET-CHANGE-IN-ASSETS]                       6,876,500
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                     (30,685)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           73,419
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                197,152
[AVERAGE-NET-ASSETS]                        11,818,372
[PER-SHARE-NAV-BEGIN]                            11.55
[PER-SHARE-NII]                                    .55
[PER-SHARE-GAIN-APPREC]                            .28
[PER-SHARE-DIVIDEND]                             (.55)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              11.83
[EXPENSE-RATIO]                                   1.08
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 5
   [NAME] THORNBURG FLORIDA INTERMEDIATE MUNICIPAL FUND (C)

[PERIOD-TYPE]                   12-MOS
[FISCAL-YEAR-END]                          SEP-30-1995
[PERIOD-END]                               SEP-30-1995
[INVESTMENTS-AT-COST]                       14,515,387
[INVESTMENTS-AT-VALUE]                      14,820,460
[RECEIVABLES]                                  293,981
[ASSETS-OTHER]                                  41,224
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              15,155,665
[PAYABLE-FOR-SECURITIES]                             0
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                       74,046
[TOTAL-LIABILITIES]                             74,046
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    14,884,531
[SHARES-COMMON-STOCK]                           21,869
[SHARES-COMMON-PRIOR]                            9,422
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (107,985)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                       305,073
[NET-ASSETS]                                15,081,619
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                              679,541
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                (48,128)
[NET-INVESTMENT-INCOME]                        631,413
[REALIZED-GAINS-CURRENT]                      (77,300)
[APPREC-INCREASE-CURRENT]                      434,101
[NET-CHANGE-FROM-OPS]                          988,214
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      (3,442)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         23,893
[NUMBER-OF-SHARES-REDEEMED]                   (11,696)
[SHARES-REINVESTED]                                250
[NET-CHANGE-IN-ASSETS]                       6,876,500
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                     (30,685)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           73,419
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                197,152
[AVERAGE-NET-ASSETS]                        11,818,372
[PER-SHARE-NAV-BEGIN]                            11.54
[PER-SHARE-NII]                                    .55
[PER-SHARE-GAIN-APPREC]                            .32
[PER-SHARE-DIVIDEND]                             (.55)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              11.86
[EXPENSE-RATIO]                                   1.08
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0